UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    --------

                                   FORM N-CSR

                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-03451

                             SEI DAILY INCOME TRUST
               (Exact name of registrant as specified in charter)
                                    --------


                               c/o CT Corporation
                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Investments
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-342-5734

                    DATE OF FISCAL YEAR END: JANUARY 31, 2008

                     DATE OF REPORTING PERIOD: JULY 31, 2007

ITEM 1.    REPORTS TO STOCKHOLDERS.

[LOGO]
   SEI New Ways.
       New Answers.(R)




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SEI Daily Income Trust

--------------------------------------------------------------------------------

Semi-Annual Report as of July 31, 2007

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Money Market Fund

Government Fund

Government II Fund

Prime Obligation Fund

Treasury Fund

Treasury II Fund

Short-Duration Government Fund

Intermediate-Duration Government Fund

GNMA Fund

Ultra Short Bond Fund

TABLE OF CONTENTS




Statements of Investments                                                     1
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Statements of Assets and Liabilities                                         22
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Statements of Operations                                                     24
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Statements of Changes in Net Assets                                          26
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Financial Highlights                                                         30
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Notes to Financial Statements                                                35
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Disclosure of Fund Expenses                                                  43
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Board of Trustees Considerations in Approving the Continuation
of the Funds' Advisory and Sub-Advisory Agreements                           45
--------------------------------------------------------------------------------

The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Trust's Forms N-Q are available on the Commission's website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Since the Funds in SEI Daily Income Trust typically hold only fixed income securities, they generally are not expected to hold securities for which they may be required to vote proxies. Regardless, in light of the possibility that a Fund could hold a security for which a proxy is voted, the Trust has adopted proxy voting policies. A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available without charge (i) upon request, by calling 1-800-DIAL-SEI; and (ii) on the Commission's website at http://www.sec.gov.

SCHEDULE OF INVESTMENTS (Unaudited)

Money Market Fund

July 31, 2007
--------------------------------------------------------------------------------

SECTOR WEIGHTINGS+:

[THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED METERIAL]

44.7%  Commercial Paper
26.3%  Corporate Bonds
19.0%  Certificates of Deposit
 6.4%  Repurchase Agreement
 3.2%  Insurance Funding Agreements
 0.4%  Municipal Bond
+ Percentages are based on total investments.

--------------------------------------------------------------------------------
                                                    Face Amount           Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
COLLATERALIZED DEBT OBLIGATION (A) -- 44.6%

ASSET BACKED - FINANCIAL SERVICES (E) -- 44.6%
   AMS Funding
       5.317%, 10/05/07                           $      25,000   $      24,763
   Barclays US Funding
       5.321%, 09/07/07                                  10,000           9,946
   Brahms Funding
       5.334%, 08/10/07                                   6,000           5,992
   Carrera Capital Financial LLC
       5.331%, 08/21/07                                  26,000          25,924
   Cheyne Finance LLC
       5.315%, 08/15/07                                  10,000           9,998
   Citigroup
       5.344%, 08/16/07                                  25,000          24,945
       5.320%, 10/15/07                                  25,000          24,727
       5.343%, 10/18/07                                  25,000          24,716
   Concord Minutemen Capital
       5.350%, 10/10/07                                  25,000          24,747
   Dakota Notes
       5.325%, 09/12/07                                  20,000          19,877
   Deer Valley Funding LLC
       5.330%, 08/15/07                                  25,000          24,949
   FCAR Owner Trust I
       5.345%, 08/07/07                                  13,000          12,989
   Ford Financial Services
       5.270%, 10/24/07                                  25,000          24,693
   General Electric
       5.316%, 09/28/07                                  32,000          31,729
   Giro Balanced Funding
       5.342%, 08/14/07                                  25,000          24,952
   KKR Pacific Funding Trust
       5.334%, 08/10/07                                   6,000           5,992
   Lehman Brothers
       5.314%, 08/24/07                                  15,000          14,949
       5.330%, 09/10/07                                  10,000           9,941
       5.344%, 09/20/07                                  25,000          24,817
       5.358%, 10/24/07                                  25,000          24,692
   Manhattan Asset Funding
       5.311%, 08/20/07                                   9,138           9,112
   Morgan Stanley
       5.303%, 08/22/07                                  25,000          24,923
       5.270%, 09/10/07                                  20,000          19,883
   Ormond Quay Funding LLC
       5.328%, 08/22/07                                  25,000          24,923

--------------------------------------------------------------------------------
                                                    Face Amount           Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Rhineland Funding Capital
       5.339%, 08/09/07                                 $20,000   $      19,976
   Sachsen Funding LLC
       5.290%, 08/07/07                                  25,000          24,978
   Sandle
       5.339%, 08/17/07                                  25,000          24,941
                                                                  -------------
   Total Collateralized Debt Obligation
     (Cost $544,074) ($ Thousands)                                      544,074
                                                                  -------------

CORPORATE BONDS -- 26.3%

ASSET BACKED - FINANCIAL SERVICES (E) -- 3.2%
   Atlas Capital Funding MTN
       5.310%, 08/25/07                                  20,000          20,000
   Irish Life & Permanent PLC
       5.340%, 08/22/07                                  14,000          14,001
   K2 LLC MTN
       5.320%, 10/24/07                                   5,000           5,000
                                                                  -------------
                                                                         39,001
                                                                  -------------

ASSET BACKED - OTHER (B) (E) (F) -- 12.6%
   Cheyne Finance MTN
       5.312%, 09/25/07                                  10,000           9,998
   Cullinan Finance MTN
       5.320%, 08/15/07                                  25,000          25,000
   Morgan Stanley Asset Funding
       5.525%, 08/01/07                                  25,000          25,000
   Paragon Mortgages PLC,
     Ser 10A, Cl A1
       5.300%, 08/15/07                                   9,833           9,833
   Paragon Mortgages PLC,
     Ser 13A, Cl A1
       5.310%, 08/15/07                                  18,828          18,828
   Sedna Finance MTN
       5.325%, 09/08/07                                  15,000          15,000
   Sigma Finance MTN
       5.290%, 08/10/07                                   8,800           8,799
   Tango Finance MTN
       5.322%, 10/13/07                                  25,000          24,999
   Whistlejacket Capital MTN
       5.320%, 08/21/07 to 08/28/07                      16,000          16,000
                                                                  -------------
                                                                        153,457
                                                                  -------------

BANKS (B) (F) -- 8.9%
   BNP Paribas
       5.330%, 09/16/07                                   9,000           9,000
   Banque Federative du Credit Mutuel
       5.330%, 08/13/07                                   2,000           2,000
   Cullinan Finance MTN
       5.320%, 09/25/07                                  27,500          27,492
   Natexis Banques Populaires LLC NY
       5.346%, 11/09/07                                  35,000          35,000


--------------------------------------------------------------------------------
SEI Daily Income Trust / Semi-Annual Report / July 31, 2007                    1

SCHEDULE OF INVESTMENTS (Unaudited)

Money Market Fund (Concluded)

July 31, 2007
--------------------------------------------------------------------------------
                                                    Face Amount           Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Northern Rock PLC
       5.340%, 02/05/08                           $      10,000   $      10,000
   Westpac Banking NY
       5.330%, 09/12/07                                  25,000          25,000
                                                                  -------------
                                                                        108,492
                                                                  -------------

FINANCIAL SERVICES -- 0.8%
   Asscher Finance MTN
       5.500%, 07/16/08                                   9,507           9,507
                                                                  -------------

INVESTMENT BANKER/BROKER DEALER (C) -- 0.8%
   Goldman Sachs Group
       5.380%, 08/13/07                                  10,000          10,000
                                                                  -------------
Total Corporate Bonds
   (Cost $320,457) ($ Thousands)                                        320,457
                                                                  -------------

CERTIFICATES OF DEPOSIT -- 19.0%
   BNP Paribas (B)
       5.306%, 09/26/07                                  30,000          29,999
       5.305%, 09/26/07                                  30,000          29,999
   Bank of Montreal
       5.330%, 11/20/07                                  13,000          13,000
       5.350%, 12/05/07                                  13,000          13,000
   Barclays
       5.340%, 10/02/07                                  25,006          25,006
   Credit Agricole
       5.330%, 11/26/07                                  15,000          15,000
   Credit Industries
       5.365%, 12/12/07                                  13,000          13,000
   Credit Suisse First Boston NY
       5.420%, 01/16/08                                  14,000          14,000
   Deutsche Bank NY
       5.400%, 11/21/07                                   9,000           9,000
   ICAP Corporates LLC
       5.330%, 10/11/07                                  12,000          12,000
   Monument Gardens Funding LLC
       5.350%, 08/08/07                                  26,815          26,788
   Natexis Banq Populair LLC NY (B)
       5.410%, 08/13/07                                  15,000          15,000
   Swedbank (B)
       5.315%, 09/15/07                                  16,000          15,999
                                                                  -------------
Total Certificates of Deposit
  (Cost $231,791) ($ Thousands)                                         231,791
                                                                  -------------

INSURANCE FUNDING AGREEMENTS (B) (C) (G) -- 3.3%
   Metropolitan Life Insurance
       5.440%, 10/15/07                                  30,000          30,000
   Monumental Life Insurance
       5.520%, 08/01/07                                   9,500           9,500
                                                                  -------------
Total Insurance Funding Agreements
   (Cost $39,500) ($ Thousands)                                          39,500
                                                                  -------------

--------------------------------------------------------------------------------
                                                    Face Amount           Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
MUNICIPAL BOND (B) -- 0.4%

TEXAS -- 0.4%
   Texas State, Veterans Funding II
     Project, Ser D, GO
       5.340%, 08/01/07                           $       5,270   $       5,270
                                                                  -------------
Total Municipal Bond
   (Cost $5,270) ($ Thousands)                                            5,270
                                                                  -------------

REPURCHASE AGREEMENT (D) -- 6.3%
   Deutsche Bank
     5.29%, dated 07/31/07, to be repurchased
     on 08/01/07, repurchase price $77,405,373
     (collateralized by various FHLB/FHLMC
     obligations, ranging in par value
     $4,313,000- $32,900,000, 4.400%-6.050%,
     03/19/08-01/15/37, with total market value
     $78,942,680)                                        77,394          77,394
                                                                  -------------
Total Repurchase Agreement
   (Cost $77,394) ($ Thousands)                                          77,394
                                                                  -------------
Total Investments -- 99.9%
   (Cost $1,218,486) ($ Thousands)                                   $1,218,486
                                                                  =============

Percentages are based on Net Assets of $1,219,414 ($ Thousands).

(A)   The rate reported is the effective yield at time of purchase.

(B) Floating Rate Instrument. The rate reflected on the Statement of Investments is the rate in effect on July 31, 2007. The demand and interest rate reset features give this security a shorter effective maturity date.

(C) Securities considered illiquid. The total value of such securities as of July 31, 2007 was $49,500 ($ Thousands) and represented 4.06% of Net Assets.

(D)   Tri-Party Repurchase Agreement.

(E) Securities are held in connection with a letter of credit issued by a major bank.

(F) Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." The total value of such securities as of July 31, 2007 was $261,949 ($Thousands) and represented 21.48% of Net Assets. These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(G) These securities are considered restricted. The total value of such securities as of July 31, 2007 was $39,500 ($ Thousands) and represented 3.24% of Net Assets.

Cl -- Class
FHLB -- Federal Home Loan Bank
FHLMC -- Federal Home Loan Mortgage Corporation
GO -- General Obligation
LLC -- Limited Liability Company
MTN -- Medium Term Note
NY -- New York
PLC -- Public Limited Company
Ser -- Series


The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
2                   SEI Daily Income Trust / Semi-Annual Report / July 31, 2007

Government Fund

July 31, 2007
--------------------------------------------------------------------------------

SECTOR WEIGHTINGS+:

[THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

69.6%  Repurchase Agreements
30.4%  U.S. Government Agency Mortgage-Backed Obligations

+ Percentages are based on total investments.
--------------------------------------------------------------------------------
                                                    Face Amount           Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED
OBLIGATIONS -- 30.4%
   FFCB (A)
       5.220%, 09/08/07                           $      10,000   $       9,997
   FHLB
       3.505%, 08/14/08                                   1,000             982
   FHLB (A)
       5.230%, 08/14/07                                  10,000           9,999
       5.220%, 09/08/07                                  40,000          39,988
       5.197%, 10/31/07                                  45,000          44,994
   FHLB, Ser 1
       5.250%, 06/19/08                                  15,000          14,990
   FHLB, Ser 1 (A)
       5.200%, 10/04/07                                  30,000          29,991
   FHLB, Ser 636 (A)
       5.216%, 08/10/07                                  25,000          25,000
   FHLMC
       5.400%, 07/21/08                                  18,000          18,000
   FHLMC MTN
       3.600%, 04/16/08                                   1,000             988
   FNMA
       4.750%, 08/03/07                                  30,058          30,057
       3.000%, 08/15/07                                  32,517          32,489
                                                                  --------------
Total U.S. Government Agency Mortgage-Backed
   Obligations (Cost $257,475) ($ Thousands)                            257,475
                                                                  --------------

--------------------------------------------------------------------------------
                                                    Face Amount           Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS (B) -- 69.6%
   Barclays
       5.310%, dated 07/31/07, to be
       repurchased on 08/01/07,
       repurchase price $210,030,975
       (collateralized by FHLB obligation,
       par value $219,355,000, 0.000%,
       01/16/08, with total market value
       $214,200,158)                              $     210,000   $     210,000
   Citigroup
       5.270%, dated 07/31/07, to be
       repurchased on 08/01/07,
       repurchase price $210,030,742
       (collateralized by FHLMC obligation,
       par value $225,470,000, 7.700%,
       06/19/17, with total market value
       $214,200,300)                                    210,000         210,000
   Deutsche Bank
       5.290%, dated 07/31/07, to be
       repurchased on 08/01/07,
       repurchase price $169,399,889
       (collateralized by various
       FHLB/FHLMC/FNMA obligations,
       ranging in par value $632,000-
       $50,000,000, 4.125%-5.600%,
       01/15/08-04/15/14, with total
       market value $172,763,056)                       169,375         169,375
                                                                  --------------
Total Repurchase Agreements
   (Cost $589,375) ($ Thousands)                                        589,375
                                                                  --------------
Total Investments -- 100.0%
   (Cost $846,850) ($ Thousands)                                  $     846,850
                                                                  ==============

Percentages are based on Net Assets of $847,142 ($ Thousands).

(A) Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on July 31, 2007. The demand and interest rate reset feature gives this security a shorter effective maturity date.

(B)   Tri-Party Repurchase Agreement.

FFCB -- Federal Farm Credit Bank
FHLB -- Federal Home Loan Bank
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association
MTN -- Medium Term Note
Ser -- Series


The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
SEI Daily Income Trust / Semi-Annual Report / July 31, 2007                    3

SCHEDULE OF INVESTMENTS (Unaudited)

Government II Fund

July 31, 2007
--------------------------------------------------------------------------------

SECTOR WEIGHTINGS+:

[THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

100.00%  U.S. Government Agency Mortgage-Backed Obligations
+ Percentages are based on total investments.
--------------------------------------------------------------------------------
                                                    Face Amount           Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED
OBLIGATIONS -- 99.9%
   FFCB
       5.210%, 08/11/07                           $      25,000   $      24,996
   FFCB (B)
       5.200%, 08/01/07                                  10,000          10,000
       5.210%, 08/13/07 to 10/23/07                      53,000          52,992
       5.185%, 08/13/07                                  10,000           9,999
       5.180%, 08/18/07 to 08/28/07                      23,050          23,046
       5.220%, 08/24/07                                  40,000          39,990
       5.190%, 08/30/07                                  25,000          24,998
       5.230%, 09/10/07                                  30,000          29,996
   FFCB DN (A)
       5.150%, 08/02/07                                   6,000           5,999
       5.177%, 08/07/07                                   5,000           4,996
       5.158%, 08/23/07                                  10,000           9,969
       5.296%, 09/14/07                                      25              25
   FFCB, Ser 1 (B)
       5.170%, 08/19/07                                   5,000           4,999
       5.185%, 08/25/07                                   5,000           5,000
   FHLB
       5.102%, 08/01/07                                  66,788          66,788
       4.750%, 08/08/07 to 08/17/07                      12,150          12,148
       5.250%, 08/14/07 to 11/15/07                      20,000          19,997
       3.750%, 08/15/07                                   2,105           2,104
       3.125%, 08/15/07                                   6,010           6,005
       3.235%, 08/24/07                                     225             225
       4.000%, 09/24/07                                      25              25
       5.100%, 03/06/08                                   8,000           7,992
       5.380%, 04/09/08                                   5,000           5,000
   FHLB (A)
       5.144%, 08/06/07                                  10,000           9,993
       5.186%, 09/05/07                                  20,000          19,900
   FHLB (B)
       5.230%, 08/14/07                                  10,000           9,999
       5.220%, 09/08/07                                  20,000          19,994
       5.190%, 09/18/07                                  15,000          14,995
       5.210%, 09/19/07                                  25,000          24,993
       5.200%, 09/20/07 to 01/10/08                      51,000          50,989
       5.205%, 10/16/07                                  40,000          39,990
       5.196%, 10/17/07                                  25,000          24,996
       5.197%, 10/31/07                                  25,000          24,997

--------------------------------------------------------------------------------
                                                    Face Amount           Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   FHLB DN
       5.188%, 08/22/07                           $       8,214   $       8,189
   FHLB DN (A)
       5.172%, 08/10/07                                  15,000          14,981
       5.159%, 08/24/07                                  25,000          24,918
       5.184%, 09/21/07                                  33,475          33,231
       5.191%, 11/09/07                                   5,890           5,807
   FHLB, Ser 1
       5.250%, 06/19/08                                  15,000          14,990
   FHLB, Ser 1 (B)
       5.165%, 08/14/07                                  25,000          24,994
       5.200%, 10/24/07                                  50,000          49,981
   FHLB, Ser 469
       3.375%, 09/14/07                                   3,255           3,246
   FHLB, Ser 636 (B)
       5.216%, 08/10/07                                  25,000          25,000
                                                                  --------------
Total U.S. Government Agency Mortgage-Backed
   Obligations (Cost $813,472) ($ Thousands)                            813,472
                                                                  --------------
Total Investments -- 99.9%
   (Cost $813,472) ($ Thousands)                                  $     813,472
                                                                  ==============

Percentages are based on Net Assets of $814,343 ($ Thousands).

(A)   The rate reported is the effective yield at time of purchase.

(B) Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on July 31, 2007. The demand and interest rate reset features give this security a shorter effective maturity date.

DN -- Discount Note
FFCB -- Federal Farm Credit Bank
FHLB -- Federal Home Loan Bank
Ser -- Series


The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
4                    SEI Daily Income Trust / Semi-Annual Report / July 31, 2007

Prime Obligation Fund

July 31, 2007
--------------------------------------------------------------------------------

SECTOR WEIGHTINGS+:

[THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

58.6%  Commercial Paper
27.5%  Corporate Bonds
 5.5%  Repurchase Agreement
 5.0%  Insurance Funding Agreements
 2.4%  Certificates of Deposit
 0.7%  Time Deposits
 0.3%  Municipal Bond
+ Percentages are based on total investments.

--------------------------------------------------------------------------------
                                                    Face Amount           Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
COLLATERALIZED DEBT OBLIGATION (A) -- 58.7%

ASSET BACKED - FINANCIAL SERVICES (E) -- 58.7%
   AMS Funding
       5.317%, 10/05/07                           $     200,000   $     198,104
   Amstel Funding
       5.318%, 11/19/07                                  92,344          90,882
   Atlas Capital
       5.342%, 08/25/07                                 100,000          98,858
   Cafco
       5.323%, 10/19/07                                  50,000          49,424
   Compass Securitization
       5.355%, 08/28/07                                   6,245           6,220
   Concord Minutemen Capital
       5.350%, 10/10/07                                 160,433         158,808
   Curzon
       5.331%, 10/24/07                                  48,029          47,439
   Curzon Funding LLC
       5.330%, 11/21/07                                  50,000          49,193
       5.332%, 11/26/07                                  50,000          49,157
       5.337%, 11/29/07                                  60,000          58,961
   Dakota Notes
       5.325%, 09/12/07                                  65,000          64,601
       5.320%, 10/09/07                                  50,000          49,497
       5.332%, 10/19/07                                  20,000          19,769
   Deer Valley Funding LLC
       5.330%, 08/15/07                                 169,955         169,607
   FCAR Owner Trust I
       5.331%, 08/24/07                                  65,000          64,783
       5.340%, 10/23/07                                 100,000          98,785
   Ford Financial Services
       5.343%, 10/24/07                                  40,000          39,508
   Gemini Securitization
       5.301%, 08/22/07                                  75,000          74,769
       5.321%, 10/18/07                                  26,500          26,198
   General Electric
       5.316%, 09/28/07                                 140,000         138,816
   Giro Balanced Funding
       5.342%, 08/14/07                                  75,000          74,856
   Gotham Funding
       5.338%, 10/19/07                                  99,144          97,997
   Grampian Funding LLC
       5.328%, 11/21/07                                  75,000          73,789
   Greyhawk Funding LLC
       5.330%, 08/21/07                                  23,800          23,730

--------------------------------------------------------------------------------
                                                    Face Amount           Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   KKR Pacific Funding Trust
       5.334%, 08/10/07                           $      30,000   $      29,960
   Lake Constance
       5.325%, 09/12/07                                  56,000          55,657
   Lehman Brothers
       5.313%, 08/22/07                                 100,865         100,554
   Manhattan Asset Funding
       5.304%, 08/24/07                                 100,000          99,663
       5.345%, 10/15/07                                  73,081          72,278
   Morgan Stanley
       5.303%, 08/22/07                                 100,000          99,692
   New Center Asset Trust
       5.340%, 08/03/07                                  85,300          85,275
       5.347%, 08/17/07                                 100,000          99,768
   Ormond Quay Funding LLC (B)
       5.280%, 08/30/07                                  50,000          49,999
   Premier Asset
       5.338%, 10/25/07                                  70,500          69,624
   Sachsen Funding LLC
       5.339%, 08/07/07                                 100,000          99,912
   Sandle
       5.339%, 08/17/07                                  47,500          47,389
   Solitaire Funding LLC
       5.321%, 08/29/07 to 10/23/07                     125,000         123,688
       5.320%, 09/12/07                                 125,000         124,234
   Tulip Funding
       5.424%, 08/28/07                                  75,441          75,135
                                                                  --------------
Total Collateralized Debt Obligation
   (Cost $3,056,579) ($ Thousands)                                    3,056,579
                                                                  --------------

CORPORATE BONDS -- 27.5%

ASSET BACKED - FINANCIAL SERVICES (B) (E) (F) -- 1.7%
   Atlas Capital Funding MTN
       5.310%, 10/25/07                                  25,000          25,000
   K2 LLC MTN
       5.320%, 10/24/07                                  23,000          22,999
   Stanfield Victoria Funding LLC MTN
       5.325%, 09/25/07                                  40,000          39,997
                                                                  --------------
                                                                         87,996
                                                                  --------------

ASSET BACKED - OTHER (B) (E) (F) -- 19.9%
   Cheyne Finance MTN
       5.325%, 08/25/07                                  50,000          49,999
       5.312%, 09/25/07                                  77,000          76,987
   Cheyne Finance PLC MTN
       5.315%, 10/25/07                                 125,000         124,985
   Cullinan Finance MTN
       5.320%, 08/15/07 to 09/03/07                     150,000         149,997
   Kestrel Funding US
       5.320%, 09/27/07                                 100,000          99,987
   Liberty Light US Capital MTN
       5.320%, 09/24/07                                  50,000          49,986


--------------------------------------------------------------------------------
SEI Daily Income Trust / Semi-Annual Report / July 31, 2007                    5

SCHEDULE OF INVESTMENTS (Unaudited)

Prime Obligation Fund (Concluded)

July 31, 2007
--------------------------------------------------------------------------------
                                                    Face Amount           Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Morgan Stanley Asset Funding
       5.525%, 08/01/07                           $      75,000   $      75,000
   Sedna Finance MTN
       5.325%, 09/08/07 to 09/28/07                     125,000         125,000
   Sedna Finance MTN, Ser 1
       5.300%, 08/21/07                                 100,000         100,000
   Sigma Finance MTN
       5.370%, 08/21/07                                   5,000           5,000
   Stanfield Victoria
       5.320%, 09/20/07                                  80,000          79,990
   Tango Finance MTN
       5.370%, 08/16/07                                  15,000          15,001
       5.320%, 08/20/07                                   5,000           5,000
   Whistlejacket Capital MTN
       5.320%, 08/21/07 to 08/28/07                      77,750          77,747
                                                                  --------------
                                                                      1,034,679
                                                                  --------------
BANKS (B) -- 1.2%
   National City Bank
       5.315%, 09/18/07                                  65,500          65,499
                                                                  --------------
FINANCIAL SERVICES -- 4.3%
   Asscher Finance MTN
       5.500%, 07/16/08                                  40,095          40,095
   Carrera Capital Funding LLC
       5.345%, 07/30/08                                  50,000          50,000
   Cullinan Finance
       5.320%, 09/25/07                                  75,000          74,986
   JP Morgan Chase
       5.300%, 08/11/07                                  61,000          61,000
                                                                  --------------
                                                                        226,081
                                                                  --------------
INVESTMENT BANKER/BROKER DEALER (B) (C) -- 0.4%
   Goldman Sachs Group
       5.380%, 08/13/07                                  20,000          20,000
                                                                  --------------
Total Corporate Bonds
   (Cost $1,434,255) ($ Thousands)                                    1,434,255
                                                                  --------------

INSURANCE FUNDING AGREEMENTS (B) (C) (G) -- 5.0%
   Metropolitan Life Insurance
       5.440%, 10/15/07                                 160,000         160,000
   Monumental Life Insurance
       5.520%, 08/01/07                                 101,500         101,500
                                                                  --------------
Total Insurance Funding Agreements
   (Cost $261,500) ($ Thousands)                                        261,500
                                                                  --------------

CERTIFICATES OF DEPOSIT -- 2.4%
   Citigroup
       5.320%, 09/07/07                                 125,000         125,000
                                                                  --------------
Total Certificates of Deposit
   (Cost $125,000) ($ Thousands)                                        125,000
                                                                  --------------

--------------------------------------------------------------------------------
                                                    Face Amount           Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
TIME DEPOSITS -- 0.7%
   JM Lummis
       5.290%, 08/01/07                           $      36,611   $      36,611
                                                                  --------------
Total Time Deposits
   (Cost $36,611) ($ Thousands)                                          36,611
                                                                  --------------

MUNICIPAL BOND (B) -- 0.3%
   Texas State, Veterans Funding I
     Project, Ser C, GO
       5.340%, 08/01/07                                  13,400          13,400
                                                                  --------------
Total Municipal Bond
   (Cost $13,400) ($ Thousands)                                          13,400
                                                                  --------------

REPURCHASE AGREEMENT (D) -- 5.6%
   Deutsche Bank
       5.290%, dated 07/31/07, to be
       repurchased on 08/01/07,
       repurchase price $289,716,566
       (collateralized by various
       FHLB/FHLMC/FNMA obligations,
       ranging in par value $270,000-
       $195,114,000, 3.750%-7.125%,
       08/24/07-01/15/30, with total
       market value $295,467,614)                       289,674         289,674
                                                                  --------------
Total Repurchase Agreement
   (Cost $289,674) ($ Thousands)                                        289,674
                                                                  --------------
Total Investments -- 100.2%
   (Cost $5,217,019) ($ Thousands)                                $   5,217,019
                                                                  ==============

Percentages are based on Net Assets of $5,209,021 ($ Thousands)

(A)   The rate reported is the effective yield at time of purchase.

(B) Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on July 31, 2007. The demand and interest rate reset feature gives this security a shorter effective maturity date.

(C) Securities considered illiquid. The total value of such securities as of July 31, 2007 was $281,500 ($ Thousands) and represented 5.40% of Net Assets.

(D)   Tri-Party Repurchase Agreement.

(E) Securities are held in connection with a letter of credit issued by a major bank.

(F) Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." The total value of such securities as of July 31, 2007, was $1,122,675 ($ Thousands) and represented 21.55% of Net Assets. These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(G) These securities are considered restricted. The total value of such securities as of July 31, 2007 was $261,500 ($ Thousands) and represented 5.02% of Net Assets.

FHLB -- Federal Home Loan Bank
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association
GO -- General Obligation
LLC -- Limited Liability Company
MTN -- Medium Term Note
PLC -- Public Limited Company
Ser -- Series
The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
6                    SEI Daily Income Trust / Semi-Annual Report / July 31, 2007

Treasury Fund

July 31, 2007
--------------------------------------------------------------------------------

SECTOR WEIGHTINGS+:

[THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

100.00%  Repurchase Agreements

+Percentages are based on total investments.
--------------------------------------------------------------------------------
                                                    Face Amount           Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS (A) -- 100.4%
   Barclays Capital
       5.100%, dated 07/31/07, to be
       repurchased on 08/01/07,
       repurchase price $250,035,417
       (collateralized by various
       U.S. Treasury Notes, ranging
       in par value $91,013,000-
       $160,336,000, 2.000%-5.500%,
       05/15/09-01/15/16, with total
       market value $255,000,705)                 $     250,000   $     250,000
   BNP Paribas
       5.080%, dated 07/31/07, to be
       repurchased on 08/01/07,
       repurchase price $250,035,278
       (collateralized by U.S. Treasury
       Note, par value $206,656,000,
       3.500%, 01/15/11, with total
       market value $255,000,290)                       250,000         250,000
   Deutsche Bank
       5.140%, dated 07/31/07, to be
       repurchased on 08/01/07,
       repurchase price $203,014,982
       (collateralized by various
       U.S. Treasury Notes,
       ranging in par value $1,316,000-
       $75,152,000, 4.375%-10.625%,
       12/31/07-08/15/15, with total
       market value $207,046,058)                       202,986         202,986
   JP Morgan
       5.090%, dated 07/31/07, to be
       repurchased on 08/01/07,
       repurchase price $100,014,139
       (collateralized by U.S. Treasury
       Note, par value $99,915,000,
       2.375%, 01/15/17, with total
       market value $102,004,285)                       100,000         100,000

--------------------------------------------------------------------------------
                                                    Face Amount           Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Morgan Stanley
       5.120%, dated 07/31/07, to be
       repurchased on 08/01/07,
       repurchase price $250,035,557
       (collateralized by U.S. Treasury
       Note, par value $161,832,000,
       3.875%, 04/15/29, with total
       market value $255,001,567)                 $     250,000   $     250,000
                                                                  --------------
Total Repurchase Agreements
   (Cost $1,052,986) ($ Thousands)                                    1,052,986
                                                                  --------------
Total Investments -- 100.4%
   (Cost $1,052,986) ($ Thousands)                                $   1,052,986
                                                                  ==============

Percentages are based on Net Assets of $1,049,013 ($ Thousands).

(A) Tri-Party Repurchase Agreement.


The accompanying notes are an integral part of the financial statements.




--------------------------------------------------------------------------------
SEI Daily Income Trust / Semi-Annual Report / July 31, 2007                    7

SCHEDULE OF INVESTMENTS (Unaudited)

Treasury II Fund

July 31, 2007
--------------------------------------------------------------------------------

SECTOR WEIGHTINGS+:

[THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

100.00%  U.S. Treasury Obligations

+Percentages are based on total investments.
--------------------------------------------------------------------------------
                                                    Face Amount           Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
TREASURY BILLS (A) -- 99.7%
   U.S. Treasury Notes
       6.125%, 08/15/07                           $      23,000   $      23,011
       3.250%, 08/15/07                                  23,000          22,986
       2.750%, 08/15/07                                  29,000          28,976
       4.000%, 08/31/07                                  11,000          10,993
   U.S. Treasury Bills
       4.350%, 08/02/07                                  41,052          41,047
       4.672%, 08/09/07                                  15,000          14,985
       4.782%, 08/16/07                                  38,883          38,806
       4.787%, 08/23/07                                  21,118          21,057
       4.863%, 08/30/07                                  35,504          35,366
       4.627%, 09/06/07                                   8,000           7,963
       4.594%, 09/13/07                                   4,000           3,978
       4.593%, 09/20/07                                   4,000           3,975
       4.597%, 09/27/07                                   4,000           3,971
       4.708%, 10/04/07                                   4,000           3,967
       4.879%, 10/11/07                                   4,000           3,962
       4.890%, 10/18/07                                   4,000           3,958
                                                                  --------------
Total Treasury Bills
   (Cost $269,001) ($ Thousands)                                        269,001
                                                                  --------------
Total Investments -- 99.7%
   (Cost $269,001) ($ Thousands)                                  $     269,001
                                                                  ==============

Percentages are based on Net Assets of $269,756 ($ Thousands).

(A) The rate reported is the effective yield at time of purchase.


The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
8                    SEI Daily Income Trust / Semi-Annual Report / July 31, 2007

Short-Duration Government Fund

July 31, 2007
--------------------------------------------------------------------------------

SECTOR WEIGHTINGS+:

[THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

88.6%  U.S. Government Agency Mortgage-Backed Obligations
11.3%  Repurchase Agreement
 0.1%  U.S. Treasury Obligations
+Percentages are based on total investments.

--------------------------------------------------------------------------------
                                                    Face Amount           Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED
OBLIGATIONS -- 88.0%
   FHLB
       5.250%, 02/13/08                           $      30,500   $      30,491
   FHLMC
       6.000%, 06/01/21                                   2,545           2,560
   FHLMC (A)
       7.375%, 09/01/18                                      11              11
       7.313%, 08/01/07                                      69              70
       7.292%, 08/01/07                                     181             186
       7.287%, 03/01/19                                      33              33
       7.277%, 08/01/07                                   4,048           4,111
       7.253%, 08/01/07                                     291             296
       7.250%, 01/01/18 to 09/01/20                          67              67
       7.228%, 08/01/07                                     229             232
       7.192%, 05/01/24                                     109             111
       7.185%, 08/01/07 to 04/01/19                          75              76
       7.165%, 08/01/07                                      57              58
       7.135%, 08/01/07                                      50              51
       7.125%, 07/01/18 to 11/01/20                          25              25
       7.120%, 08/01/07                                      54              54
       7.115%, 08/01/07                                     193             198
       7.094%, 08/01/07                                       6               6
       7.059%, 08/01/07                                      92              94
       7.053%, 08/01/07                                     261             267
       7.000%, 08/01/07 to 11/01/18                          97              98
       6.875%, 07/01/18                                      41              42
       6.750%, 08/01/07 to 01/01/17                          30              31
       6.625%, 02/01/16 to 06/01/18                          15              15
       6.512%, 08/01/07                                     301             300
       6.500%, 08/01/07 to 01/01/17                          47              49
       6.375%, 08/01/07                                       7               7
   FHLMC REMIC, Ser 2587, Cl ET
       3.700%, 07/15/17                                   1,090           1,043
   FHLMC REMIC, Ser 2617, Cl UN
       4.500%, 08/15/12                                     857             852
   FHLMC REMIC, Ser 2630, Cl KN
       2.500%, 04/15/13                                   1,192           1,170
   FHLMC REMIC, Ser 2684, Cl GN
       3.250%, 05/15/23                                     704             696
   FHLMC REMIC, Ser 2760, Cl PH
       3.500%, 10/15/21                                     958             948

--------------------------------------------------------------------------------
                                                    Face Amount           Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   FHLMC REMIC, Ser 2760, Cl PK
       4.500%, 10/15/21                           $       1,198   $       1,191
   FHLMC REMIC, Ser 2890, Cl PJ
       4.500%, 09/15/24                                   2,615           2,586
   FHLMC REMIC, Ser 2975, Cl VT
       5.000%, 02/15/11                                   2,648           2,637
   FHLMC REMIC, Ser T-42, Cl A5
       7.500%, 02/25/42                                   1,099           1,140
   FNMA
       7.000%, 08/01/33                                     307             315
       6.775%, 10/01/07                                     523             521
       6.610%, 04/01/09                                     151             153
       6.490%, 08/01/08                                     529             530
       6.229%, 12/01/08                                   1,071           1,068
       6.210%, 08/01/08                                   1,219           1,219
       6.150%, 09/01/08                                   3,070           3,073
       6.130%, 10/01/08                                     140             140
       6.085%, 10/01/08                                     355             355
       6.011%, 06/01/09                                     331             331
       5.735%, 01/01/09                                   1,313           1,317
       5.016%, 02/01/13                                      92              91
       5.000%, 03/15/16                                   4,517           4,410
       4.621%, 04/01/13                                     192             187
   FNMA (A)
       7.247%, 08/01/29                                   1,307           1,332
       7.172%, 08/01/07                                   1,315           1,332
       7.060%, 08/01/27                                     726             728
       6.840%, 08/01/07                                   1,860           1,884
       6.354%, 08/01/07                                     320             322
   FNMA REMIC, Ser 1993-32, Cl H
       6.000%, 03/25/23                                     118             118
   FNMA REMIC, Ser 1994-77, Cl FB (A)
       6.843%, 08/25/07                                      25              26
   FNMA REMIC, Ser 1995-13, Cl C
       6.500%, 10/25/08                                      60              60
   FNMA REMIC, Ser 2001-53, Cl CA
       5.750%, 06/25/31                                     112             112
   FNMA REMIC, Ser 2002-3, Cl PG
       5.500%, 02/25/17                                   2,000           2,003
   FNMA REMIC, Ser 2002-53, Cl FK (A)
       5.720%, 08/25/07                                     481             483
   FNMA REMIC, Ser 2003-76, Cl CA
       3.750%, 07/25/33                                   1,533           1,377
   FNMA REMIC, Ser 2006-39, Cl PB
       5.500%, 07/25/29                                   2,706           2,709
   FNMA REMIC, Ser 2006-53, Cl PA
       5.500%, 12/25/26                                   3,817           3,819
   FNMA REMIC, Ser 2006-72, Cl FY
       5.740%, 08/01/07                                   4,740           4,767


--------------------------------------------------------------------------------
SEI Daily Income Trust / Semi-Annual Report / July 31, 2007                    9

SCHEDULE OF INVESTMENTS (Unaudited)

Short-Duration Government Fund (Concluded)

July 31, 2007
--------------------------------------------------------------------------------
                                                    Face Amount           Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   FNMA REMIC, Ser 2006-76, Cl QF (A)
       5.720%, 08/25/36                           $       4,500   $       4,512
   FNMA REMIC, Ser G92-61, Cl FA (A)
       5.993%, 08/25/07                                     252             256
   FNMA REMIC, Ser G93-5, Cl Z
       6.500%, 02/25/23                                      53              54
   GNMA
       7.500%, 01/15/11 to 02/15/11                          30              30
       6.500%, 04/15/17 to 11/15/36                       2,069           2,092
       6.000%, 06/15/16 to 09/15/19                       1,154           1,163
   GNMA REMIC, Ser 2004-41, Cl ED
       3.750%, 10/20/26                                     339             335
   GNMA REMIC, Ser 2006-38, Cl XS,
     IO (A)
       1.930%, 09/16/35                                     371              37
                                                                  --------------
Total U.S. Government Agency Mortgage-Backed
   Obligations (Cost $95,669) ($ Thousands)                              95,063
                                                                  --------------
U.S. TREASURY OBLIGATIONS (C) -- 0.1%
   U.S. Treasury Notes
       3.000%, 11/15/07                                     100              99
                                                                  --------------
Total U.S. Treasury Obligations
   (Cost $100) ($ Thousands)                                                 99
                                                                  --------------

REPURCHASE AGREEMENT (B) -- 11.2%
   UBS Securities LLC
     5.310%, dated 07/31/07, to be
     repurchased on 08/01/07,
     repurchase price $12,101,785
     (collateralized by various
     U.S. Government obligations,
     ranging in par value $10,000-
     $375,000, 4.000%-16.250%,
     10/01/07-01/01/36, with total
     market value $12,343,087)                           12,100          12,100
                                                                  --------------
Total Repurchase Agreement
   (Cost $12,100) ($ Thousands)                                          12,100
                                                                  --------------
Total Investments -- 99.3%
   (Cost $107,869) ($ Thousands)                                  $     107,262
                                                                  ==============

--------------------------------------------------------------------------------
Description
--------------------------------------------------------------------------------

Futures -- a summary of the open futures contracts held by the Fund at July 31, 2007, is as follows (see Note 2 in Notes to Financial Statements):
--------------------------------------------------------------------------------
                                                                   UNREALIZED
                                                                  APPRECIATION
TYPE OF                                 NUMBER OF   EXPIRATION   (DEPRECIATION)
CONTRACT                                CONTRACTS      DATE      ($ THOUSANDS)
--------------------------------------------------------------------------------
U.S. Long Treasury Bond                     (46)    Sept-2007        $  (45)
U.S. 5-Year Note                            146     Sept-2007            63
U.S. 2-Year Note                            272     Sept-2007           288
U.S. 10-Year Note                          (107)    Sept-2007          (134)
                                                                     ------
                                                                     $  172
                                                                     ======

Percentages are based on Net Assets of $108,036 ($ Thousands).

(A) Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on July 31, 2007. The demand and interest rate reset feature gives this security a shorter effective maturity date.

(B)   Tri-Party Repurchase Agreement.

(C) Security, or portion thereof, has been pledged as collateral on open futures contracts.

Cl -- Class
FHLB -- Federal Home Loan Bank
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association
GNMA -- Government National Mortgage Association
IO -- Interest Only
LLC -- Limited Liability Company
REMIC -- Real Estate Mortgage Investment Conduit
Ser -- Series


The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
10                   SEI Daily Income Trust / Semi-Annual Report / July 31, 2007

Intermediate-Duration Government Fund

July 31, 2007
--------------------------------------------------------------------------------

SECTOR WEIGHTINGS+:

[THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

69.8%  U.S. Government Agency Mortgage-Backed Obligations
15.5%  Repurchase Agreement
14.7%  U.S. Treasury Obligations

+Percentages are based on total investments.

--------------------------------------------------------------------------------
                                                    Face Amount           Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED
OBLIGATIONS -- 69.6%
   FHLMC
       8.250%, 12/01/07 to 01/01/09               $           9   $           9
       6.500%, 01/01/18                                      66              67
       6.000%, 06/15/11 to 09/01/24                       3,277           3,277
       5.500%, 06/01/19 to 12/01/20                       1,151           1,141
   FHLMC REMIC, Ser 1599, Cl C
       6.100%, 10/15/23                                     527             530
   FHLMC REMIC, Ser 165, Cl K
       6.500%, 09/15/21                                      23              23
   FHLMC REMIC, Ser 2586, Cl NK
       3.500%, 08/15/16                                     170             163
   FHLMC REMIC, Ser 2587, Cl ET
       3.700%, 07/15/17                                     629             602
   FHLMC REMIC, Ser 2630, Cl HA
       3.000%, 01/15/17                                   1,442           1,347
   FHLMC REMIC, Ser 2635, Cl NJ
       3.000%, 03/15/17                                     394             371
   FHLMC REMIC, Ser 2760, Cl PH
       3.500%, 10/15/21                                     415             411
   FNMA
       9.500%, 05/01/18                                      60              65
       8.000%, 05/01/08 to 06/01/08                           5               5
       6.800%, 10/01/07                                       3               3
       6.620%, 01/01/08                                     188             187
       5.931%, 02/01/12                                     669             686
       5.626%, 12/01/11                                   1,760           1,792
       5.034%, 08/01/15                                     671             660
       3.790%, 07/01/13                                   1,080           1,008
   FNMA REMIC, Ser 2001-51, Cl QN
       6.000%, 10/25/16                                     592             600
   FNMA REMIC, Ser 2004-27, Cl HN
       4.000%, 05/25/16                                     522             511
   FNMA, Ser 2006-72, Cl FY (C)
       5.740%, 08/25/36                                   3,627           3,648
   GNMA
       8.750%, 07/20/17                                      12              12
       8.500%, 11/20/16 to 08/20/17                          98             104
       8.250%, 04/15/08 to 07/15/08                          10              10
       7.500%, 11/15/25 to 09/15/36                         920             956
       6.000%, 04/15/09 to 09/15/24                         978             980

--------------------------------------------------------------------------------
                                                    Face Amount           Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Small Business Administration,
     Ser 2005-P10B, Cl 1
       4.940%, 08/10/15                            $      1,613   $       1,573
                                                                  --------------
Total U.S. Government Agency Mortgage-Backed
   Obligations (Cost $21,034) ($ Thousands)                              20,741
                                                                  --------------
U.S. TREASURY OBLIGATIONS -- 14.7%
   U.S. Treasury Bonds (A)
       10.375%, 11/15/12                                    200             203
   U.S. Treasury Notes
       4.750%, 03/31/11                                   4,150           4,176
                                                                  --------------
Total U.S. Treasury Obligations
   (Cost $4,324) ($ Thousands)                                            4,379
                                                                  --------------

REPURCHASE AGREEMENT (B) -- 15.4%
   UBS Securities LLC
     5.310%, dated 07/31/07, to be
     repurchased on 08/01/07,
     repurchase price $4,600,678
     (collateralized by various U.S.
     Government obligation, ranging
     in par value $70,165-$463,614,
     4.000%-11.000%, 12/01/08-
     12/01/36, with total market value
     $4,693,923)                                          4,600           4,600
                                                                  --------------
Total Repurchase Agreement
   (Cost $4,600) ($ Thousands)                                            4,600
                                                                  --------------
Total Investments -- 99.7%
   (Cost $29,958) ($ Thousands)                                   $      29,720
                                                                  ==============

Futures -- a summary of the open futures contracts held by the Fund at July 31, 2007, is as follows (see Note 2 in Notes to Financial Statements):
--------------------------------------------------------------------------------
                                                                   UNREALIZED
                                                                  APPRECIATION
        TYPE OF                         NUMBER OF   EXPIRATION   (DEPRECIATION)
        CONTRACT                        CONTRACTS      DATE      ($ THOUSANDS)
--------------------------------------------------------------------------------
U.S. Long Treasury Bond                      (9)    Sept-2007        $  (8)
U.S. 5-Year Note                            170     Sept-2007          163
U.S. 2-Year Note                            (36)    Sept-2007          (34)
U.S. 10-Year Note                           (26)    Sept-2007          (31)
                                                                     -----
                                                                     $  90
                                                                     =====


--------------------------------------------------------------------------------
SEI Daily Income Trust / Semi-Annual Report / July 31, 2007                   11

SCHEDULE OF INVESTMENTS (Unaudited)

Intermediate-Duration Government Fund (Concluded)

July 31, 2007
--------------------------------------------------------------------------------
Description
--------------------------------------------------------------------------------

Percentages are based on Net Assets of $29,821 ($ Thousands).

(A) Security, or portion thereof, has been pledged as collateral on open futures contracts.

(B)   Tri-Party Repurchase Agreement.

(C) Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on July 31, 2007. The demand and interest rate reset feature gives this security a shorter effective maturity date.

Cl -- Class
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association
GNMA -- Government National Mortgage Association
LLC -- Limited Liability Company
REMIC -- Real Estate Mortgage Investment Conduit
Ser -- Series


The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
12                   SEI Daily Income Trust / Semi-Annual Report / July 31, 2007

GNMA Fund

July 31, 2007
--------------------------------------------------------------------------------
SECTOR WEIGHTINGS+:

[THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

81.5%  U.S. Government Agency Mortgage-Backed  Obligations
18.5%  Repurchase Agreement

+Percentages are based on total investments.

--------------------------------------------------------------------------------
                                                    Face Amount          Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED
OBLIGATIONS -- 97.6%
   FHLMC Ser 3279, Cl SD
       1.110%, 02/15/37                           $       9,179   $         396
   FHLMC Ser 3309 Cl SC
       1.130%, 04/15/37                                   8,339             329
   FNMA
       8.000%, 09/01/14 to 09/01/28                         287             301
       7.000%, 08/01/29 to 09/01/32                         533             552
       6.500%, 09/01/32                                     330             335
       5.000%, 08/14/37                                   7,000           6,565
   FNMA REMIC, Ser 1990-91, Cl G
       7.000%, 08/25/20                                      59              61
   FNMA REMIC, Ser 1992-105, Cl B
       7.000%, 06/25/22                                     115             120
   FNMA REMIC, Ser 2002-42, Cl C
       6.000%, 07/25/17                                   1,500           1,527
   GNMA
      12.500%, 06/15/14                                      --              --
      12.000%, 04/15/14                                      --              --
      10.000%, 05/15/16 to 04/15/20                          30              36
       9.500%, 06/15/09 to 11/15/20                         307             322
       9.000%, 12/15/17 to 05/15/22                         308             334
       8.500%, 08/15/08 to 06/15/17                          87              93
       8.000%, 04/15/17 to 03/15/32                       1,189           1,258
       7.750%, 10/15/26                                      48              51
       7.500%, 02/15/27 to 05/15/36                       1,758           1,831
       7.250%, 01/15/28                                     189             197
       7.000%, 04/15/19 to 11/15/33                       8,818           9,210
       6.750%, 11/15/27                                      81              84
       6.500%, 09/15/10 to 04/15/37                      14,673          14,995
       6.000%, 07/15/24 to 02/15/37                      15,863          15,867
       5.500%, 10/15/32 to 09/15/35                      38,932          37,961
       5.000%, 04/15/33 to 02/15/37                      25,595          24,416
       5.000%, 08/15/33(A)                                2,909           2,778
       4.500%, 08/15/33 to 01/15/36                      10,100           9,312
   GNMA IO
       5.000%, 10/20/33                                  10,185           2,120
   GNMA REMIC, Ser 2002-45, Cl QE
       6.500%, 06/20/32                                   1,784           1,847
   GNMA REMIC, Ser 2003-63, Cl UV
       3.500%, 07/20/30                                   2,297           2,179

--------------------------------------------------------------------------------
                                                    Face Amount          Value
Description                                       ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------
   GNMA REMIC, Ser 2006-38,
     Cl XS, IO (C)
       1.930%, 09/16/35                           $       4,835   $       1,550
                                                                  --------------
Total U.S. Government Agency Mortgage-Backed
   Obligations (Cost $138,383) ($ Thousands)                            136,627
                                                                  --------------

REPURCHASE AGREEMENT (B) -- 22.1%
   UBS Securities LLC
       5.310%, dated 07/31/07, to be
       repurchased on 08/01/07,
       repurchase price $31,004,572
       (collateralized by various
       U.S. Government obligations,
       ranging in par value $493,425-
       $1,000,000, 4.000%-13.000%,
       11/01/07-05/01/35, with total
       market value $31,620,790                          31,000          31,000
                                                                  --------------
Total Repurchase Agreement
   (Cost $31,000) ($ Thousands)                                          31,000
                                                                  --------------
Total Investments -- 119.7%
   (Cost $169,383) ($ Thousands)                                  $     167,627
                                                                  ==============

Futures -- a summary of the open futures contracts held by the Fund at July 31, 2007, is as follows (see Note 2 in Notes to Financial Statements):
--------------------------------------------------------------------------------
                                                                   UNREALIZED
                                                                  APPRECIATION
        TYPE OF                       NUMBER OF    EXPIRATION    (DEPRECIATION)
       CONTRACT                       CONTRACTS       DATE        ($ THOUSANDS)
--------------------------------------------------------------------------------
U.S. Long Treasury Bond                  21         Sept-2007        $  58
U.S. 5-Year Note                         (9)        Sept-2007           (1)
U.S. 10-Year Note                       (60)        Sept-2007           (9)
                                                                     -----
                                                                     $  48
                                                                     =====

Percentages are based on Net Assets of $140,083 ($ Thousands).

(A) Security, or portion thereof, has been pledged as collateral on open futures contracts.

(B)   Tri-Party Repurchase Agreement.

(C) Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on July 31, 2007. The demand and interest rate reset feature gives this security a shorter effective maturity date.

Cl -- Class
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association
GNMA -- Government National Mortgage Association
IO -- Interest Only
LLC -- Limited Liability Company
REMIC -- Real Estate Mortgage Investment Conduit
Ser -- Series
Amounts designated as "--" are $0 or have been rounded to $0.


The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
SEI Daily Income Trust / Semi-Annual Report / July 31, 2007                   13

SCHEDULE OF INVESTMENTS (Unaudited)

Ultra Short Bond Fund

July 31, 2007
--------------------------------------------------------------------------------

SECTOR WEIGHTINGS+:

[THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

78.5%  Asset-Backed Securities
11.6%  Corporate Bonds
 7.4%  U.S. Government Agency Mortgage-Backed Obligations
 1.2%  Certificates of Deposit
 0.7%  Collateralized Loan Obligations
 0.5%  Repurchase Agreement
 0.1%  Collateralized Debt Obligations
+ Percentages are based on total investments.
--------------------------------------------------------------------------------
                                                    Face Amount           Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
ASSET BACKED SECURITIES -- 80.2%

AUTOMOTIVE -- 13.0%
   Aesop Funding II LLC, Ser 2005-1A,
     Cl A2 (A) (B)
       5.380%, 08/25/07                           $         800   $         800
   Americredit Automobile Receivables
     Trust, Ser 2007-CM, Cl A3A
       5.420%, 05/07/12                                   1,720           1,728
   Americredit Automobile Receivables
     Trust, Ser 2005-CF, Cl A3
       4.470%, 05/06/10                                     387             386
   Americredit Automobile Receivables
     Trust, Ser 2007-AX, Cl A2 (A)
       5.290%, 11/06/10                                   1,110           1,110
   BMW Vehicle Owner Trust,
     Ser 2004-A, Cl A4
       3.320%, 02/25/09                                     147             146
   BMW Vehicle Owner Trust,
     Ser 2005-A, Cl A4
       4.280%, 02/25/10                                   1,420           1,410
   Capital Auto Receivables Asset Trust,
     Ser 2005-1, Cl B (A)
       5.695%, 08/15/07                                     440             442
   Capital One Auto Finance Trust,
     Ser 2003-B, Cl A4
       3.180%, 09/15/10                                   1,267           1,264
   Carmax Auto Owner Trust,
     Ser 2004-2, Cl A4
       3.460%, 09/15/11                                     386             380
   Carmax Auto Owner Trust,
     Ser 2005-2, Cl A3 (A)
       4.210%, 08/15/07                                   1,012           1,006
   Carmax Auto Owner Trust,
     Ser 2006-2, Cl A3
       5.150%, 02/15/11                                   1,700           1,699
   Chase Manhattan Auto Owner Trust,
     Ser 2004-A, Cl A4
       2.830%, 09/15/10                                   1,320           1,307
   DaimlerChrysler Auto Trust,
     Ser 2005-B, Cl A3
       4.040%, 09/08/09                                     280             279
   DaimlerChrysler Auto Trust,
     Ser 2006-C, Cl A2
       5.250%, 05/08/09                                      --              --

--------------------------------------------------------------------------------
                                                    Face Amount           Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Ford Credit Auto Owner Trust,
     Ser 2006-B, Cl A2A
       5.420%, 07/15/09                           $       1,042   $       1,043
   Ford Credit Auto Owner Trust,
     Ser 2007-A, Cl A2A
       5.420%, 04/15/10                                   1,160           1,162
   Harley-Davidson Motorcycle Trust,
     Ser 2007-1, Cl A2
       5.290%, 08/15/07                                     500             500
   Honda Auto Receivables Owner Trust,
     Ser 2005-3, Cl A3
       3.870%, 04/20/09                                     435             432
   Household Automotive Trust,
     Ser 2005-1, Cl A3
       4.150%, 02/17/10                                     713             710
   Household Automotive Trust,
     Ser 2005-3, Cl A3
       4.800%, 10/18/10                                     903             901
   Household Automotive Trust,
     Ser 2007-1, Cl A2
       5.320%, 05/17/10                                     600             600
   Hyundai Auto Receivables Trust,
     Ser 2005-A, Cl A3
       3.980%, 11/16/09                                     438             434
   Long Beach Auto Receivables Trust,
     Ser 2006-B, Cl A3
       5.170%, 08/15/11                                   2,075           2,073
   M&I Auto Loan Trust,
     Ser 2005-1, Cl A3
       4.830%, 09/21/09                                   2,244           2,240
   Merrill Auto Trust Securitization,
     Ser 2005-1, Cl B (A)
       5.560%, 08/25/07                                     276             276
   Morgan Stanley Auto Loan Trust,
     Ser 2004-HB1, Cl A4
       3.330%, 10/15/11                                     340             339
   Nissan Auto Lease Trust,
     Ser 2005-A1, Cl A3
       4.700%, 10/15/08                                     549             548
   Nissan Auto Receivables Owner Trust,
     Ser 2005-C, Cl A3 (A)
       4.190%, 08/16/07                                     535             532
   Nissan Auto Receivables Owner Trust,
     Ser 2006-A, Cl A2
       4.800%, 06/16/08                                      16              16
   Nissan Auto Receivables Owner Trust,
     Ser 2006-A, Cl A3
       4.740%, 09/15/09                                     665             662
   Santander Drive Auto Receivables Trust,
     Ser 2007-1, Cl A2
       5.200%, 12/15/10                                   1,540           1,539
   WFS Financial Owner Trust,
     Ser 2003-3, Cl A4
       3.250%, 05/20/11                                   1,276           1,275


--------------------------------------------------------------------------------
14                   SEI Daily Income Trust / Semi-Annual Report / July 31, 2007

--------------------------------------------------------------------------------
                                                    Face Amount           Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   WFS Financial Owner Trust,
     Ser 2005-2, Cl B
       4.570%, 11/19/12                           $       1,234   $       1,224
   Wachovia Auto Owner Trust,
     Ser 2005-B, Cl A3
       4.790%, 04/20/10                                   1,010           1,008
   World Omni Auto Receivables Trust,
     Ser 2004-A, Cl B (D)
       3.620%, 07/12/11                                     335             330
   World Omni Auto Receivables Trust,
     Ser 2006-B, Cl A3
       5.150%, 11/15/10                                   1,595           1,594
                                                                  --------------
                                                                         31,395
                                                                  --------------

CREDIT CARD -- 7.9%
   Advanta Business Card Master Trust,
     Ser 2005-B1 Cl B1
       5.700%, 02/20/14                                   1,250           1,259
   Advanta Business Card Master Trust,
     Ser 2005-C1, Cl C1 (A)
       5.830%, 08/20/07                                   1,500           1,505
   Advanta Business Card Master Trust,
     Ser 2006-A3, Cl A
       5.300%, 05/21/12                                   1,250           1,255
   Advanta Business Card Master Trust,
     Ser 2006-B2, Cl B2 (A)
       5.570%, 08/20/07                                   2,000           2,004
   Bank of America Credit Card Trust,
     Ser 2006-C7, Cl C7 (A)
       5.550%, 08/15/07                                   1,000             998
   Bank of America Credit Card Trust,
     Ser 2007-C1, Cl C1 (A)
       5.610%, 08/26/07                                   1,250           1,253
   Cabela's Master Credit Card Trust,
     Ser 2006-3A, Cl B (A) (B)
       5.520%, 08/15/07                                   2,000           1,999
   Capital One Multi-Asset Executive Trust,
     Ser 2005-B2, Cl B2 (A)
       5.470%, 08/15/07                                   1,500           1,501
   Capital One Multi-Asset Executive Trust,
     Ser 2007-C2, Cl C2 (A)
       5.620%, 08/15/07                                   1,200           1,201
   Discover Card Master Trust,
     Ser 2005-1, Cl B (A)
       5.470%, 08/18/07                                   1,133           1,134
   GE Capital Credit Card Master Trust,
     Ser 2004-2, Cl B (A)
       5.580%, 08/22/07                                   2,000           2,000
   Metris Master Trust,
     Ser 2005-2, Cl B (A)
       5.660%, 08/20/07                                   1,000           1,000
   Providian Gateway Master Trust,
     Ser 2004-EA, Cl A (A) (B)
       5.450%, 08/15/07                                     565             565

--------------------------------------------------------------------------------
                                                    Face Amount           Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Washington Mutual Master Note Trust,
     Ser 2006-C2A, Cl C2 (A) (B)
       6.012%, 08/15/07                           $       1,300   $       1,300
                                                                  --------------
                                                                         18,974
                                                                  --------------

MISCELLANEOUS BUSINESS SERVICES -- 10.5%
   ACAS Business Loan Trust,
     Ser 2005-1A, Cl A1 (A) (B)
       5.605%, 10/25/07                                   1,000           1,001
   ACAS Business Loan Trust,
     Ser 2007-1A, Cl C,
       6.203%, 08/16/19                                   1,585           1,585
   AICCO Premium Finance Master Trust,
     Ser 2005-1, Cl A (A)
       5.400%, 08/15/07                                   1,470           1,470
   Arkle Master Issuer PLC,
     Ser 2006-1A, Cl M (A) (B)
       5.550%, 08/20/07                                   1,000           1,000
   CIT Equipment Collateral,
     Ser 2005-EF1, Cl A3
       4.420%, 05/20/09                                     644             642
   CNH Equipment Trust,
     Ser 2004-A, Cl A3B
       2.940%, 10/15/08                                      10              10
   CNH Equipment Trust,
     Ser 2005-A, Cl A3
       4.020%, 04/15/09                                     294             292
   CNH Equipment Trust,
     Ser 2006-B, Cl A3
       5.200%, 06/15/10                                   1,255           1,254
   CNH Wholesale Master Note Trust,
     Ser 2006-1A, Cl B (A) (B)
       5.600%, 08/15/07                                     245             245
   Capital Source Commercial Loan Trust,
     Ser 2004-1A, Cl A2 (A) (B)
       5.650%, 08/20/07                                      25              25
   Capital Source Commercial Loan Trust,
     Ser 2006-1A, Cl C (A) (B)
       5.870%, 08/20/07                                     532             531
   Capital Source Commercial Loan Trust,
     Ser 2006-2A, Cl A2A (A) (B)
       5.530%, 08/20/07                                   1,460           1,457
   Colts Trust, Ser 2005-1A, Cl A1 (A) (B)
       5.580%, 09/20/07                                     161             161
   Colts Trust, Ser 2005-2A, Cl A (A) (B)
       5.640%, 09/20/07                                   1,950           1,953
   Comet, Ser 2007-C3, Cl C3
       0.000%, 04/15/13                                   1,500           1,500
   Countrywide Alternative Loan Trust,
     Ser 2007-HY5R, Class 2A1A (A)
       5.540%, 08/25/07                                   1,427           1,429
   GE Commercial Equipment Financing
     LLC, Ser 2005-1, Cl A3A
       3.980%, 03/20/09                                     516             514


--------------------------------------------------------------------------------
SEI Daily Income Trust / Semi-Annual Report / July 31, 2007                   15

SCHEDULE OF INVESTMENTS (Unaudited)

July 31, 2007
--------------------------------------------------------------------------------
                                                    Face Amount           Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   GE Commercial Loan Trust,
     Ser 2006-3, Cl C (A) (B)
       5.910%, 10/19/07                           $         880   $         850
   GE Corporate Aircraft Financing,
     Ser 2005-1A, Cl A1 (A) (B)
       5.390%, 10/25/12                                     121             121
   GE Equipment Small Ticket LLC,
     Ser 2005-1A, Cl B (A) (B)
       4.620%, 08/22/07                                     473             469
   GE Equipment Small Ticket LLC,
     Ser 2005-2A, Cl A4 (B)
       5.010%, 06/22/15                                   2,226           2,221
   Holmes Master PLC,
     Ser 2007-2A, Cl 1C (A)
       5.604%, 07/15/40                                     595             595
   Lambda Finance,
     Ser 2005-1A, Cl B3 (A) (B)
       5.730%, 09/08/07                                     840             840
   Madison Park Funding,
     Ser 2007-1A, Cl A1B (A) (B)
       5.610%, 09/24/07                                   1,000             997
   Marlin Leasing Receivables LLC,
     Ser 2005-1A, Cl B (B)
       5.090%, 08/15/12                                      89              88
   Marlin Leasing Receivables LLC,
     Ser 2006-1A, Cl A2 (B)
       5.430%, 11/17/08                                   1,144           1,145
   Merritt Funding Trust,
     Ser 2005-2, Cl B (A) (B)
       6.060%, 09/28/07                                     643             627
   PFS Financing,
     Ser 2006-B, Cl A (A) (B)
       5.450%, 09/15/07                                     965             966
   Prima, Ser 2006-1, Cl A1 (B)
       5.417%, 08/01/07                                     978             969
   Superior Wholesale Inventory Financing,
     Ser 2007-AE1, Cl B
       5.620%, 01/15/12                                     110             110
   Superior Wholesale Inventory Financing
     Trust, Ser 2007-AE1, Cl C
       5.920%, 01/15/12                                     200             200
                                                                  --------------
                                                                         25,267
                                                                  --------------
MORTGAGE RELATED -- 48.8%
   Ace Securities,
     Ser 2006-CW1, Cl A2C (A)
       5.460%, 08/25/07                                     895             886
   Adjustable Rate Mortgage Trust,
     Ser 2005-12, Cl 2A1 (A)
       5.691%, 03/25/36                                   2,757           2,767
   Americredit Automobile Receivables
     Ser 2006-BG, Cl A3
       5.210%, 10/06/11                                   2,100           2,099

--------------------------------------------------------------------------------
                                                    Face Amount           Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Americredit Automobile Receivables
     Trust, Series 2007-AX, Cl A3
       5.190%, 11/06/11                           $       2,100   $       2,100
   Asset Backed Funding Certificates,
     Ser 2006-OPT2, Cl A3B (A)
       5.430%, 08/25/07                                   1,900           1,895
   Asset Securitization,
     Ser 1996-MD6, Cl A6 (A)
       7.910%, 08/11/07                                     860             864
   Bank of America Funding,
     Ser 2005-F, Cl 4A1 (A)
       5.355%, 08/01/07                                     919             916
   Bank of America Funding,
     Ser 2006-D, Cl 3A1 (A)
       5.569%, 08/01/07                                   1,199           1,199
   Bank of America Mortgage Securities,
     Cl 2005-F, Ser 2A2 (A)
       5.010%, 08/01/07                                   2,823           2,799
   Bank of America Mortgage Securities,
     Ser 2005-A, Cl 2A2 (A)
       4.460%, 08/01/07                                   1,797           1,769
   Bank of America Mortgage Securities,
     Ser 2005-H, Cl 2A1 (A)
       4.820%, 08/30/07                                     869             858
   Bank of America Mortgage Securities,
     Ser 2005-J, Cl 2A1 (A)
       5.100%, 08/01/07                                     308             305
   Bear Stearns Adjustable Rate Mortgage
     Trust, Ser 2005-3, Cl 2A1
       5.090%, 08/01/07                                     764             760
   Bear Stearns Adjustable Rate Mortgage
     Trust, Ser 2005-6, Cl 3A1
       5.285%, 08/01/07                                   1,482           1,479
   Bear Stearns Adjustable Rate Mortgage
     Trust, Ser 2005-9, Cl A1
       5.090%, 10/25/35                                   1,496           1,472
   Bear Stearns Adjustable Rate Mortgage
     Trust, Ser 2006-1, Cl A1
       4.625%, 02/25/36                                   1,761           1,722
   Bear Stearns Asset Backed Securities,
     Ser 2005-HE11, Cl A2 (A)
       5.570%, 08/25/07                                     275             275
   Bear Stearns Asset Backed Securities,
     Ser 2006-HE1, Cl 1A1 (A)
       5.410%, 08/25/07                                     788             788
   Bear Stearns Commercial Mortgage,
     Ser 1998-C1, Cl A1
       6.340%, 06/16/30                                      49              49
   Bear Stearns Commercial Mortgage,
     Ser 2005-12, Cl 11A1 (A)
       5.400%, 08/01/07                                     672             674
   Bear Stearns Commercial Mortgage,
     Ser 2007-TOP2, Cl A2
       6.480%, 02/15/35                                   1,600           1,644


--------------------------------------------------------------------------------
16                   SEI Daily Income Trust / Semi-Annual Report / July 31, 2007

--------------------------------------------------------------------------------
                                                    Face Amount           Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   C-Bass Ltd., Ser 16A, Cl A (A) (B)
       5.610%, 09/06/07                           $       1,469   $       1,429
   Citigroup Commercial Mortgage Trust,
     Ser 2006-FL2, Cl D (A) (B)
       5.530%, 08/15/21                                     510             510
   Citigroup Commercial Mortgage Trust,
     Ser 2007-FL3A, Cl J
       6.270%, 04/15/22                                     550             550
   Citigroup Mortgage Loan Trust,
     Ser 2004-HYB3, Cl 1A (A)
       4.540%, 08/01/07                                     845             843
   Citigroup Mortgage Loan Trust,
     Ser 2006-AR2, Cl 1A1 (A)
       4.630%, 08/01/07                                   1,263           1,264
   Citigroup Mortgage Loan Trust,
     Ser 2006-WFH3, Cl M1 (A)
       5.610%, 08/27/07                                   1,325           1,273
   Countrywide Asset-Backed Certificates,
     Ser 2006-2, Cl 2A2 (A)
       5.510%, 08/25/07                                     772             771
   Countrywide Home Loans,
     Ser 2004-29, Cl 1A1 (A)
       5.590%, 08/25/07                                     167             167
   Countrywide Home Loans,
     Ser 2005-7, Cl 1A1 (A)
       5.590%, 03/25/35                                     281             281
   Countrywide Home Loans,
     Ser 2005-HY10, Cl 3A1A (A)
       5.384%, 08/01/07                                   1,085           1,088
   Crusade Global Trust,
     Ser 2003-1, Cl A (A)
       5.557%, 10/17/07                                     616             617
   First Franklin Mortgage Loan,
     Ser 2007-FF1, Cl M2 (A)
       5.580%, 01/25/38                                   1,250           1,197
   First Horizon Mortgage Pass-Through
     Trust, Ser 2005-2, Cl 1A1 (A)
       5.500%, 05/25/35                                   2,001           1,993
   First Union-Lehman Brothers,
     Ser 1997-C1, Cl D
       7.500%, 04/18/29                                       6               6
   Fosse Master Issuer PLC,
     Ser 2007-1A, Cl C2
       0.000%, 08/01/07                                   1,305           1,305
   GE Commercial Loan Trust,
     Ser 2006-2, Cl C (A) (B)
       5.910%, 10/19/16                                     498             484
   GMAC Mortgage Loan,
     Ser 2005-AR6, Cl 2A1 (A)
       5.220%, 08/01/07                                   1,443           1,445
   GMAC Mortgage Loan,
     Ser 2006-HE4, Cl A2 (A)
       5.460%, 08/25/07                                   2,000           1,981

--------------------------------------------------------------------------------
                                                    Face Amount           Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   GSR Mortgage Loan Trust,
     Ser 2005-AR4, Cl 2A1 (A)
       4.988%, 07/25/35                           $       2,224   $       2,223
   GSR Mortgage Loan Trust,
     Ser 2006-AR1, Cl 2A1 (A)
       5.183%, 01/25/36                                      66              66
   GSR Mortgage Loan Trust,
     Ser 2006-AR1, Cl 2A2
       5.183%, 01/25/36                                   2,228           2,214
   GSR Mortgage Loan Trust,
     Ser 2007-AR1, Cl 2A1
       6.030%, 03/25/37                                   1,819           1,829
   Granite Master Issuer PLC,
     Ser 2006-1A, Cl A5 (A) (B)
       5.430%, 10/25/07                                   1,215           1,215
   Granite Master Issuer PLC,
     Ser 2006-3, Cl M1 (A)
       5.538%, 10/22/07                                     715             715
   Granite Master Issuer PLC,
     Ser 2007-1, Cl 1C1 (A)
       5.660%, 12/20/54                                     410             410
   Granite Mortgages PLC,
     Ser 2002-2, Cl 1A2 (A)
       5.538%, 10/21/07                                     717             718
   Holmes Master Issuer PLC,
     Ser 2007-1, Cl 1C1 (A)
       5.640%, 10/16/07                                     410             410
   Impac CMB Trust,
     Ser 2004-9, Cl 1A1 (A)
       5.700%, 08/25/07                                     564             564
   Impac CMB Trust,
     Ser 2005-2, Cl 1A1 (A)
       5.580%, 08/03/07                                     551             552
   Impac CMB Trust,
     Ser 2005-3, Cl A1 (A)
       5.560%, 08/25/07                                     476             476
   Impac CMB Trust,
     Ser 2005-5, Cl A1 (A)
       5.640%, 08/25/07                                     419             419
   Impac CMB Trust,
     Ser 2005-8, Cl 1A (A)
       5.580%, 08/25/07                                   1,111           1,113
   JP Morgan Mortgage Acquisition Trust,
     Ser 2007-CH5, Cl M1 (A)
       5.570%, 08/25/07                                   2,000           1,924
   JP Morgan Mortgage Trust,
     Cl 2005-A6, Cl 7A1 (A)
       4.980%, 08/25/07                                     861             853
   JP Morgan Mortgage Trust,
     Ser 2007-A3, Cl 1A1
       5.502%, 08/01/07                                   1,379           1,374
   John Deere Owner Trust,
     Ser 2007-A, Cl A2
       5.210%, 10/15/09                                     180             180


--------------------------------------------------------------------------------
SEI Daily Income Trust / Semi-Annual Report / July 31, 2007                   17

SCHEDULE OF INVESTMENTS (Unaudited)

July 31, 2007
--------------------------------------------------------------------------------
                                                    Face Amount           Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Katonah, Ser 7A, Cl B (A) (B)
       5.780%, 08/15/07                           $       1,200   $       1,200
   Long Beach Mortgage Loan Trust,
     Ser 2006-6, Cl 2A3 (A)
       5.470%, 08/25/07                                   1,190           1,176
   MLCC Mortgage Investors,
     Ser 2006-1, Cl 2A1
       5.397%, 02/25/36                                   1,041           1,040
   MLCC Mortgage Investors,
     Ser 2004-G, Cl A1 (A)
       5.600%, 08/25/07                                     224             224
   MLCC Mortgage Investors,
     Ser 2004-HB1, Cl A1 (A)
       5.680%, 08/25/07                                     287             287
   MLCC Mortgage Investors,
     Ser 2005-A, Cl A1 (A)
       5.550%, 08/25/07                                     258             258
   Master Adjustable Rate Mortgage
     Trust, Ser 2004-12, Cl 5A1 (A)
       4.750%, 08/01/07                                     471             466
   Merrill Lynch Mortage Backed
     Securities, Ser 2007-3, Cl 2A1
       5.651%, 06/25/37                                   1,550           1,538
   Merrill Lynch Mortgage Investors,
     Ser 2005-A2, Cl A2 (A)
       4.490%, 08/01/07                                   1,200           1,182
   Merrill Lynch Mortgage Investors,
     Ser 2005-A3, Cl A1 (A)
       5.590%, 08/25/07                                     637             638
   Merrill Lynch Mortgage Investors,
     Ser 2005-A9, Cl 2A1A (A)
       5.149%, 12/25/35                                   1,107           1,100
   Morgan Stanley Dean Witter Capital I,
     Ser 2006-WMC1, Cl A2B (A)
       5.520%, 08/27/07                                   1,390           1,386
   Morgan Stanley Home Equity Loan,
     Ser 2005-4, Cl A2B (A)
       5.540%, 08/27/07                                   2,000           1,994
   Mortgage IT Trust,
     Ser 2005-2, Cl 1A1 (A)
       5.580%, 08/25/07                                     417             417
   Mortgage IT Trust,
     Ser 2005-3, Cl A1 (A)
       5.620%, 08/25/07                                   1,265           1,267
   Mortgage IT Trust,
     Ser 2005-4, Cl A1 (A)
       5.600%, 08/25/07                                   1,646           1,646
   Mortgage IT Trust,
     Ser 2005-5, Cl A1 (A)
       5.580%, 08/25/07                                   1,545           1,547
   New Century Home Equity Loan Trust,
     Ser 2005-C, Cl A2B (A)
       5.490%, 08/25/07                                     700             699

--------------------------------------------------------------------------------
                                                    Face Amount           Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Option One Mortgage Loan Trust,
     Ser 2003-3, Cl A2 (A)
       5.620%, 08/25/07                           $         147   $         147
   Option One Mortgage Loan Trust,
     Ser 2005-5, Cl A3 (A)
       5.290%, 08/25/07                                   1,795           1,781
   Option One Mortgage Loan Trust,
     Ser 2006-1, Cl 2A2 (A)
       5.210%, 08/25/07                                   1,590           1,585
   Option One Mortgage Loan Trust,
     Ser 2007-FXD1, Cl 3A3 (A)
       5.611%, 01/25/37                                     305             303
   Option One Mortgage Loan Trust,
     Ser 2007-FXD2, Cl 2A1
       5.900%, 03/25/37                                   1,148           1,146
   Option One Mortgage Loan Trust,
     Ser 2007-HL1, Cl 2A1
       5.440%, 08/26/07                                     872             871
   Paragon Mortgages PLC,
     Ser 12A, Cl A2C (A) (B)
       5.470%, 08/15/07                                     475             475
   Paragon Mortgages PLC,
     Ser15A, Cl A2C (A)
       0.000%, 12/15/39                                     925             925
   Permanent Master Issuer PLC,
     Ser 2006-1, Cl 2C (A)
       5.820%, 10/16/07                                   1,200           1,199
   Puma Finance Limited,
     Ser S1, Cl A (A) (B)
       5.700%, 08/09/07                                     478             478
   RMAC PLC, Ser 2003-NS4A,
     Cl A2B (A) (B)
       5.660%, 03/12/36                                     211             212
   RMAC PLC, Ser 2005-NS4A,
     Cl A1B (A) (B)
       5.450%, 09/13/07                                     441             441
   RMAC Securities PLC,
     Ser 2006-NS2A, Cl A1B (A) (B)
       5.420%, 09/12/07                                     512             512
   Residential Asset Securities,
     Ser 2006-EMX6, Cl A3 (A)
       5.470%, 08/25/07                                   1,005             999
   Residential Asset Securities,
     Ser 2006-KS1, Cl A2 (A)
       5.220%, 08/25/07                                     800             799
   Residential Funding Mortgage
     Securities, Ser 2005-SA5, Cl 2A (A)
       5.340%, 11/25/35                                     843             840
   Residential Funding Mortgage,
     Ser 2007-SA2, Cl 2A1
       5.688%, 04/25/37                                   1,639           1,630
   Residential Funding Mortgage,
     Ser 2007-SA2, Cl 2A2
       5.687%, 08/01/07                                   1,162           1,163


--------------------------------------------------------------------------------
18                   SEI Daily Income Trust / Semi-Annual Report / July 31, 2007

--------------------------------------------------------------------------------
                                                    Face Amount           Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Residential Funding Mortgage,
     Ser 2007-SA3, Cl 2A1
       5.794%, 07/27/37                           $       1,483   $       1,480
   Residential Mortgage Securities Trust,
     Ser 20A, Cl A1B (A) (B)
       5.520%, 08/10/07                                      81              81
   Residential Mortgage Securities Trust,
     Ser 22A, Cl A1B (A) (B)
       5.430%, 08/14/07                                     565             565
   Sequoia Mortgage Trust,
     Ser 2004-12, Cl A1A (A)
       5.590%, 08/20/07                                     190             190
   Sequoia Mortgage Trust,
     Ser 2005-1, Cl A1 (A)
       5.610%, 08/20/07                                     178             178
   Terra, Ser 1, Cl A1 (A) (B)
       5.450%, 08/15/07                                     582             582
   Washington Mutual,
     Ser 2003-AR3, Cl A5 (A)
       3.930%, 08/01/07                                   1,783           1,771
   Washington Mutual,
     Ser 2004-AR5, Cl A
       3.841%, 08/01/07                                   1,300           1,258
   Washington Mutual,
     Ser 2006-AR2, Cl 1A1 (A)
       5.330%, 08/01/07                                   1,770           1,759
   Wells Fargo Mortgage Backed
     Securities, Ser 2003-J, Cl 2A4 (A)
       4.451%, 10/25/33                                     752             742
   Wells Fargo Mortgage Backed
     Securities, Ser 2004-BB, Cl A2 (A)
       4.560%, 08/01/07                                   1,177           1,161
   Wells Fargo Mortgage Backed
     Securities, Ser 2005-AR1, Cl 2A1
       4.489%, 02/25/35                                   1,034           1,019
   Wells Fargo Mortgage Backed
     Securities, Ser 2005-AR16,
     Cl 3A2 (A)
       4.997%, 08/01/07                                   1,683           1,681
   Wells Fargo Mortgage Backed
     Securities, Ser 2005-AR16, Cl 6A3
       5.330%, 08/01/07                                   2,078           2,058
   Wells Fargo Mortgage Backed
     Securities, Ser 2005-AR4,
     Cl 2A2 (A)
       4.525%, 08/01/07                                     952             939
   Wells Fargo Mortgage Backed
     Securities, Ser 2006-AR5,
     Cl 2A1 (A)
       5.531%, 08/01/07                                   1,441           1,443
   Wells Fargo Mortgage Backed
     Securities, Ser 2006-AR6,
     Cl 2A1 (A)
       5.240%, 08/01/07                                   1,695           1,687

--------------------------------------------------------------------------------
                                                    Face Amount           Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Wells Fargo Mortgage Backed
     Securities, Ser 2006-AR6, Cl 3A1
       5.094%, 08/01/07                           $       1,759   $       1,748
   Westpac Securitization Trust,
     Ser 2005-1G, Cl A1 (A)
       5.420%, 09/23/07                                     421             421
   William Street Funding,
     Ser 2006-1, Cl A (A) (B)
       5.590%, 10/24/07                                   1,260           1,260
                                                                  --------------
                                                                        117,373
                                                                  --------------
Total Asset Backed Securities
   (Cost $193,353) ($ Thousands)                                        193,009
                                                                  --------------

CORPORATE BONDS -- 11.8%

AUTO FINANCE (A) -- 1.4%
   DaimlerChrysler MTN, Ser E
       5.886%, 08/01/07                                   2,000           2,010
   Ford Motor Credit MTN
       6.190%, 09/28/07                                   1,250           1,243
                                                                  --------------
                                                                          3,253
                                                                  --------------
BANKS -- 1.1%
   Comerica Bank
       5.420%, 05/10/10                                   1,000           1,000
   Wachovia (A)
       5.480%, 09/15/07                                   1,750           1,750
                                                                  --------------
                                                                          2,750
                                                                  --------------
CONSUMER PRODUCTS (A) -- 1.2%
   CVS Caremark
       5.660%, 09/04/07                                     865             865
   Whirlpool
       5.855%, 09/15/07                                   2,000           2,002
                                                                  --------------
                                                                          2,867
                                                                  --------------
FINANCIAL SERVICES -- 3.2%
   Countrywide Financial
       5.500%, 10/15/07                                   1,700           1,690
   FPL Group Capital
       5.551%, 02/16/08                                   1,755           1,757
   General Electric Capital (A)
       5.445%, 10/28/07                                   1,250           1,251
   International Lease Finance MTN
       5.300%, 05/01/12                                   1,500           1,491
   Nisource Finance (A)
       5.930%, 08/23/07                                   1,580           1,580
                                                                  --------------
                                                                          7,769
                                                                  --------------


--------------------------------------------------------------------------------
SEI Daily Income Trust / Semi-Annual Report / July 31, 2007                   19

SCHEDULE OF INVESTMENTS (Unaudited)

Ultra Short Bond Fund (Concluded)

July 31, 2007
--------------------------------------------------------------------------------
                                                    Face Amount           Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
FOOD, BEVERAGE & TOBACCO (A) -- 1.3%
   General Mills
       5.485%, 10/23/07                              $    1,500   $       1,499
   Sabmiller PLC (B)
       5.688%, 10/01/07                                   1,705           1,709
                                                                  --------------
                                                                          3,208
                                                                  --------------
INSURANCE -- 1.5%
   Monumental Global Funding (A) (B)
       5.556%, 10/16/07                                   1,900           1,901
   Principal Life (A)
       5.520%, 08/15/07                                     750             752
   Travelers Property Casualty
       3.750%, 03/15/08                                   1,000             988
                                                                  --------------
                                                                          3,641
                                                                  --------------
INVESTMENT BANKER/BROKER DEALER -- 1.0%
   Goldman Sachs Group
       5.536%, 02/06/12                                   1,500           1,464
   Morgan Stanley MTN, Ser G (A)
       5.660%, 10/04/07                                   1,000             968
                                                                  --------------
                                                                          2,432
                                                                  --------------
PETROLEUM & FUEL PRODUCTS -- 0.2%
   Keyspan
       4.900%, 05/16/08                                     360             359
                                                                  --------------
SECURITY AND COMMODITY BROKERS -- 0.5%
   Genworth Global (A)
       5.500%, 08/24/07                                   1,200           1,200
                                                                  --------------
TELEPHONES & TELECOMMUNICATION -- 0.4%
   AT&T
       5.456%, 08/08/07                                   1,000           1,001
                                                                  --------------
Total Corporate Bonds
   (Cost $28,562) ($ Thousands)                                          28,480
                                                                  --------------

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED
OBLIGATIONS -- 7.6%
   FHLB
       3.875%, 08/22/08                                     120             119
   FHLMC (A)
       7.118%, 08/01/07                                   1,551           1,564
       7.096%, 08/01/07                                     935             945
   FHLMC REMIC, Ser 3153, Cl FX
       5.670%, 08/15/07                                   1,914           1,916
   FHLMC REMIC, Ser 1599, Cl C
       6.100%, 10/15/23                                     342             344
   FHLMC REMIC, Ser 2630, Cl HA
       3.000%, 01/15/17                                   1,536           1,435

--------------------------------------------------------------------------------
                                                    Face Amount           Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   FNMA
       6.340%, 02/01/08                              $    1,261   $       1,257
       6.000%, 01/01/27                                   2,213           2,212
   FNMA (A)
       7.259%, 08/01/07                                     653             657
       7.225%, 08/01/07                                      76              76
       7.172%, 08/01/07                                     658             666
       7.127%, 08/01/07                                     136             138
       7.122%, 08/01/07                                     244             246
       6.840%, 08/01/07                                   1,162           1,178
       6.333%, 08/01/07                                     163             164
   FNMA REMIC, Ser 1993-220,
     Cl FA (A)
       5.943%, 08/25/07                                     186             187
   FNMA REMIC, Ser 1993-58, Cl H
       5.500%, 04/25/23                                     259             258
   FNMA REMIC, Ser 2001-33, Cl FA (A)
       5.770%, 08/25/07                                     352             356
   FNMA REMIC, Ser 2002-63, Cl QF (A)
       5.620%, 08/25/07                                     236             237
   FNMA REMIC, Ser 2002-64, Cl FG (A)
       5.570%, 08/18/07                                     255             256
   FNMA REMIC, Ser 2002-78, Cl AU
       5.000%, 06/25/30                                     859             851
   FNMA REMIC, Ser 2006-39, Cl PB
       5.500%, 07/25/29                                   2,886           2,890
   SLMA (A)
       5.470%, 09/15/07                                     175             175
                                                                  --------------
Total U.S. Government Agency Mortgage-Backed
   Obligations (Cost $18,321) ($ Thousands)                              18,127
                                                                  --------------

CERTIFICATES OF DEPOSIT (A) -- 1.2%
   Comerica Bank
       5.405%, 09/13/07                                   1,800           1,802
       5.365%, 06/19/09                                   1,200           1,201
                                                                  --------------
Total Certificates of Deposit
   (Cost $3,000) ($ Thousands)                                            3,003
                                                                  --------------

COLLATERALIZED LOAN OBLIGATIONS -- 0.7%
   Babson CLO Ltd., Ser 2007-1A, Cl A1
       5.544%, 10/18/07                                   1,190           1,189
   Franklin CLO Ltd., Ser 4A, Cl A (A) (B)
       5.910%, 09/22/07                                     500             497
                                                                  --------------
Total Collateralized Loan Obligations
   (Cost $1,693) ($ Thousands)                                            1,686
                                                                  --------------



--------------------------------------------------------------------------------
20                   SEI Daily Income Trust / Semi-Annual Report / July 31, 2007

--------------------------------------------------------------------------------
                                                   Face Amount            Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
COLLATERALIZED DEBT OBLIGATION (A) (B) -0.1%
   Wadsworth CDO, Ser 2006-1A,
     Cl B
       5.820%, 11/05/46                           $         315  $          234
                                                                  --------------
Total Collateralized Debt Obligation
   (Cost $315) ($ Thousands)                                                234
                                                                  --------------

REPURCHASE AGREEMENT (C) - 0.5%
   UBS Securities LLC
     5.310%, dated 07/31/07, to be
     repurchased on 08/01/07,
     repurchase price $1,200,175
     (collateralized by various
     U.S. Government obligations,
     ranging in par value $525,000-
     $1,000,000, 3.500%-10.000%,
     10/01/09-08/01/32, with
     total market value $1,224,661                        1,200           1,200
                                                                  --------------
Total Repurchase Agreement
     (Cost $1,200) ($ Thousands)                                          1,200
                                                                  --------------
Total Investments -- 102.1%
     (Cost $246,444) ($ Thousands)                                $     245,739
                                                                  ==============

Futures -- a summary of the open futures contracts held by the Fund at
July 31, 2007, is as follows (see Note 2 in Notes to Financial Statements):
--------------------------------------------------------------------------------
                                                                    UNREALIZED
                                                                  APPRECIATION
     TYPE OF                           NUMBER OF   EXPIRATION    (DEPRECIATION)
    CONTRACT                           CONTRACTS     DATE         ($ THOUSANDS)
--------------------------------------------------------------------------------
90-Day Euro$                              145        Dec-2007        $    1
90-Day Euro$                             (290)      Sept-2008           (10)
90-Day Euro$                              145        Dec-2010            11
U.S. 2-Year Note                           65       Sept-2007            58
U.S. 10-Year Note                        (109)      Sept-2007           (97)
                                                                     -------
                                                                     $  (37)
                                                                     =======

--------------------------------------------------------------------------------
Description
--------------------------------------------------------------------------------
Swaps -- At July 31, 2007, the following Credit Default Swap agreement was outstanding (see Note 2 in Notes to Financial Statements):
--------------------------------------------------------------------------------
                                                    NOTIONAL     NET UNREALIZED
                                     EXPIRATION      AMOUNT       DEPRECIATION
DESCRIPTION                                DATE   ($ THOUSANDS)   ($ THOUSANDS)
--------------------------------------------------------------------------------
Fund receives a quarterly
payment of 0.79 (3.160%
per annum) times
notional amount of the
MBIA Inc., 6.625%, 10/01/28.
Upon a defined credit
event the Fund pays
notional amount and
takes receipt of the
defined deliverable
obligation. (Counter
Party: Goldman Sachs)                 09/20/2012  $     (1,250)      $(50)
                                                                     =====

Percentages are based on Net Assets of $240,751 ($ Thousands).

(A) Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on July 31, 2007. The demand and interest rate reset feature gives this security a shorter effective maturity date.

(B) Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." The total value of such securities as of July 31, 2007 was $34,115 ($ Thousands) and represented 13.88% of Net Assets.These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(C)   Tri-Party Repurchase Agreement.

(D) Step Bonds -- The rate reflected on the Schedule of Investments is the effective yield on July 31, 2007. The coupon on a step bond changes on a specified date.

CDO -- Collateralized Debt Obligation
Cl -- Class
CLO -- Collateralized Loan Obligation
FHLB -- Federal Home Loan Bank
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association
LLC -- Limited Liability Company
Ltd. -- Limited
MTN -- Medium Term Note
PLC --Public Limited Company
REMIC -- Real Estate Mortgage Investment Conduit
Ser -- Series
SLMA -- Student Loan Marketing Association
Amounts designated as "--" are $0 or have been rounded to $0.


The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
SEI Daily Income Trust / Semi-Annual Report / July 31, 2007                   21

Statements of Assets and Liabilities ($ Thousands)


For the six months ended July 31, 2007 (Unaudited)
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                         MONEY                                                               PRIME
                                                        MARKET            GOVERNMENT         GOVERNMENT II              OBLIGATION
                                                          FUND                  FUND                  FUND                    FUND
-----------------------------------------------------------------------------------------------------------------------------------
ASSETS:
   Investments at value+                          $  1,141,092           $   257,475           $   813,472            $  4,927,345
   Repurchase agreements+                               77,394               589,375                    --                 289,674
   Cash                                                      1                    --                    --                      --
   Receivable for investment securities sold                --                    --                    --                      --
   Interest receivable                                   4,773                 2,422                 4,022                   9,223
   Receivable for fund shares sold                          --                    --                    --                       2
   Receivable for variation margin                          --                    --                    --                      --
   Receivable for administration fees                       --                    --                    --                      --
   Receivable for investment advisory fees                  --                    --                    --                      --
   Receivable for shareholder servicing fees                --                    --                    --                      --
   Unrealized appreciation on futures                       --                    --                    --                      --
   Prepaid expenses                                         64                    48                    48                     300
-----------------------------------------------------------------------------------------------------------------------------------
   Total Assets                                      1,223,324               849,320               817,542               5,226,544
-----------------------------------------------------------------------------------------------------------------------------------
LIABILITIES:
   Income distribution payable                           3,465                 1,906                 3,015                  15,929
   Payable for fund shares redeemed                         --                    --                    --                      --
   Payable for investment securities purchased              --                    --                    --                      --
   Payable for variation margin                             --                    --                    --                      --
   Payable due to custodian                                 --                    --                    --                      --
   Chief Compliance Officers fees payable                   --                     1                     1                       6
   Shareholder servicing fees payable                      253                   120                    36                     629
   Administration fees payable                             133                   107                   103                     835
   Investment advisory fees payable                         23                    16                    15                     101
   Trustees' fees payable                                   --                    --                    --                       2
   Unrealized depreciation on futures                       --                    --                    --                      --
   Unrealized depreciation on swaps                         --                    --                    --                      --
   Accrued expense payable                                  36                    28                    29                      21
-----------------------------------------------------------------------------------------------------------------------------------
   Total Liabilities                                     3,910                 2,178                 3,199                  17,523
-----------------------------------------------------------------------------------------------------------------------------------
   Net Assets                                     $  1,219,414           $   847,142           $   814,343            $  5,209,021
-----------------------------------------------------------------------------------------------------------------------------------
   + Cost of investments and repurchase
     agreements                                      1,218,486               846,850               813,472               5,217,019
NET ASSETS:
   Paid-in-Capital --
     (unlimited authorization -- no par value)    $  1,219,442           $   847,242           $   814,374            $  5,209,215
   Undistributed net investment income
     (Distributions in excess of net
     investment income)                                     --                    --                    (1)                     --
   Accumulated net realized loss on
     investments and futures contracts                     (28)                 (100)                  (30)                   (194)
   Net unrealized depreciation on investments               --                    --                    --                      --
   Net unrealized appreciation (depreciation)
     on futures contracts                                   --                    --                    --                      --
   Net unrealized depreciation on swaps                     --                    --                    --                      --
-----------------------------------------------------------------------------------------------------------------------------------
Net Assets                                        $  1,219,414           $   847,142           $   814,343            $  5,209,021
-----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Offering and Redemption
   Price Per Share -- Class A                          $  1.00              $   1.00               $  1.00                $   1.00
                                               ($613,558,802 /       ($550,841,234 /       ($664,425,763 /       ($3,360,624,621 /
                                           613,583,686 shares)   550,892,524 shares)   664,519,068 shares)   3,360,852,810 shares)
-----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Offering and Redemption
   Price Per Share -- Class B                          $  1.00              $   1.00               $  1.00                $   1.00
                                               ($206,856,165 /       ($125,046,983 /       ($140,807,065 /         ($736,153,683 /
                                           206,848,187 shares)   125,069,358 shares)   140,843,792 shares)     736,157,350 shares)
-----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Offering and Redemption
   Price Per Share -- Class C                          $  1.00              $   1.00               $  1.00                $   1.00
                                               ($281,785,194 /       ($152,246,361 /         ($9,109,917 /         ($988,178,702 /
                                           281,803,069 shares)   152,273,400 shares)     9,109,906 shares)     988,142,419 shares)
-----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Offering and Redemption
   Price Per Share -- Class H                              N/A                   N/A                   N/A                $   1.00
                                                                                                                    ($65,301,317 /
                                                                                                                65,303,867 shares)
-----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Offering and Redemption
   Price Per Share -- Sweep Class                      $  1.00              $   1.00                   N/A                $   1.00
                                               ($117,213,367 /        ($19,007,272 /                                ($58,762,619 /
                                           117,213,352 shares)    19,011,898 shares)                            58,760,053 shares)
-----------------------------------------------------------------------------------------------------------------------------------
Amounts designated as "--" are $0 or have been rounded to $0.
The accompanying notes are an integral part of the financial statements.
-----------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
22                   SEI Daily Income Trust / Semi-Annual Report / July 31, 2007

------------------------------------------------------------------------------------------------------------
                                                                                              SHORT-DURATION
                                                       TREASURY            TREASURY II            GOVERNMENT
                                                           FUND                   FUND                  FUND
------------------------------------------------------------------------------------------------------------
ASSETS:
   Investments at value+                           $         --             $  269,001            $   95,162
   Repurchase agreements+                             1,052,986                     --                12,100
   Cash                                                      --                      1                     7
   Receivable for investment securities
     sold                                                    --                     --                 9,191
   Interest receivable                                       --                  1,547                 1,145
   Receivable for fund shares sold                           --                     --                    31
   Receivable for variation margin                           --                     --                    35
   Receivable for administration fees                        --                     --                    --
   Receivable for investment advisory
     fees                                                   150                     11                    --
   Receivable for shareholder servicing
     fees                                                    --                     --                    --
   Unrealized appreciation on futures                        --                     --                    13
   Prepaid expenses                                          48                     10                     8
------------------------------------------------------------------------------------------------------------
   Total Assets                                       1,053,184                270,570               117,692
------------------------------------------------------------------------------------------------------------
LIABILITIES:
   Income distribution payable                            3,723                    744                   144
   Payable for fund shares redeemed                          --                     --                    66
   Payable for investment securities
     purchased                                               --                     --                 9,356
   Payable for variation margin                              --                     --                    43
   Payable due to custodian                                  --                     --                    --
   Chief Compliance Officers fees
     payable                                                  1                     --                    --
   Shareholder servicing fees payable                       260                     17                    --
   Administration fees payable                              137                     31                    --
   Investment advisory fees payable                          20                      4                     7
   Trustees' fees payable                                    --                     --                    28
   Unrealized depreciation on futures                        --                     --                    --
   Unrealized depreciation on swaps                          --                     --                    --
   Accrued expense payable                                   30                     18                    12
------------------------------------------------------------------------------------------------------------
   Total Liabilities                                      4,171                    814                 9,656
------------------------------------------------------------------------------------------------------------
   Net Assets                                      $  1,049,013             $  269,756            $  108,036
------------------------------------------------------------------------------------------------------------
   + Cost of investments and repurchase               1,052,986                269,001               107,869
     agreements
NET ASSETS:
   Paid-in-Capital --
     (unlimited authorization -- no par
     value)                                        $  1,049,106             $  269,780            $  116,124
   Undistributed net investment income
     (Distributions in excess of net
     investment loss)                                        --                      1                    (5)
   Accumulated net realized loss on
     investments and futures contracts                      (93)                   (25)               (7,648)
   Net unrealized depreciation on
     investments                                             --                     --                  (607)
   Net unrealized appreciation
     (depreciation) on futures contracts                     --                     --                   172
   Net unrealized depreciation on swaps                      --                     --                    --
------------------------------------------------------------------------------------------------------------
Net Assets                                         $  1,049,013             $  269,756            $  108,036
------------------------------------------------------------------------------------------------------------
Net Asset Value, Offering and Redemption
   Price Per Share -- Class A                           $  1.00                $  1.00               $  9.94
                                                ($348,959,523 /        ($206,293,740 /       ($108,035,784 /
                                            348,991,513 shares)    206,459,209 shares)    10,869,889 shares)
------------------------------------------------------------------------------------------------------------
Net Asset Value, Offering and Redemption
   Price Per Share -- Class B                           $  1.00                $  1.00                   N/A
                                                ($378,688,517 /         ($58,912,799 /
                                            378,728,722 shares)     58,915,022 shares)
------------------------------------------------------------------------------------------------------------
Net Asset Value, Offering and Redemption
   Price Per Share -- Class C                           $  1.00                $  1.00                   N/A
                                                ($155,653,258 /          ($4,549,450 /
                                             155,666,806 shares)      4,554,370 shares)
------------------------------------------------------------------------------------------------------------
Net Asset Value, Offering and Redemption
   Price Per Share -- Class H                               N/A                    N/A                   N/A
------------------------------------------------------------------------------------------------------------
Net Asset Value, Offering and Redemption
   Price Per Share -- Sweep Class                       $  1.00                    N/A                   N/A
                                                ($165,711,473 /
                                             165,718,777 shares)
------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------
                                          INTERMEDIATE-DURATION                                     ULTRA
                                                     GOVERNMENT                 GNMA           SHORT BOND
                                                           FUND                 FUND                 FUND
----------------------------------------------------------------------------------------------------------
ASSETS:
   Investments at value+                              $  25,120           $  136,627           $  244,539
   Repurchase agreements+                                 4,600               31,000                1,200
   Cash                                                      --                  104                   --
   Receivable for investment securities
     sold                                                 1,031               15,372                3,854
   Interest receivable                                      185                  561                1,066
   Receivable for fund shares sold                           89                    9                  173
   Receivable for variation margin                           21                   12                   26
   Receivable for administration fees                        --                   --                   --
   Receivable for investment advisory
     fees                                                    --                   --                   --
   Receivable for shareholder servicing
     fees                                                    --                   --                   --
   Unrealized appreciation on futures                         2                    3                   --
   Prepaid expenses                                           1                   21                    8
----------------------------------------------------------------------------------------------------------
   Total Assets                                          31,049              183,709              250,866
----------------------------------------------------------------------------------------------------------
LIABILITIES:
   Income distribution payable                              115                  394                  125
   Payable for fund shares redeemed                          11                   54                2,609
   Payable for investment securities
     purchased                                            1,023               43,075                1,305
   Payable for variation margin                              12                   12                   48
   Payable due to custodian                                  50                   --                5,881
   Chief Compliance Officers fees
     payable                                                 --                   --                   --
   Shareholder servicing fees payable                        --                   30                   --
   Administration fees payable                                9                   23                   53
   Investment advisory fees payable                           2                   12                   13
   Trustees' fees payable                                    --                   --                   --
   Unrealized depreciation on futures                        --                   --                    2
   Unrealized depreciation on swaps                          --                   --                   50
   Accrued expense payable                                    6                   26                   29
----------------------------------------------------------------------------------------------------------
   Total Liabilities                                      1,228               43,626               10,115
----------------------------------------------------------------------------------------------------------
   Net Assets                                         $  29,821           $  140,083           $  240,751
----------------------------------------------------------------------------------------------------------
   + Cost of investments and repurchase                  29,958              169,383              246,444
     agreements
NET ASSETS:
   Paid-in-Capital --
     (unlimited authorization -- no par
     value)                                           $  33,616           $  154,733           $  246,420
   Undistributed net investment income
     (Distributions in excess of net
     investment loss)                                        (2)                  (8)                (105)
   Accumulated net realized loss on
     investments and futures contracts                   (3,645)             (12,934)              (4,772)
   Net unrealized depreciation on
     investments                                           (238)              (1,756)                (705)
   Net unrealized appreciation
     (depreciation) on futures contracts                     90                   48                  (37)
   Net unrealized depreciation on swaps                      --                   --                  (50)
----------------------------------------------------------------------------------------------------------
Net Assets                                            $  29,821           $  140,083           $  240,751
----------------------------------------------------------------------------------------------------------
Net Asset Value, Offering and Redemption
   Price Per Share -- Class A                          $  10.16              $  9.26              $  9.95
                                                 ($29,821,254 /      ($140,082,717 /      ($240,750,539 /
                                              2,936,136 shares)   15,128,918 shares)   24,196,448 shares)
----------------------------------------------------------------------------------------------------------
Net Asset Value, Offering and Redemption
   Price Per Share -- Class B                               N/A                  N/A                  N/A
----------------------------------------------------------------------------------------------------------
Net Asset Value, Offering and Redemption
   Price Per Share -- Class C                               N/A                  N/A                  N/A
----------------------------------------------------------------------------------------------------------
Net Asset Value, Offering and Redemption
   Price Per Share -- Class H                               N/A                  N/A                  N/A
----------------------------------------------------------------------------------------------------------
Net Asset Value, Offering and Redemption
   Price Per Share -- Sweep Class                           N/A                  N/A                  N/A
----------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SEI Daily Income Trust / Semi-Annual Report / July 31, 2007                   23

Statements of Operations ($ Thousands)


For the six months ended July 31, 2007 (Unaudited)

----------------------------------------------------------------------------------------------------------------------------
                                                                            MONEY                                     PRIME
                                                                           MARKET   GOVERNMENT   GOVERNMENT II   OBLIGATION
                                                                             FUND         FUND            FUND         FUND
----------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
   Interest Income                                                       $ 30,888     $ 21,655        $ 20,925    $ 146,351
----------------------------------------------------------------------------------------------------------------------------
EXPENSES:
   Administration Fees                                                      1,894          980             754        5,165
   Shareholder Servicing Fees - Class A Shares                                764          646             827        4,685
   Shareholder Servicing Fees - Sweep Class Shares                            134           26              --           --
   Administrative & Shareholder Servicing Fees -
      Class B Shares                                                          250          207             192        1,146
   Administrative & Shareholder Servicing Fees -
      Class C Shares                                                          654          352              11        2,011
   Administrative & Shareholder Servicing Fees -
      Class H Shares                                                           --           --              --          218
   Distribution Fees - Sweep Class Shares                                     274           52              --          146
   Investment Advisory Fees                                                   132           94              91          623
   Trustees' Fees                                                               7            5               5           33
   Chief Compliance Officer Fees                                               --            1               1            6
   Registration Fees                                                           54           35              35          219
   Custodian/Wire Agent Fees                                                   19           14              14           93
   Pricing Fees                                                                 1            1               1            6
   Other Expenses                                                              52           38              37          209
----------------------------------------------------------------------------------------------------------------------------
   Total Expenses                                                           4,235        2,451           1,968       14,560
----------------------------------------------------------------------------------------------------------------------------
   Less, Waiver of:
      Investment Advisory Fees                                                 --           --              --           --
      Administration fees                                                  (1,125)        (351)           (144)        (928)
      Shareholder Servicing Fees - Class A Shares                            (764)        (646)           (827)      (4,685)
----------------------------------------------------------------------------------------------------------------------------
   Net Expenses                                                             2,346        1,454             997        8,947
----------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                      28,542       20,201          19,928      137,404
----------------------------------------------------------------------------------------------------------------------------
   NET REALIZED AND UNREALIZED GAIN (LOSS) ON/FROM:
      Investments                                                              (1)         (21)             --            2
      Futures Contracts                                                        --           --              --           --
   NET CHANGE IN UNREALIZED APPRECIATION
      (DEPRECIATION) ON/FROM:
      Investments                                                              --           --              --           --
      Futures Contracts                                                        --           --              --           --
      Swap Contracts                                                           --           --              --           --
----------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS                               $ 28,541     $ 20,180        $ 19,928    $ 137,406
----------------------------------------------------------------------------------------------------------------------------

Amounts designated as "--" are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.




--------------------------------------------------------------------------------
24                   SEI Daily Income Trust / Semi-Annual Report / July 31, 2007

------------------------------------------------------------------------------------------------------------------------------------
                                                                                              INTERMEDIATE-
                                                                             SHORT-DURATION        DURATION                   ULTRA
                                                      TREASURY  TREASURY II      GOVERNMENT      GOVERNMENT       GNMA   SHORT BOND
                                                          FUND         FUND            FUND            FUND       FUND         FUND
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
   Interest Income                                    $ 23,643     $  4,971        $  2,846        $    772   $  3,914     $  6,337
------------------------------------------------------------------------------------------------------------------------------------
EXPENSES:
   Administration Fees                                   1,087          243             191              54        228          423
   Shareholder Servicing Fees - Class A Shares             365          180             136              38        178          302
   Shareholder Servicing Fees - Sweep Class Shares         162           --              --              --         --           --
   Administrative & Shareholder Servicing Fees -
      Class B Shares                                       529           78              --              --         --           --
   Administrative & Shareholder Servicing Fees -
      Class C Shares                                       326           16              --              --         --           --
   Administrative & Shareholder Servicing Fees -
      Class H Shares                                        --           --              --              --         --           --
   Distribution Fees - Sweep Class Shares                  329           --              --              --         --           --
   Investment Advisory Fees                                104           23              54              16         71          120
   Trustees' Fees                                            5            1              --              --          1            1
   Chief Compliance Officer Fees                             1           --              --              --         --           --
   Registration Fees                                        33           11               6               3          7           15
   Custodian/Wire Agent Fees                                15            3               2               1          2            4
   Pricing Fees                                              1           --              18               7         21           40
   Other Expenses                                           41            8              12               2          5           11
------------------------------------------------------------------------------------------------------------------------------------
   Total Expenses                                        2,998          563             419             121        513          916
------------------------------------------------------------------------------------------------------------------------------------
   Less, Waiver of:
      Investment Advisory Fees                              --           --             (13)             (2)        --          (53)
      Administration fees                                 (381)         (64)            (25)             (4)       (86)        (139)
      Shareholder Servicing Fees - Class A Shares         (365)        (180)           (136)            (38)        --         (302)
------------------------------------------------------------------------------------------------------------------------------------
   Net Expenses                                          2,252          319             245              77        427          422
------------------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                   21,391        4,652           2,601             695      3,487        5,915
------------------------------------------------------------------------------------------------------------------------------------
   NET REALIZED AND UNREALIZED GAIN (LOSS) ON/FROM:
      Investments                                           --            2              94              41       (779)          (3)
      Futures Contracts                                     --           --             (73)             --       (281)          29
   NET CHANGE IN UNREALIZED APPRECIATION
      (DEPRECIATION) ON/FROM:
      Investments                                           --           --              31             137        (58)        (308)
      Futures Contracts                                     --           --              30             (20)        41          (36)
      Swap Contracts                                        --           --              --              --         --          (50)
------------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS            $ 21,391     $  4,654        $  2,683        $    853   $  2,410     $  5,547
------------------------------------------------------------------------------------------------------------------------------------




--------------------------------------------------------------------------------
SEI Daily Income Trust / Semi-Annual Report / July 31, 2007                   25

STATEMENTS OF CHANGES IN NET ASSETS ($ THOUSANDS)


For the six months ended July 31, 2007 (Unaudited) and for the year ended January 31, 2007

-------------------------------------------------------------------------------------------------------------------------------
                                                                      MONEY MARKET                       GOVERNMENT
                                                                          FUND                              FUND
-------------------------------------------------------------------------------------------------------------------------------
                                                            2/1/07-7/31/07   2/1/06-1/31/07   2/1/07-7/31/07    2/1/06-1/31/07
-------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
   Net Investment Income                                      $     28,542     $     60,360      $    20,201       $    36,530
   Net Realized Gain (Loss) on Investments and Payment by
      Affiliate                                                         (1)             (11)             (21)              (11)
-------------------------------------------------------------------------------------------------------------------------------
   Net Increase in Net Assets Resulting from Operations             28,541           60,349           20,180            36,519
-------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS TO SHAREHOLDERS:
   NET INVESTMENT INCOME
     Class A                                                       (15,891)         (38,436)         (13,183)          (23,220)
     Class B                                                        (4,088)          (7,046)          (3,319)           (5,642)
     Class C                                                        (6,149)         (10,860)          (3,246)           (6,652)
     Class H                                                            --               --               --                --
     Sweep Class                                                    (2,422)          (4,014)            (454)           (1,015)
-------------------------------------------------------------------------------------------------------------------------------
   Total Dividends                                                 (28,550)         (60,356)         (20,202)          (36,529)
-------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS (ALL AT $1.00 PER SHARE):
   CLASS A:
   Proceeds from Shares Issued                                   1,592,940        4,626,500        1,458,790         2,520,525
   Reinvestment of Dividends & Distributions                         8,055           26,248            8,163            12,365
   Cost of Shares Redeemed                                      (1,610,746)      (4,421,639)      (1,423,833)       (2,492,596)
-------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets from Class A
      Transactions                                                  (9,751)         231,109           43,120            40,294
-------------------------------------------------------------------------------------------------------------------------------
   CLASS B:
   Proceeds from Shares Issued                                     535,160          917,031          751,174         1,339,355
   Reinvestment of Dividends & Distributions                           877            1,382            1,210             1,537
   Cost of Shares Redeemed                                        (477,232)        (894,210)        (750,007)       (1,340,240)
-------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets from Class B
      Transactions                                                  58,805           24,203            2,377               652
-------------------------------------------------------------------------------------------------------------------------------
   CLASS C:
   Proceeds from Shares Issued                                     622,557        1,084,772          398,979           653,701
   Reinvestment of Dividends & Distributions                           309              458               --                --
   Cost of Shares Redeemed                                        (585,022)      (1,073,354)        (384,103)         (645,740)
-------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets from Class C
      Transactions                                                  37,844           11,876           14,876             7,961
-------------------------------------------------------------------------------------------------------------------------------
   CLASS H:
   Proceeds from Shares Issued                                          --               --               --                --
   Reinvestment of Dividends & Distributions                            --               --               --                --
   Cost of Shares Redeemed                                              --               --               --                --
-------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets from Class H
      Transactions                                                      --               --               --                --
-------------------------------------------------------------------------------------------------------------------------------
   SWEEP CLASS:
   Proceeds from Shares Issued                                     343,431          520,457          153,366           284,713
   Reinvestment of Dividends & Distributions                            --               --               34                31
   Cost of Shares Redeemed                                        (317,304)        (542,477)        (149,470)         (296,027)
-------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets from Sweep Class
      Transactions                                                  26,127          (22,020)           3,930           (11,283)
-------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets from Capital Share
      Transactions                                                 113,025          245,168           64,303            37,624
-------------------------------------------------------------------------------------------------------------------------------
   Total Increase (Decrease) in Net Assets                         113,016          245,161           64,281            37,614
-------------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
   BEGINNING OF YEAR                                             1,106,398          861,237          782,861           745,247
-------------------------------------------------------------------------------------------------------------------------------
   END OF YEAR                                                $  1,219,414     $  1,106,398      $   847,142       $   782,861
-------------------------------------------------------------------------------------------------------------------------------
   Undistributed (Distributions in Excess of) Net
      Investment Income                                       $         --    $           8      $        --       $         1
-------------------------------------------------------------------------------------------------------------------------------

   Amounts designated as "--" are $0 or have been rounded to $0.

(1)   See Note 3 in the Notes to the Financial Statements.


The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
26                   SEI Daily Income Trust / Semi-Annual Report / July 31, 2007

-------------------------------------------------------------------------------------------------------------------------------
                                                                      GOVERNMENT II                PRIME OBLIGATION
                                                                           FUND                          FUND
-------------------------------------------------------------------------------------------------------------------------------
                                                            2/1/07-7/31/07   2/1/06-1/31/07   2/1/07-7/31/07    2/1/06-1/31/07
-------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
   Net Investment Income                                        $   19,928       $   37,566     $    137,404      $    233,775
   Net Realized Gain (Loss) on Investments and Payment by
      Affiliate                                                         --              (15)               2               (92)
-------------------------------------------------------------------------------------------------------------------------------
   Net Increase in Net Assets Resulting from Operations             19,928           37,551          137,406           233,683
-------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS TO SHAREHOLDERS:
   NET INVESTMENT INCOME
     Class A                                                       (16,770)         (28,378)         (97,143)         (161,020)
     Class B                                                        (3,060)          (8,959)         (18,651)          (31,445)
     Class C                                                           (99)            (229)         (18,837)          (37,061)
     Class H                                                            --               --           (1,287)           (2,339)
     Sweep Class                                                        --               --           (1,505)           (1,891)
-------------------------------------------------------------------------------------------------------------------------------
   Total Dividends                                                 (19,929)         (37,566)        (137,423)         (233,756)
-------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS (ALL AT $1.00 PER SHARE):
   CLASS A:
   Proceeds from Shares Issued                                     977,353        2,182,858       19,193,592        34,766,540
   Reinvestment of Dividends & Distributions                         1,928            3,878           18,344            33,201
   Cost of Shares Redeemed                                        (995,073)      (2,082,794)     (19,233,351)      (34,374,725)
-------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets from Class A
      Transactions                                                 (15,792)         103,942          (21,415)          425,016
-------------------------------------------------------------------------------------------------------------------------------
   CLASS B:
   Proceeds from Shares Issued                                     189,671          608,607        2,755,381         5,786,736
   Reinvestment of Dividends & Distributions                            88              408            8,028            12,947
   Cost of Shares Redeemed                                        (189,882)        (636,659)      (2,743,132)       (5,709,619)
-------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets from Class B
      Transactions                                                    (123)         (27,644)          20,277            90,064
-------------------------------------------------------------------------------------------------------------------------------
   CLASS C:
   Proceeds from Shares Issued                                      18,317           26,038        2,892,452         5,791,860
   Reinvestment of Dividends & Distributions                            --               --            4,924             9,931
   Cost of Shares Redeemed                                         (13,296)         (26,398)      (2,690,146)       (5,800,449)
-------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets from Class C
      Transactions                                                   5,021             (360)         207,230             1,342
-------------------------------------------------------------------------------------------------------------------------------
   CLASS H:
   Proceeds from Shares Issued                                          --               --           82,225           131,479
   Reinvestment of Dividends & Distributions                            --               --            1,507             2,339
   Cost of Shares Redeemed                                              --               --          (83,942)         (104,311)
-------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets from Class H
      Transactions                                                      --               --             (210)           29,507
-------------------------------------------------------------------------------------------------------------------------------
   SWEEP CLASS:
   Proceeds from Shares Issued                                          --               --          272,819           515,873
   Reinvestment of Dividends & Distributions                            --               --              207               186
   Cost of Shares Redeemed                                              --               --         (262,254)         (513,197)
-------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets from Sweep Class
      Transactions                                                      --               --           10,772             2,862
-------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets from Capital Share
      Transactions                                                 (10,894)          75,938          216,654           548,791
-------------------------------------------------------------------------------------------------------------------------------
   Total Increase (Decrease) in Net Assets                         (10,895)          75,923          216,637           548,718
-------------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
   BEGINNING OF YEAR                                               825,238          749,315        4,992,384         4,443,666
-------------------------------------------------------------------------------------------------------------------------------
   END OF YEAR                                                  $  814,343       $  825,238     $  5,209,021      $  4,992,384
-------------------------------------------------------------------------------------------------------------------------------
   Undistributed (Distributions in Excess of) Net
      Investment Income                                         $       (1)      $       --     $         --      $         19
-------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
                                                                       TREASURY                        TREASURY II
                                                                         FUND                              FUND
---------------------------------------------------------------------------------------------------------------------------------
                                                            2/1/07-7/31/07   2/1/06-1/31/07  2/1/07-1/31/07     2/1/06-7/31/07
---------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
   Net Investment Income                                      $     21,391       $   33,879       $    4,652        $   10,686
   Net Realized Gain (Loss) on Investments and Payment by
      Affiliate                                                         --               --                2               101
---------------------------------------------------------------------------------------------------------------------------------
   Net Increase in Net Assets Resulting from Operations             21,391           33,879            4,654            10,787
---------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS TO SHAREHOLDERS:
   NET INVESTMENT INCOME
     Class A                                                        (7,329)         (11,401)          (3,377)           (7,210)
     Class B                                                        (8,321)         (13,518)          (1,140)           (2,510)
     Class C                                                        (2,948)          (4,869)            (134)             (966)
     Class H                                                            --               --               --                --
     Sweep Class                                                    (2,793)          (4,091)              --                --
---------------------------------------------------------------------------------------------------------------------------------
   Total Dividends                                                 (21,391)         (33,879)          (4,651)          (10,686)
---------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS (ALL AT $1.00 PER SHARE):
   CLASS A:
   Proceeds from Shares Issued                                     747,290        1,592,668          448,708         1,014,056(1)
   Reinvestment of Dividends & Distributions                           333              492              549             1,132
   Cost of Shares Redeemed                                        (686,259)      (1,513,665)        (424,937)       (1,011,783)
---------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets from Class A
      Transactions                                                  61,364           79,495           24,320             3,405
---------------------------------------------------------------------------------------------------------------------------------
   CLASS B:
   Proceeds from Shares Issued                                     744,823        1,413,341          176,761           245,341(1)
   Reinvestment of Dividends & Distributions                         1,848            3,559               54               154
   Cost of Shares Redeemed                                        (727,072)      (1,297,271)        (169,885)         (264,119)
---------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets from Class B
      Transactions                                                  19,599          119,629            6,930           (18,624)
---------------------------------------------------------------------------------------------------------------------------------
   CLASS C:
   Proceeds from Shares Issued                                     440,378          792,993           27,614           439,260(1)
   Reinvestment of Dividends & Distributions                            47               88               39               754
   Cost of Shares Redeemed                                        (385,699)        (805,554)         (43,377)         (422,344)
---------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets from Class C
      Transactions                                                  54,726          (12,473)         (15,724)           17,670
---------------------------------------------------------------------------------------------------------------------------------
   CLASS H:
   Proceeds from Shares Issued                                          --               --               --                --
   Reinvestment of Dividends & Distributions                            --               --               --                --
   Cost of Shares Redeemed                                              --               --               --                --
---------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets from Class H
      Transactions                                                      --               --               --                --
---------------------------------------------------------------------------------------------------------------------------------
   SWEEP CLASS:
   Proceeds from Shares Issued                                     385,664          585,519               --                --
   Reinvestment of Dividends & Distributions                            --               --               --                --
   Cost of Shares Redeemed                                        (316,957)        (572,084)              --                --
---------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets from Sweep Class
      Transactions                                                  68,707           13,435               --                --
---------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets from Capital Share
      Transactions                                                 204,396          200,086           15,526             2,451
---------------------------------------------------------------------------------------------------------------------------------
   Total Increase (Decrease) in Net Assets                         204,396          200,086           15,529             2,552
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
   BEGINNING OF YEAR                                               844,617          644,531          254,227           251,675
---------------------------------------------------------------------------------------------------------------------------------
   END OF YEAR                                                $  1,049,013       $  844,617       $  269,756        $  254,227
---------------------------------------------------------------------------------------------------------------------------------
   Undistributed (Distributions in Excess of) Net
      Investment Income                                       $         --       $       --       $        1        $       --
---------------------------------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
SEI Daily Income Trust / Semi-Annual Report / July 31, 2007                   27

Statements of Changes in Net Assets ($ Thousands)

For the six months ended July 31, 2007 (Unaudited) and for the year ended January 31, 2007

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                             SHORT-DURATION
                                                                                                            GOVERNMENT FUND
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                     2/1/07-7/31/07  2/1/06-1/31/07
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
   Net Investment Income                                                                                  $   2,601       $   5,864
   Net Realized Gain (Loss) on Investments, Swaps, Payments by Affiliate and Futures Contracts                   21          (1,798)
   Net Change in Unrealized Appreciation (Depreciation) on Investments, Swaps and Futures Contracts              61           1,233
------------------------------------------------------------------------------------------------------------------------------------
   Net Increase in Net Assets Resulting from Operations                                                       2,683           5,299
------------------------------------------------------------------------------------------------------------------------------------

DIVIDENDS TO SHAREHOLDERS:
   Net Investment Income                                                                                     (2,701)         (6,236)
------------------------------------------------------------------------------------------------------------------------------------
   Total Dividends                                                                                           (2,701)         (6,236)
------------------------------------------------------------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS:
   CLASS A:
      Proceeds from Shares Issued                                                                            14,525          64,641
      Reinvestment of Dividends & Distributions                                                               1,703           4,738
      Cost of Shares Redeemed                                                                               (23,636)       (108,492)
------------------------------------------------------------------------------------------------------------------------------------
      Increase (Decrease) in Net Assets from Class A Transactions                                            (7,408)        (39,113)
------------------------------------------------------------------------------------------------------------------------------------
      Net Increase (Decrease) in Net Assets                                                                  (7,426)        (40,050)
------------------------------------------------------------------------------------------------------------------------------------

NET ASSETS:
   BEGINNING OF YEAR                                                                                        115,462         155,512
------------------------------------------------------------------------------------------------------------------------------------
   END OF YEAR                                                                                            $ 108,036       $ 115,462
------------------------------------------------------------------------------------------------------------------------------------
   Distributions in Excess of Net Investment Income                                                       $      (5)      $     (17)
------------------------------------------------------------------------------------------------------------------------------------

SHARE TRANSACTIONS:
   CLASS A:
      Shares Issued                                                                                           1,460           6,485
      Reinvestment of Distributions                                                                             184             475
      Shares Redeemed                                                                                        (2,374)        (10,882)
------------------------------------------------------------------------------------------------------------------------------------
      Net Increase (Decrease) in Shares Outstanding from Share Transactions                                    (730)         (3,922)
------------------------------------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of the financial statements.




--------------------------------------------------------------------------------
28                   SEI Daily Income Trust / Semi-Annual Report / July 31, 2007

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                         INTERMEDIATE-DURATION
                                                                                                            GOVERNMENT FUND
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                     2/1/07-7/31/07  2/1/06-1/31/07
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
   Net Investment Income                                                                                  $     695       $   3,034
   Net Realized Gain (Loss) on Investments, Swaps, Payments by Affiliate and Futures Contracts                   41          (1,960)
   Net Change in Unrealized Appreciation (Depreciation) on Investments, Swaps and Futures Contracts             117           1,422
------------------------------------------------------------------------------------------------------------------------------------
   Net Increase in Net Assets Resulting from Operations                                                         853           2,496
------------------------------------------------------------------------------------------------------------------------------------

DIVIDENDS TO SHAREHOLDERS:
   Net Investment Income                                                                                       (688)         (3,175)
------------------------------------------------------------------------------------------------------------------------------------
   Total Dividends                                                                                             (688)         (3,175)
------------------------------------------------------------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS:
   CLASS A:
   Proceeds from Shares Issued                                                                                5,221          18,086
   Reinvestment of Dividends & Distributions                                                                    459           1,027
   Cost of Shares Redeemed                                                                                  (22,659)        (57,672)
------------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets from Class A Transactions                                              (16,979)        (38,559)
------------------------------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets                                                                    (16,814)        (39,238)
------------------------------------------------------------------------------------------------------------------------------------

NET ASSETS:
   BEGINNING OF YEAR                                                                                         46,635          85,873
------------------------------------------------------------------------------------------------------------------------------------
   END OF YEAR                                                                                            $  29,821       $  46,635
------------------------------------------------------------------------------------------------------------------------------------
   Distributions in Excess of Net Investment Income                                                       $      (2)      $     (42)
------------------------------------------------------------------------------------------------------------------------------------

SHARE TRANSACTIONS:
   CLASS A:
      Shares Issued                                                                                             516           1,790
      Reinvestment of Distributions                                                                              45             101
      Shares Redeemed                                                                                        (2,228)         (5,700)
------------------------------------------------------------------------------------------------------------------------------------
      Net Increase (Decrease) in Shares Outstanding from Share Transactions                                  (1,667)         (3,809)
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  GNMA
                                                                                                                  FUND
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                     2/1/07-7/31/07  2/1/06-1/31/07
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
   Net Investment Income                                                                                  $   3,487       $   7,135
   Net Realized Gain (Loss) on Investments, Swaps, Payments by Affiliate and Futures Contracts               (1,060)           (704)
   Net Change in Unrealized Appreciation (Depreciation) on Investments, Swaps and Futures Contracts             (17)         (1,350)
------------------------------------------------------------------------------------------------------------------------------------
   Net Increase in Net Assets Resulting from Operations                                                       2,410           5,081
------------------------------------------------------------------------------------------------------------------------------------

DIVIDENDS TO SHAREHOLDERS:
   Net Investment Income                                                                                     (3,600)         (7,688)
------------------------------------------------------------------------------------------------------------------------------------
   Total Dividends                                                                                           (3,600)         (7,688)
------------------------------------------------------------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS:
   CLASS A:
   Proceeds from Shares Issued                                                                               11,408          21,717
   Reinvestment of Dividends & Distributions                                                                  1,227           3,379
   Cost of Shares Redeemed                                                                                  (15,073)        (45,102)
------------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets from Class A Transactions                                               (2,438)        (20,006)
------------------------------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets                                                                     (3,628)        (22,613)
------------------------------------------------------------------------------------------------------------------------------------

NET ASSETS:
   BEGINNING OF YEAR                                                                                        143,711         166,324
------------------------------------------------------------------------------------------------------------------------------------
   END OF YEAR                                                                                            $ 140,083       $ 143,711
====================================================================================================================================
   Distributions in Excess of Net Investment Income                                                       $      (8)      $     (21)
====================================================================================================================================

SHARE TRANSACTIONS:
   CLASS A:
      Shares Issued                                                                                           1,219           2,323
      Reinvestment of Distributions                                                                             131             362
      Shares Redeemed                                                                                        (1,613)         (4,831)
------------------------------------------------------------------------------------------------------------------------------------
      Net Increase (Decrease) in Shares Outstanding from Share Transactions                                    (263)         (2,146)
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                               ULTRA SHORT
                                                                                                                BOND FUND
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                     2/1/07-7/31/07  2/1/06-1/31/07
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
   Net Investment Income                                                                                  $   5,915       $  15,365
   Net Realized Gain (Loss) on Investments, Swaps, Payments by Affiliate and Futures Contracts                   26          (1,432)
   Net Change in Unrealized Appreciation (Depreciation) on Investments, Swaps and Futures Contracts            (394)          1,806
------------------------------------------------------------------------------------------------------------------------------------
   Net Increase in Net Assets Resulting from Operations                                                       5,547          15,739
------------------------------------------------------------------------------------------------------------------------------------

DIVIDENDS TO SHAREHOLDERS:
   Net Investment Income                                                                                     (5,965)        (15,345)
------------------------------------------------------------------------------------------------------------------------------------
   Total Dividends                                                                                           (5,965)        (15,345)
------------------------------------------------------------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS:
   CLASS A:
   Proceeds from Shares Issued                                                                               56,848         236,013
   Reinvestment of Dividends & Distributions                                                                  5,252          12,936
   Cost of Shares Redeemed                                                                                  (59,751)       (422,740)
------------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets from Class A Transactions                                                2,349        (173,791)
------------------------------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets                                                                      1,931        (173,397)
------------------------------------------------------------------------------------------------------------------------------------

NET ASSETS:
   BEGINNING OF YEAR                                                                                        238,820         412,217
------------------------------------------------------------------------------------------------------------------------------------
   END OF YEAR                                                                                            $ 240,751       $ 238,820
------------------------------------------------------------------------------------------------------------------------------------
   Distributions in Excess of Net Investment Income                                                       $    (105)      $     (32)
------------------------------------------------------------------------------------------------------------------------------------

SHARE TRANSACTIONS:
   CLASS A:
      Shares Issued                                                                                           5,701          23,734
      Reinvestment of Distributions                                                                             527           1,300
      Shares Redeemed                                                                                        (5,994)        (42,512)
------------------------------------------------------------------------------------------------------------------------------------
      Net Increase (Decrease) in Shares Outstanding from Share Transactions                                     234         (17,478)
------------------------------------------------------------------------------------------------------------------------------------




--------------------------------------------------------------------------------
SEI Daily Income Trust / Semi-Annual Report / July 31, 2007                   29

Financial Highlights


For the six months ended July 31, 2007 (Unaudited) and for the years ended January 31,
For a Share Outstanding Throughout the Years
--------------------------------------------------------------------------------

                                                 Net Realized
                                                          and
                     Net Asset                     Unrealized                   Dividends             Total
                        Value,          Net             Gains          Total     from Net         Dividends
                     Beginning   Investment          (Losses)           from   Investment               and
                       of Year       Income     on Securities     Operations       Income     Distributions
--------------------------------------------------------------------------------------------------------------
MONEY MARKET FUND
   CLASS A
   2007*                 $1.00        $0.03(1)            $--(1)       $0.03       $(0.03)           $(0.03)
   2007                   1.00         0.05(1)             --(1)        0.05        (0.05)            (0.05)
   2006                   1.00         0.03(1)             --(1)        0.03        (0.03)            (0.03)
   2005                   1.00         0.01(1)             --(1)        0.01        (0.01)            (0.01)
   2004                   1.00         0.01(1)             --(1)        0.01        (0.01)            (0.01)
   2003                   1.00         0.02                --           0.02        (0.02)            (0.02)
   CLASS B
   2007*                 $1.00        $0.02(1)            $--(1)       $0.02       $(0.02)           $(0.02)
   2007                   1.00         0.05(1)             --(1)        0.05        (0.05)            (0.05)
   2006                   1.00         0.03(1)             --(1)        0.03        (0.03)            (0.03)
   2005                   1.00         0.01(1)             --(1)        0.01        (0.01)            (0.01)
   2004                   1.00         0.01(1)             --(1)        0.01        (0.01)            (0.01)
   2003                   1.00         0.01                --           0.01        (0.01)            (0.01)
   CLASS C
   2007*                 $1.00        $0.02(1)            $--(1)       $0.02       $(0.02)           $(0.02)
   2007                   1.00         0.04(1)             --(1)        0.04        (0.04)            (0.04)
   2006                   1.00         0.03(1)             --(1)        0.03        (0.03)            (0.03)
   2005                   1.00         0.01(1)             --(1)        0.01        (0.01)            (0.01)
   2004                   1.00         0.01(1)             --(1)        0.01        (0.01)            (0.01)
   2003                   1.00         0.01                --           0.01        (0.01)            (0.01)
   SWEEP CLASS
   2007*                 $1.00        $0.02(1)            $--(1)       $0.02       $(0.02)           $(0.02)
   2007                   1.00         0.04(1)             --(1)        0.04        (0.04)            (0.04)
   2006                   1.00         0.03(1)             --(1)        0.03        (0.03)            (0.03)
   2005                   1.00         0.01(1)             --(1)        0.01        (0.01)            (0.01)
   2004                   1.00           --(1)             --(1)          --           --(2)             --(2)
   2003                   1.00         0.01                --           0.01        (0.01)            (0.01)
GOVERNMENT FUND
   CLASS A
   2007*                 $1.00        $0.03(1)            $--(1)       $0.03       $(0.03)           $(0.03)
   2007                   1.00         0.05(1)             --(1)        0.05        (0.05)            (0.05)
   2006                   1.00         0.03(1)             --(1)        0.03        (0.03)            (0.03)
   2005                   1.00         0.01(1)             --(1)        0.01        (0.01)            (0.01)
   2004                   1.00         0.01(1)             --(1)        0.01        (0.01)            (0.01)
   2003                   1.00         0.02                --           0.02        (0.02)            (0.02)
   CLASS B
   2007*                 $1.00        $0.02(1)            $--(1)       $0.02       $(0.02)           $(0.02)
   2007                   1.00         0.05(1)             --(1)        0.05        (0.05)            (0.05)
   2006                   1.00         0.03(1)             --(1)        0.03        (0.03)            (0.03)
   2005                   1.00         0.01(1)             --(1)        0.01        (0.01)            (0.01)
   2004                   1.00         0.01(1)             --(1)        0.01        (0.01)            (0.01)
   2003                   1.00         0.01                --           0.01        (0.01)            (0.01)
   CLASS C
   2007*                 $1.00        $0.02(1)            $--(1)       $0.02       $(0.02)           $(0.02)
   2007                   1.00         0.04(1)             --(1)        0.04        (0.04)            (0.04)
   2006                   1.00         0.03(1)             --(1)        0.03        (0.03)            (0.03)
   2005                   1.00         0.01(1)             --(1)        0.01        (0.01)            (0.01)
   2004                   1.00           --(1)             --(1)          --           --(2)             --(2)
   2003                   1.00         0.01                --           0.01        (0.01)            (0.01)

                                                                           Ratio of
                                                                           Expenses   Ratio of Net
                                                              Ratio of   to Average     Investment
                      Net Asset                Net Assets     Expenses   Net Assets         Income
                     Value, End     Total     End of Year   to Average   (Excluding     to Average
                        of Year   Return+   ($ Thousands)   Net Assets     Waivers)     Net Assets
---------------------------------------------------------------------------------------------------
MONEY MARKET FUND
   CLASS A
   2007*                  $1.00      2.61%       $613,559         0.18%        0.63%          5.20%
   2007                    1.00      5.07         623,314         0.18         0.63           4.97
   2006                    1.00      3.30         392,207         0.18         0.62           3.25
   2005                    1.00      1.37         524,849         0.18         0.62           1.38
   2004                    1.00      1.04         603,798         0.18         0.62           1.05
   2003                    1.00      1.61         581,097         0.18         0.63           1.59
   CLASS B
   2007*                  $1.00      2.46%       $206,856         0.48%        0.68%          4.91%
   2007                    1.00      4.76         148,053         0.48         0.68           4.61
   2006                    1.00      2.99         123,851         0.48         0.67           2.98
   2005                    1.00      1.07         107,650         0.48         0.67           1.10
   2004                    1.00      0.74         124,401         0.48         0.67           0.74
   2003                    1.00      1.31         159,389         0.48         0.68           1.30
   CLASS C
   2007*                  $1.00      2.35%       $281,785         0.68%        0.88%          4.70%
   2007                    1.00      4.55         243,944         0.68         0.88           4.48
   2006                    1.00      2.78         232,072         0.68         0.87           2.83
   2005                    1.00      0.86         152,060         0.68         0.87           0.84
   2004                    1.00      0.54         200,467         0.68         0.87           0.55
   2003                    1.00      1.11         307,236         0.68         0.88           1.10
   SWEEP CLASS
   2007*                  $1.00      2.23%       $117,214         0.93%        1.13%          4.46%
   2007                    1.00      4.29          91,087         0.93         1.13           4.19
   2006                    1.00      2.53         113,107         0.93         1.12           2.60
   2005                    1.00      0.61          69,101         0.93         1.12           0.61
   2004                    1.00      0.29          87,791         0.93         1.12           0.30
   2003                    1.00      0.85         149,729         0.93         1.13           0.85
GOVERNMENT FUND
   CLASS A
   2007*                  $1.00      2.56%       $550,841         0.20%        0.54%          5.11%
   2007                    1.00      4.97         507,735         0.20         0.54           4.88
   2006                    1.00      3.21         467,445         0.20         0.53           3.23
   2005                    1.00      1.30         369,440         0.20         0.53           1.32
   2004                    1.00      1.00         329,940         0.20         0.53           0.99
   2003                    1.00      1.53         370,142         0.20         0.53           1.51
   CLASS B
   2007*                  $1.00      2.41%       $125,047         0.50%        0.59%          4.80%
   2007                    1.00      4.66         122,674         0.50         0.59           4.57
   2006                    1.00      2.90         122,025         0.50         0.58           2.84
   2005                    1.00      1.00         156,741         0.50         0.58           0.93
   2004                    1.00      0.69         240,491         0.50         0.58           0.70
   2003                    1.00      1.23         258,488         0.50         0.58           1.20
   CLASS C
   2007*                  $1.00      2.30%       $152,247         0.70%        0.79%          4.61%
   2007                    1.00      4.45         137,375         0.70         0.79           4.37
   2006                    1.00      2.70         129,416         0.70         0.78           2.74
   2005                    1.00      0.80          86,267         0.70         0.78           0.77
   2004                    1.00      0.49         105,763         0.70         0.78           0.50
   2003                    1.00      1.02         138,864         0.70         0.78           1.02


--------------------------------------------------------------------------------
30                   SEI Daily Income Trust / Semi-Annual Report / July 31, 2007

----------------------------------------------------------------------------------------------
                                       Net Realized
                                                and
            Net Asset                    Unrealized                 Dividends           Total
               Value,          Net            Gains        Total     from Net       Dividends
             Begining   Investment         (Losses)         from   Investment             and
              of Year       Income    on Securities   Operations       Income   Distributions
----------------------------------------------------------------------------------------------
GOVERNMENT FUND (CONTINUED)

   SWEEP CLASS
   2007*      $1.00      $ 0.02(1)       $--(1)         $ 0.02      $(0.02)        $(0.02)
   2007        1.00        0.04(1)        --(1)           0.04       (0.04)         (0.04)
   2006        1.00        0.02(1)        --(1)           0.02       (0.02)         (0.02)
   2005        1.00        0.01(1)        --(1)           0.01       (0.01)         (0.01)
   2004        1.00          --(1)        --(1)             --          --(2)          --(2)
   2003        1.00        0.01           --              0.01       (0.01)         (0.01)

GOVERNMENT II FUND

   CLASS A
   2007*      $1.00      $ 0.03(1)       $--(1)         $ 0.03      $(0.03)        $(0.03)
   2007        1.00        0.05(1)        --(1)           0.05       (0.05)         (0.05)
   2006        1.00        0.03(1)        --(1)           0.03       (0.03)         (0.03)
   2005        1.00        0.01(1)        --(1)           0.01       (0.01)         (0.01)
   2004        1.00        0.01(1)        --(1)           0.01       (0.01)         (0.01)
   2003        1.00        0.01           --              0.01       (0.01)         (0.01)

   CLASS B
   2007*      $1.00      $ 0.02(1)       $--(1)         $ 0.02      $(0.02)        $(0.02)
   2007        1.00        0.05(1)        --(1)           0.05       (0.05)         (0.05)
   2006        1.00        0.03(1)        --(1)           0.03       (0.03)         (0.03)
   2005        1.00        0.01(1)        --(1)           0.01       (0.01)         (0.01)
   2004        1.00        0.01(1)        --(1)           0.01       (0.01)         (0.01)
   2003        1.00        0.01           --              0.01       (0.01)         (0.01)

   CLASS C
   2007*      $1.00      $ 0.02(1)       $--(1)         $ 0.02      $(0.02)        $(0.02)
   2007        1.00        0.04(1)        --(1)           0.04       (0.04)         (0.04)
   2006        1.00        0.03(1)        --(1)           0.03       (0.03)         (0.03)
   2005        1.00        0.01(1)        --(1)           0.01       (0.01)         (0.01)
   2004        1.00          --(1)        --(1)             --          --(2)          --(2)
   2003        1.00        0.01           --              0.01       (0.01)         (0.01)

PRIME OBLIGATION FUND
   CLASS A
   2007*      $1.00      $ 0.03(1)       $--(1)         $ 0.03      $(0.03)        $(0.03)
   2007        1.00        0.05(1)        --(1)           0.05       (0.05)         (0.05)
   2006        1.00        0.03(1)        --(1)           0.03       (0.03)         (0.03)
   2005        1.00        0.01(1)        --(1)           0.01       (0.01)         (0.01)
   2004        1.00        0.01(1)        --(1)           0.01       (0.01)         (0.01)
   2003        1.00        0.02           --              0.02       (0.02)         (0.02)

------------------------------------------------------------------------------------------------
                                                                        Ratio of
                                                                        Expenses   Ratio of Net
                                                          Ratio of    to Average     Investment
                  Net Asset                Net Assets     Expenses    Net Assets         Income
                 Value, End     Total     End of Year   to Average    (Excluding     to Average
                    of Year   Return+   ($ Thousands)   Net Assets      Waivers)     Net Assets
------------------------------------------------------------------------------------------------
GOVERNMENT FUND (CONTINUED)

   SWEEP CLASS
   2007*            $1.00      2.18%      $   19,007       0.95%        1.04%          4.36%
   2007              1.00      4.19           15,077       0.95         1.04           4.07
   2006              1.00      2.44           26,361       0.95         1.03           2.43
   2005              1.00      0.55           27,841       0.95         1.03           0.51
   2004              1.00      0.25           46,254       0.95         1.03           0.25
   2003              1.00      0.77           52,423       0.95         1.03           0.77
GOVERNMENT II FUND
CLASS A

   2007*            $1.00      2.54%      $  664,426       0.20%        0.49%          5.07%
   2007              1.00      4.96          680,219       0.20         0.49           4.86
   2006              1.00      3.18          576,242       0.20         0.48           3.18
   2005              1.00      1.27          515,216       0.20         0.48           1.25
   2004              1.00      0.96          568,888       0.20         0.47           0.96
   2003              1.00      1.50          669,654       0.20         0.48           1.49

   CLASS B
   2007*            $1.00      2.39%      $  140,807       0.50%        0.54%          4.77%
   2007              1.00      4.64          140,930       0.50         0.54           4.56
   2006              1.00      2.87          168,616       0.50         0.53           2.80
   2005              1.00      0.97          160,509       0.50         0.53           0.92
   2004              1.00      0.66          201,085       0.50         0.52           0.66
   2003              1.00      1.20          174,496       0.50         0.53           1.19

   CLASS C
   2007*            $1.00      2.29%      $    9,110       0.70%        0.74%          4.60%
   2007              1.00      4.44            4,089       0.70         0.74           4.38
   2006              1.00      2.67            4,457       0.70         0.73           2.39
   2005              1.00      0.76           18,637       0.70         0.73           0.71
   2004              1.00      0.46           46,853       0.70         0.72           0.46
   2003              1.00      1.00           54,860       0.70         0.73           1.00
PRIME OBLIGATION FUND

CLASS A
   2007*            $1.00      2.60%      $3,360,625       0.20%        0.48%          5.18%
   2007              1.00      5.06        3,382,051       0.20         0.49           4.96
   2006              1.00      3.28        2,957,074       0.20         0.48           3.26
   2005              1.00      1.34        2,972,833       0.20         0.48           1.31
   2004              1.00      1.02        3,235,847       0.20         0.48           1.02
   2003              1.00      1.58        3,527,722       0.20         0.48           1.56

Amounts designated as "--" are $0 or have been rounded to $0.

* For the six month period ended July 31, 2007. All ratios for the period have been annualized.

+ Returns are for the period indicated and have not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(1)   Per share calculations were performed using average shares.

(2)   Amount represents less than $0.01 per share.


The accompanying notes are an integral part of the financial statements.




--------------------------------------------------------------------------------
SEI Daily Income Trust / Semi-Annual Report / July 31, 2007                   31

Financial Highlights

For the six months ended July 31, 2007 (Unaudited) and for the years ended January 31,

For a Share Outstanding Throughout the Years
--------------------------------------------------------------------------------

                                                              Net Realized
                                        Net                            and
                                      Asset                     Unrealized                   Dividends             Total
                                     Value,          Net             Gains          Total     from Net         Dividends
                                  Beginning    Investmet          (Losses)           from   Investment               and
                                    of Year       Income     on Securities     Operations       Income     Distributions
---------------------------------------------------------------------------------------------------------------------------
PRIME OBLIGATION FUND (CONTINUED)
CLASS B
2007*                                 $1.00        $0.02(1)            $--(1)       $0.02       $(0.02)           $(0.02)
2007                                   1.00         0.05(1)             --(1)        0.05        (0.05)            (0.05)
2006                                   1.00         0.03(1)             --(1)        0.03        (0.03)            (0.03)
2005                                   1.00         0.01(1)             --(1)        0.01        (0.01)            (0.01)
2004                                   1.00         0.01(1)             --(1)        0.01        (0.01)            (0.01)
2003                                   1.00         0.01                --           0.01        (0.01)            (0.01)
CLASS C
2007*                                 $1.00        $0.02(1)            $--(1)       $0.02       $(0.02)           $(0.02)
2007                                   1.00         0.04(1)             --(1)        0.04        (0.04)            (0.04)
2006                                   1.00         0.03(1)             --(1)        0.03        (0.03)            (0.03)
2005                                   1.00         0.01(1)             --(1)        0.01        (0.01)            (0.01)
2004                                   1.00         0.01(1)             --(1)        0.01        (0.01)            (0.01)
2003                                   1.00         0.01                --           0.01        (0.01)            (0.01)
CLASS H
2007*                                 $1.00        $0.02(1)            $--(1)       $0.02       $(0.02)           $(0.02)
2007                                   1.00         0.04(1)             --(1)        0.04        (0.04)            (0.04)
2006                                   1.00         0.03(1)             --(1)        0.03        (0.03)            (0.03)
2005                                   1.00         0.01(1)             --(1)        0.01        (0.01)            (0.01)
2004                                   1.00         0.01(1)             --(1)        0.01        (0.01)            (0.01)
2003                                   1.00         0.01                --           0.01        (0.01)            (0.01)
SWEEP CLASS
2007*                                 $1.00        $0.02(1)            $--(1)       $0.02       $(0.02)           $(0.02)
2007                                   1.00         0.04(1)             --(1)        0.04        (0.04)            (0.04)
2006                                   1.00         0.03(1)             --(1)        0.03        (0.03)            (0.03)
2005                                   1.00         0.01(1)             --(1)        0.01        (0.01)            (0.01)
2004                                   1.00           --(1)             --(1)          --           --(2)             --(2)
2003                                   1.00         0.01                --           0.01        (0.01)            (0.01)

TREASURY FUND
CLASS A
2007*                                 $1.00        $0.02(1)            $--(1)       $0.02       $(0.02)           $(0.02)
2007                                   1.00         0.05(1)             --(1)        0.05        (0.05)            (0.05)
2006                                   1.00         0.03(1)             --(1)        0.03        (0.03)            (0.03)
2005                                   1.00         0.01(1)             --(1)        0.01        (0.01)            (0.01)
2004                                   1.00         0.01(1)             --(1)        0.01        (0.01)            (0.01)
2003                                   1.00         0.02                --           0.02        (0.02)            (0.02)
CLASS B
2007*                                 $1.00        $0.03(1)            $--(1)       $0.03       $(0.03)           $(0.03)
2007                                   1.00         0.05(1)             --(1)        0.05        (0.05)            (0.05)
2006                                   1.00         0.03(1)             --(1)        0.03        (0.03)            (0.03)
2005                                   1.00         0.01(1)             --(1)        0.01        (0.01)            (0.01)
2004                                   1.00         0.01(1)             --(1)        0.01        (0.01)            (0.01)
2003                                   1.00         0.01                --           0.01        (0.01)            (0.01)
CLASS C
2007*                                 $1.00        $0.02(1)            $--(1)       $0.02       $(0.02)           $(0.02)
2007                                   1.00         0.04(1)             --(1)        0.04        (0.04)            (0.04)
2006                                   1.00         0.03(1)             --(1)        0.03        (0.03)            (0.03)
2005                                   1.00         0.01(1)             --(1)        0.01        (0.01)            (0.01)
2004                                   1.00           --(1)             --(1)          --           --(2)             --(2)
2003                                   1.00         0.01                --           0.01        (0.01)            (0.01)

                                                                                          Ratio of
                                                                                          Expenses   Ratio of Net
                                                                            Ratio of    to Average     Investment
                                    Net Asset                Net Assets     Expenses    Net Assets         Income
                                   Value, End     Total     End of Year   to Average    (Excluding     to Average
                                      of Year   Return+   ($ Thousands)   Net Assets      Waivers)     Net Assets
------------------------------------------------------------------------------------------------------------------
PRIME OBLIGATION FUND (CONTINUED)
CLASS B
2007*                                   $1.00      2.45%       $736,154         0.50%         0.53%          4.88%
2007                                     1.00      4.74         715,879         0.50          0.54           4.65
2006                                     1.00      2.98         625,831         0.50          0.53           2.88
2005                                     1.00      1.03         663,635         0.50          0.53           1.05
2004                                     1.00      0.72         572,097         0.50          0.53           0.72
2003                                     1.00      1.28         776,902         0.50          0.53           1.26
CLASS C
2007*                                   $1.00      2.35%       $988,179         0.70%         0.74%          4.69%
2007                                     1.00      4.53         780,951         0.70          0.74           4.45
2006                                     1.00      2.77         779,625         0.70          0.73           2.76
2005                                     1.00      0.83         730,310         0.70          0.73           0.82
2004                                     1.00      0.52         864,829         0.70          0.73           0.52
2003                                     1.00      1.07         929,285         0.70          0.73           1.07
CLASS H
2007*                                   $1.00      2.38%        $65,301         0.63%         0.66%          4.75%
2007                                     1.00      4.61          65,512         0.63          0.67           4.55
2006                                     1.00      2.84          36,006         0.63          0.66           2.81
2005                                     1.00      0.90          41,221         0.63          0.66           0.90
2004                                     1.00      0.59          36,023         0.63          0.66           0.59
2003                                     1.00      1.15          44,327         0.63          0.66           1.13
SWEEP CLASS
2007*                                   $1.00      2.22%        $58,762         0.95%         0.99%          4.44%
2007                                     1.00      4.27          47,991         0.95          0.99           4.20
2006                                     1.00      2.51          45,130         0.95          0.98           2.53
2005                                     1.00      0.58          32,908         0.95          0.98           0.58
2004                                     1.00      0.27          37,399         0.95          0.98           0.28
2003                                     1.00      0.82          56,968         0.95          0.98           0.83

TREASURY FUND
CLASS A
2007*                                   $1.00      2.52%       $348,960         0.20%         0.53%          5.02%
2007                                     1.00      4.95         287,595         0.20          0.54           4.87
2006                                     1.00      3.13         208,097         0.20          0.53           3.05
2005                                     1.00      1.22         292,974         0.20          0.53           1.21
2004                                     1.00      0.96         264,544         0.20          0.53           0.92
2003                                     1.00      1.51         147,129         0.20          0.54           1.50
CLASS B
2007*                                   $1.00      2.37%       $378,689         0.50%         0.58%          4.72%
2007                                     1.00      4.64         359,090         0.50          0.59           4.58
2006                                     1.00      2.82         239,461         0.50          0.58           2.81
2005                                     1.00      0.91         206,698         0.50          0.58           0.85
2004                                     1.00      0.66         325,687         0.50          0.58           0.65
2003                                     1.00      1.21         319,991         0.50          0.59           1.19
CLASS C
2007*                                   $1.00      2.26%       $155,653         0.70%         0.79%          4.53%
2007                                     1.00      4.43         100,928         0.70          0.79           4.34
2006                                     1.00      2.62         113,403         0.70          0.78           2.70
2005                                     1.00      0.71          68,932         0.70          0.78           0.66
2004                                     1.00      0.46         109,647         0.70          0.78           0.45
2003                                     1.00      1.01         103,015         0.70          0.79           0.98


--------------------------------------------------------------------------------
32                   SEI Daily Income Trust / Semi-Annual Report / July 31, 2007

                                                              Net Realized
                                        Net                            and
                                      Asset                     Unrealized                   Dividends             Total
                                     Value,          Net             Gains          Total     from Net         Dividends
                                  Beginning    Investmet          (Losses)           from   Investment               and
                                    of Year       Income     on Securities     Operations       Income     Distributions
---------------------------------------------------------------------------------------------------------------------------
TREASURY FUND (CONTINUED)
SWEEP CLASS
2007*                                 $1.00        $0.02(1)            $--(1)       $0.02       $(0.02)           $(0.02)
2007                                   1.00         0.04(1)             --(1)        0.04        (0.04)            (0.04)
2006                                   1.00         0.02(1)             --(1)        0.02        (0.02)            (0.02)
2005                                   1.00           --(1)             --(1)          --           --(2)             --(2)
2004                                   1.00           --(1)             --(1)          --           --(2)             --(2)
2003                                   1.00         0.01                --           0.01        (0.01)            (0.01)

TREASURY II FUND
CLASS A
2007*                                 $1.00        $0.02(1)            $--(1)       $0.02       $(0.02)           $(0.02)
2007                                   1.00         0.05(1)             --(1)        0.05        (0.05)            (0.05)
2006                                   1.00         0.03(1)             --(1)        0.03        (0.03)            (0.03)
2005                                   1.00         0.01(1)             --(1)        0.01        (0.01)            (0.01)
2004                                   1.00         0.01(1)             --(1)        0.01        (0.01)            (0.01)
2003                                   1.00         0.01                --           0.01        (0.01)            (0.01)
CLASS B
2007*                                 $1.00        $0.02(1)            $--(1)       $0.02       $(0.02)           $(0.02)
2007                                   1.00         0.04(1)             --(1)        0.04        (0.04)            (0.04)
2006                                   1.00         0.03(1)             --(1)        0.03        (0.03)            (0.03)
2005                                   1.00         0.01(1)             --(1)        0.01        (0.01)            (0.01)
2004                                   1.00         0.01(1)             --(1)        0.01        (0.01)            (0.01)
2003                                   1.00         0.01                --           0.01        (0.01)            (0.01)
CLASS C
2007*                                 $1.00        $0.02(1)            $--(1)       $0.02       $(0.02)           $(0.02)
2007                                   1.00         0.04(1)             --(1)        0.04        (0.04)            (0.04)
2006                                   1.00         0.02(1)             --(1)        0.02        (0.02)            (0.02)
2005                                   1.00         0.01(1)             --(1)        0.01        (0.01)            (0.01)
2004                                   1.00           --(1)             --(1)          --           --(2)             --(2)
2003                                   1.00         0.01                --           0.01        (0.01)            (0.01)

                                                                                          Ratio of
                                                                                          Expenses   Ratio of Net
                                                                            Ratio of    to Average     Investment
                                    Net Asset                Net Assets     Expenses    Net Assets         Income
                                   Value, End     Total     End of Year   to Average    (Excluding     to Average
                                      of Year   Return+   ($ Thousands)   Net Assets      Waivers)     Net Assets
------------------------------------------------------------------------------------------------------------------
TREASURY FUND (CONTINUED)
SWEEP CLASS
2007*                                   $1.00      2.14%       $165,711         0.95%         1.04%          4.28%
2007                                     1.00      4.17          97,004         0.95          1.04           4.11
2006                                     1.00      2.36          83,570         0.95          1.03           2.35
2005                                     1.00      0.49          95,407         0.93          1.03           0.49
2004                                     1.00      0.23          95,679         0.92          1.03           0.22
2003                                     1.00      0.76         102,257         0.95          1.04           0.75

TREASURY II FUND
CLASS A
2007*                                   $1.00      2.34%       $206,294         0.22%         0.54%          4.68%
2007                                     1.00      4.62         181,976         0.25          0.53           4.50
2006                                     1.00      2.85         178,480         0.25          0.53           2.78
2005                                     1.00      1.09         263,727         0.25          0.53           1.08
2004                                     1.00      0.81         269,200         0.25          0.53           0.80
2003                                     1.00      1.42         410,954         0.25          0.53           1.42
CLASS B
2007*                                   $1.00      2.20%        $58,913         0.52%         0.59%          4.39%
2007                                     1.00      4.31          51,984         0.55          0.58           4.18
2006                                     1.00      2.54          70,593         0.55          0.58           2.50
2005                                     1.00      0.79          78,781         0.55          0.58           0.70
2004                                     1.00      0.51         160,859         0.55          0.58           0.51
2003                                     1.00      1.12         210,421         0.55          0.58           1.08
CLASS C
2007*                                   $1.00      2.09%         $4,549         0.72%         0.78%          4.17%
2007                                     1.00      4.10          20,267         0.75          0.78           4.04
2006                                     1.00      2.33           2,602         0.75          0.78           2.03
2005                                     1.00      0.59          31,370         0.75          0.78           0.54
2004                                     1.00      0.31          58,424         0.75          0.78           0.30
2003                                     1.00      0.91          92,554         0.75          0.78           0.90

Amounts designated as "--" are $0 or have been rounded to $0.

* For the six month period ended July 31, 2007. All ratios for the period have been annualized.

+ Returns are for the period indicated and have not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(1)   Per share calculations were performed using average shares.

(2)   Amount represents less than $0.01 per share.


The accompanying notes are an integral part of the financial statements.




--------------------------------------------------------------------------------
SEI Daily Income Trust / Semi-Annual Report / July 31, 2007                   33

Financial Highlights

For the six months ended July 31, 2007 (Unaudited) and for the years ended January 31,
For a Share Outstanding Throughout the Years
--------------------------------------------------------------------------------

                                      Net Realized
                                               and                               Distributions
           Net Asset                    Unrealized                   Dividends            from
              Value,         Net             Gains           Total    from Net        Realized
           Beginning  Investment          (Losses)            from  Investment         Capital
             of Year      Income     on Securities      Operations      Income           Gains
-----------------------------------------------------------------------------------------------
SHORT-DURATION GOVERNMENT FUND
CLASS A
2007*         $ 9.95      $ 0.24(1)         $(0.01)(1)       $0.23      $(0.24)       $     --
2007           10.02        0.42(1)          (0.04)(1)        0.38       (0.45)             --
2006           10.19        0.32(1)          (0.13)(1)        0.19       (0.36)             --
2005           10.35        0.22(1)          (0.12)(1)        0.10       (0.26)             --
2004           10.46        0.22(1)          (0.06)(1)        0.16       (0.27)             --
2003           10.30        0.32              0.21            0.53       (0.34)          (0.03)

INTERMEDIATE-DURATION GOVERNMENT FUND
CLASS A
2007*         $10.13      $ 0.23(1)         $ 0.02(1)        $0.25      $(0.22)       $     --
2007           10.21        0.42(1)          (0.06)(1)        0.36       (0.44)             --
2006           10.50        0.36(1)          (0.26)(1)        0.10       (0.39)             --
2005           10.64        0.31(1)          (0.11)(1)        0.20       (0.33)          (0.01)
2004           10.89        0.31(1)           0.01(1)         0.32       (0.33)          (0.24)
2003           10.40        0.42              0.51            0.93       (0.44)             --

GNMA FUND
CLASS A
2007*         $ 9.34      $ 0.23(1)         $(0.08)(1)       $0.15      $(0.23)       $     --
2007            9.48        0.44(1)          (0.11)(1)        0.33       (0.47)             --
2006            9.71        0.41(1)          (0.16)(1)        0.25       (0.48)             --
2005            9.86        0.39(1)          (0.04)(1)        0.35       (0.50)             --
2004           10.13        0.30(1)          (0.09)(1)        0.21       (0.48)             --
2003            9.91        0.44              0.31            0.75       (0.53)             --

ULTRA SHORT BOND FUND
CLASS A
2007*         $ 9.97      $ 0.24(1)         $(0.02)(1)       $0.22      $(0.24)       $     --
2007            9.95        0.45(1)           0.03(1)         0.48       (0.46)             --
2006++         10.00        0.32(1)          (0.04)(1)        0.28       (0.33)             --
2005++         10.10        0.20(1)          (0.10)(1)        0.10       (0.20)             --
2004++         10.15        0.20(1)          (0.05)(1)        0.15       (0.20)             --
2003++         10.15        0.30                --            0.30       (0.30)          (0.00)(2)

                                                                              Ratio of
                                                                              Expenses   Ratio of Net
                   Total                                         Ratio of   to Average     Investment
               Dividends    Net Asset              Net Assets    Expenses   Net Assets         Income  Portfolio
                     and   Value, End    Total    End of Year  to Average   (Excluding     to Average   Turnover
           Distributions      of Year  Return+  ($ Thousands)  Net Assets     Waivers)     Net Assets       Rate
-----------------------------------------------------------------------------------------------------------------
SHORT-DURATION GOVERNMENT FUND
CLASS A
2007*             $(0.24)    $   9.94     2.38%      $108,036        0.45%        0.77%          4.77%        69%
2007               (0.45)        9.95     3.84        115,462        0.45         0.78           4.19        210
2006               (0.36)       10.02     1.93        155,512        0.45         0.75           3.15        162
2005               (0.26)       10.19     0.96        202,035        0.45         0.74           2.12         66
2004               (0.27)       10.35     1.55        289,986        0.45         0.72           2.07        117
2003               (0.37)       10.46     5.29        318,046        0.45         0.73           2.92        125

INTERMEDIATE-DURATION GOVERNMENT FUND
CLASS A
2007*             $(0.22)    $  10.16     2.53%      $ 29,821        0.50%        0.78%          4.47%        46%
2007               (0.44)       10.13     3.64         46,635        0.50         0.78           4.17        200
2006               (0.39)       10.21     0.94         85,873        0.50         0.73           3.46        151
2005               (0.34)       10.50     1.85        109,394        0.50         0.73           2.92         80
2004               (0.57)       10.64     2.98        134,615        0.50         0.72           2.89        154
2003               (0.44)       10.89     9.12        188,009        0.50         0.73           3.92         57

GNMA FUND
CLASS A
2007*             $(0.23)    $   9.26     1.66%      $140,083        0.60%        0.72%          4.90%       133%
2007               (0.47)        9.34     3.65        143,711        0.60         0.74           4.72        105
2006               (0.48)        9.48     2.60        166,324        0.60         0.71           4.26         97
2005               (0.50)        9.71     3.64        171,139        0.60         0.71           3.97         85
2004               (0.48)        9.86     2.16        219,483        0.60         0.69           2.97        145
2003               (0.53)       10.13     7.73        390,393        0.60         0.70           4.12        146

ULTRA SHORT BOND FUND
CLASS A
2007*             $(0.24)    $   9.95     2.27%      $240,751        0.35%        0.76%          4.90%        26%
2007               (0.46)        9.97     4.88        238,820        0.35         0.76           4.51         40
2006++             (0.33)        9.95     2.90        412,217        0.35         0.75           3.22         67
2005++             (0.20)       10.00     1.11        317,382        0.35         0.75           1.84         59
2004++             (0.20)       10.10     1.61        293,816        0.35         0.73           1.84         68
2003++             (0.30)       10.15     3.35        352,284        0.35         0.73           2.81         76

Amounts designated as "--" are $0 or have been rounded to $0.

* For the six month period ended July 31, 2007. All ratios for the period have been annualized.

+ Returns are for the period indicated and have not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

++ Per share amounts have been adjusted for a 5 for 1 reverse stock split paid to shareholders of record on May 6, 2005.

(1)  Per share calculations were performed using average shares.

(2)  Amount represents less than $0.01 per share.


The accompanying notes are an integral part of the financial statements.




--------------------------------------------------------------------------------
34                   SEI Daily Income Trust / Semi-Annual Report / July 31, 2007

NOTES TO FINANCIAL STATEMENTS

Notes to Financial Statements (Unaudited)

1. ORGANIZATION

SEI Daily Income Trust (the "Trust") was organized as a Massachusetts business trust under a Declaration of Trust dated March 15, 1982.

The Trust is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end investment company with ten operational Funds: the Money Market, Government, Government II, Prime Obligation, Treasury, Treasury II (each a "Fund," collectively the "Money Market Funds"), the Short-Duration Government, Intermediate-Duration Government, GNMA, and Ultra Short Bond (each a "Fund," collectively the "Fixed Income Funds"). The Money Market, Government, Government II, Prime Obligation, Treasury, Treasury II, Short-Duration Government, Intermediate-Duration Government, and GNMA Funds seek to preserve principal value and maintain a high degree of liquidity while providing current income. The Ultra Short Bond Fund seeks to provide higher current income than that typically offered by a money market fund while maintaining a high degree of liquidity and a correspondingly higher risk of principal volatility. The assets of each Fund are segregated, and a shareholder's interest is limited to the Fund in which shares are held.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds.

USE OF ESTIMATES -- The preparation of financial statements, in conformity with accounting principles generally accepted in the United States of America, requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets at the date of the financial statements, and the reported results of operations during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION -- Investment securities of the Money Market Funds are stated at amortized cost which approximates market value. Under this valuation method, purchase discounts and premiums are accreted and amortized ratably to maturity and are included in interest income.

Investment securities of the Fixed Income Funds listed on a securities exchange, market or automated quotation system for which quotations are readily available are valued at the last quoted sale price on the primary exchange or market on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.

Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the Funds' Board of Trustees. The Funds' Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") designated by the Funds' Board of Trustees. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; or the security's primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the trade date of the security purchase or sale. Costs used in determining net realized capital gains and losses on the sale of securities are those of the specific securities sold, adjusted for the accretion and amortization of purchase discounts and premiums during the respective holding period. Interest income is recorded on the accrual basis. Purchase discounts and premiums on securities held in the Fixed Income Funds are accreted and amortized over the life of each security. Paydown gains and losses are classified as interest income.

REPURCHASE AGREEMENTS -- Securities pledged as collateral for repurchase agreements are held by each Fund's custodian bank until maturity of the repurchase agreements. Provisions of the agreements and the Trust's policies ensure that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. The Funds also invest in tri-party repurchase agreements. Securities held as collateral for tri-party repurchase agreements are maintained by the broker's custodian bank in a segregated account until maturity of the repurchase agreement. Provisions of the agreements ensure that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default. If the counterparty defaults and the value of the collateral declines, or if the counterparty enters into an insolvency proceeding, realization of the collateral by a Fund may be delayed or limited.


--------------------------------------------------------------------------------
SEI Daily Income Trust / Semi-Annual Report / July 31, 2007                   35

NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)




FUTURES CONTRACTS -- The Fixed Income Funds utilized futures contracts during the six months ended July 31, 2007. The Funds' investment in these futures contracts is designed to enable the Funds to more closely approximate the performance of their benchmark indices.

Initial margin deposits of cash or securities are made upon entering into futures contracts. The contracts are "marked-to-market" daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized losses or gains are incurred. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the contract.

Risks related to futures contracts include the possibility that there may not be a liquid market for the contracts, that the changes in the value of the contract may not directly correlate with changes in the value of the underlying securities, and that the counterparty to a contract may default on its obligation to perform. The notional amount presented in the Schedules of Investments in the Fixed Income Funds represents the Fund's total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund's net assets.

SWAP AGREEMENTS -- A swap agreement is a two-party contract under which an agreement is made to exchange returns from predetermined investments or instruments, including a particular interest rate, foreign currency, or "basket" of securities representing a particular index. Credit-default swaps involve the periodic payment by the Fund or counterparty of interest based on a specified rate multiplied by a notional amount assigned to an underlying debt instrument or group of debt instruments in exchange for the assumption of credit risk on the same instruments. In the event of a credit event, usually in the form of a credit rating downgrade, the party receiving periodic payments (i.e. floating rate payer) must pay the other party (i.e. fixed rate payer) an amount equal to the outstanding principal of the downgraded debt instrument. Total return swaps allow an investor to benefit from the cash flow without ever actually owning the underlying security. The receiver must pay any decline in value to the payer at the end of the total return swaps. However, the investor does not need to make a payment if there is no decline in price. Payments can be made on various indices, bonds (i.e. mortgage backed securities, bank debt and corporate), loans or commodities. The value of a total return swap is equal to the change in value of the underlying asset versus the accrued income payment based on LIBOR (London Interbank Offered Rate) or some other form of index on the notional amount. Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) with respect to a notional amount of principal to manage the Fund's exposure to interest rates. Payments received or made are recorded as realized gains or losses. The Fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. Risk of loss may exceed amounts recognized on the statement of assets and liabilities. In connection with swap agreements, securities may be set aside as collateral by the Fund's custodian. A Fund may enter into swap agreements in order to, among other things, change the maturity or duration of the investment portfolio; protect the Fund's value from changes in interest rates; or expose a Fund to a different security or market.

Swaps are marked-to-market daily based upon quotations from market makers and the resulting changes in market values, if any, are recorded as unrealized gains or losses in the Statement of Operations. Net payments of interest are recorded as realized gains or losses.

Entering into swap agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Schedule of Investments or the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform and that there may be unfavorable changes in the fluctuation of interest rates. Risks also arise from potential losses from adverse market movements.

TBA PURCHASE COMMITMENTS -- The Funds may engage in "to be announced" ("TBA") purchase commitments to purchase securities for a fixed price at a future date. TBA purchase commitments may be considered securities and involve a risk of loss if the value of the security to be purchased declines prior to settlement date, which risk is in addition to the risk of decline in the value of a Fund's other assets. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities, according to the procedures described under "Security Valuation" above.

COLLATERALIZED DEBT OBLIGATIONS -- The Funds may invest in collateralized debt obligations ("CDOs"), which include collateralized loan obligations ("CLOs") and other similarly structured securities. CLOs are a type of asset-backed securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. CDOs may charge management fees and administrative expenses.

For CDOs, the cashflows from the trust are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is


--------------------------------------------------------------------------------
36                   SEI Daily Income Trust / Semi-Annual Report / July 31, 2007
the "equity" tranche which bears the bulk of defaults from the bonds or loans in the trust and serves to protect the other, more senior tranches from default in all but the most severe circumstances. Since it is partially protected from defaults, a senior tranche from a CDO trust typically has a higher rating and lower yield than their underlying securities, and can be rated investment grade. Despite the protection from the equity tranche, CDO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CDO securities as a class.

The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a Fund invests. Normally, CLOs and other CDOs are privately offered and sold, and thus, are not registered under the securities laws. As a result, investments in CDOs may be characterized by the Funds as illiquid securities; however, an active dealer market may exist for CDOs allowing a CDO to qualify for Rule 144A transactions. In addition to the normal risks associated with fixed income securities (e.g., interest rate risk and default risk), CDOs carry additional risks including, but not limited to:
(i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the Funds may invest in CDOs that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

ILLIQUID SECURITIES -- A security is considered illiquid if it cannot be sold or disposed of in the ordinary course of business within seven days or less for its approximate carrying value on the books of the Funds. Valuations of illiquid securities may differ significantly from the values that would have been used had an active market value for these securities existed.

RESTRICTED SECURITIES -- At July 31, 2007, the following Funds owned private placement investments that were purchased through private offerings or acquired through initial public offerings and cannot be sold without prior registration under the Securities Act of 1933 or pursuant to an exemption therefrom. In addition, the Fund has generally agreed to further restrictions on the disposition of certain holdings as set forth in various agreements entered into in connection with the purchase of these investments. These investments are valued at amortized cost as determined in accordance with the procedures approved by the Board of Trustees.

The acquisition dates of these investments, along with their cost and values at July 31, 2007, were as follows:

                                     NUMBER    ACQUISITION       COST      MARKET VALUE     % OF NET
                                   OF SHARES       DATE      ($THOUSANDS)  ($THOUSANDS)      ASSETS
----------------------------------------------------------------------------------------------------
MONEY MARKET FUND
   Metropolitan Life
     Insurance                        30,000      05/01/03     $  30,000     $  30,000         2.46%
   Monumental Life
     Insurance                         9,500      03/21/03         9,500         9,500         0.78
                                                               ---------     ---------       ------
                                                               $  39,500     $  39,500         3.24%
                                                               =========     =========       ======
PRIME OBLIGATION FUND
   Metropolitan Life
     Insurance                       160,000      05/01/03     $ 160,000     $ 160,000         3.07%
   Monumental Life
     Insurance                       101,500      03/21/03       101,500       101,500         1.95
                                                               ---------     ---------       ------
                                                               $ 261,500     $ 261,500         5.02%
                                                               =========     =========       ======




--------------------------------------------------------------------------------
SEI Daily Income Trust / Semi-Annual Report / July 31, 2007                   37

NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)



CLASSES -- Class-specific expenses are borne by that class of shares. Income, realized and unrealized gains/losses and non-class-specific expenses are allocated to the respective class on the basis of relative daily net assets.

EXPENSES -- Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses of the Trust, which are not directly associated to a specific Fund, are prorated to the Funds on the basis of relative daily net assets.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends and distributions to shareholders, which are determined in accordance with Federal tax regulations, are recorded on the ex-dividend date. Dividends from net investment income are declared on a daily basis and are payable on the first business day of the following month. Any net realized capital gains on sales of securities for a Fund are distributed to its shareholders at least annually.

3. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

ADMINISTRATION AND TRANSFER AGENT AGREEMENT -- SEI Investments Global Funds Services (the "Administrator") provides administrative and transfer agency services to the Funds for annual fees, based on the average daily net assets of the respective funds, as presented below:

   Money Market Fund                                             .33%
   Government Fund                                               .24%
   Government II Fund                                            .19%
   Prime Obligation Fund                                         .19%
   Treasury Fund                                                 .24%
   Treasury II Fund                                              .24%
   Short-Duration Government Fund                                .35%
   Intermediate-Duration Government Fund                         .35%
   GNMA Fund                                                     .32%
   Ultra Short Bond Fund                                         .35%

However, the Administrator has agreed to waive a portion or its entire fee, for various classes of shares in various funds, to limit total annual expenses up to the following amounts (expressed as a percentage of the Funds' daily net assets). The expense waivers are allocated to each share class pro-rata based on the net assets of each share class.

---------------------------------------------------------------------------------------
               Money                                     Prime
              Market   Government   Government II   Obligation   Treasury   Treasury II
                Fund         Fund            Fund         Fund       Fund          Fund
---------------------------------------------------------------------------------------
Class A      .18%(1)      .20%(3)         .20%(2)      .20%(2)    .20%(2)      .20% (4)
Class B      .48%(1)      .50%(3)         .50%(2)      .50%(2)    .50%(2)      .50% (4)
Class C      .68%(1)      .70%(3)         .70%(2)      .70%(2)    .70%(2)      .70% (4)
Class H        N/A          N/A             N/A        .63%(1)      N/A          N/A
Sweep Class  .93%(1)      .95%(1)            *         .95%(1)    .95%(1)         *

--------------------------------------------------------------------------------
                                 Short-    Intermediate-                  Ultra
                               Duration         Duration                  Short
                             Government       Government       GNMA        Bond
                                   Fund             Fund       Fund        Fund
-------------------------------------------------------------------------------
Class A                         .45%(1)          .50%(1)    .60%(1)     .35%(1)
-------------------------------------------------------------------------------

*     Class not currently operational.

(1)   Represents a voluntary cap that may be discontinued at any time.

(2) Represents a contractual cap effective through January 31, 2008, to be changed only by Board approval.

(3) Represents a contractual cap of .25%, .55%, and .75% of Class A, B, and C, respectively, effective through January 31, 2008, to be changed only by Board approval. In addition, management has voluntarily waived fees to a cap of .20%, .50%, and .70% of Class A, B, and C, respectively, that may be discontinued at any time.

(4) Represents a contractual cap of .25%, .55%, and .75% of Class A, B, and C, respectively, effective through January 31, 2008 to be changed only by Board approval. Effective May 1, 2007 management has voluntarily waived fees to a cap of .20%, .50% and .70% of Class A, B, C, respectively, that may be discontinued at any time.

During the year ended January 31, 2006, the Short-Duration Government Fund and the Intermediate-Duration Government Fund were reimbursed by the Administrator, deemed as a "Payment by Affiliate" on the Statements of Changes in Net Assets, for losses incurred of $7,422 and $3,906, respectively, due to the sale of shares in several option contracts that were inadvertently purchased.

During the year ended January 31, 2007, the Treasury II Portfolio was reimbursed by the advisor, deemed as a "Payment by Affiliate" on the Statement of Changes in Net Assets, for reimbursement of investment losses incurred of $100,000.

DISTRIBUTION AGREEMENT -- SEI Investments Distribution Co. (the "Distributor"), a wholly owned subsidiary of SEI Investments Company ("SEI"), and a registered broker-dealer, acts as the Distributor of the shares of the Trust under various Distribution Agreements. The Trust has adopted plans under which firms, including the Distributor, that provide shareholder and administrative services may receive compensation thereof. Specific classes of certain funds have also adopted distribution plans, pursuant to Rule 12b-1 under the Investment Company Act of 1940. Such plans provide fees payable to the Distributor up to the following amounts, calculated as a percentage of the average daily net assets attributable to each particular class of each respective fund.




--------------------------------------------------------------------------------
38                   SEI Daily Income Trust / Semi-Annual Report / July 31, 2007

--------------------------------------------------------------------------------
                                                         Adminis-
                                           Shareholder    trative
                                             Servicing    Service   Distribution
                                                  Fees       Fees          Fees*
--------------------------------------------------------------------------------
Money Market Fund
   Class A                                     .25%         --           --
   Class B                                     .25%        .05%          --
   Class C                                     .25%        .25%          --
   Sweep Class                                 .25%         --          .50%
Government Fun
   Class A                                     .25%         --           --
   Class B                                     .25%        .05%          --
   Class C                                     .25%        .25%          --
   Sweep Class                                 .25%         --          .50%
Government II Fund
   Class A                                     .25%         --           --
   Class B                                     .25%        .05%          --
   Class C                                     .25%        .25%          --
Prime Obligation Fund
   Class A                                     .25%         --           --
   Class B                                     .25%        .05%          --
   Class C                                     .25%        .25%          --
   Class H                                     .25%        .18%          --
   Sweep Class                                 .25%         --          .50%
Treasury Fund
   Class A                                     .25%         --           --
   Class B                                     .25%        .05%          --
   Class C                                     .25%        .25%          --
   Sweep Class                                 .25%         --          .50%
Treasury II Fund
   Class A                                     .25%         --           --
   Class B                                     .25%        .05%          --
   Class C                                     .25%        .25%          --
Short-Duration Government Fund
   Class A                                     .25%         --           --
Intermediate-Duration Government Fund
   Class A                                     .25%         --           --
GNMA Fund
   Class A                                     .25%         --           --
Ultra Short Bond Fund
   Class A                                     .25%         --           --

* These payments are characterized as "compensation" and are not directly tied to expenses incurred by the Distributor. The payments the Distributor receives during any year may therefore be higher or lower than its actual expenses. These payments may be used to compensate sweep class shareholders who provide distribution-related services to their customers.

The Distributor has voluntarily waived all or a portion of the shareholder servicing fees for Class A of each fund since inception of the plan. Such waivers are voluntary and may be discontinued at any time. For Classes B, C, and H, the shareholder servicing fees and the administrative service fees are shown combined as "Administrative & Shareholder Servicing Fees" in the Statement of Operations.

Certain officers and Trustees of the Trust are also officers and/or Trustees of the Administrator or the adviser. The Trust pays each unaffiliated Trustee an annual fee for attendance at quarterly, interim, and committee meetings. The Administrator or the adviser pays compensation of officers and affiliated Trustees.

The services provided by the Chief Compliance Officer ("CCO") and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust's Advisors and service providers as required by SEC regulations. The CCO's services have been approved by and are reviewed by the Board.

4. INVESTMENT ADVISORY AND CUSTODIAN AGREEMENTS

SEI Investments Management Corporation ("SIMC") serves as each Fund's investment adviser and "manager of managers" under an investment advisory agreement approved by the shareholders of each Fund. For its services, SIMC receives an annual fee equal to .075% on the first $500 million of net assets and .02% on the net assets in excess of $500 million for the Money Market Funds. The fee will be calculated based on the combined assets of the Money Market Funds. SIMC also receives an annual fee equal to .10% on the first $500 million of net assets, .075% of net assets between $500 million and $1 billion and .05% on the net assets in excess of $1 billion for the Short-Duration Government, Intermediate-Duration Government and GNMA Funds. The fee will be calculated based on the combined assets of the Funds listed above. SIMC also receives an annual fee equal to .10% on the first $500 million of net assets, .075% of net assets between $500 million and $1 billion and .05% on the net assets in excess of $1 billion for the Ultra Short Bond Fund. The fee will be calculated based on the net assets of the Ultra Short Bond Fund.

Pursuant to the "manager of managers" structure, the Board of Trustees approved Columbia Management Advisors, LLC (formerly Banc of America Capital Management,
LLC) as each Money Market Fund's investment sub-adviser under an investment sub-advisory agreement approved by the shareholders of each Fund. For its services to the Money Market Funds, the sub-adviser is entitled to receive a fee paid directly by SIMC.

Wellington Management Company, LLP ("Wellington LLP") serves as sub-adviser to the Fixed Income Funds under an investment sub-advisory agreement approved by the shareholders of each Fund. For its services to the Funds, Wellington LLP is entitled to receive a fee paid directly by SIMC.

U.S. Bank, N.A. serves as the custodian of the Funds. The custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased or sold in the Funds.


--------------------------------------------------------------------------------
SEI Daily Income Trust / Semi-Annual Report / July 31, 2007                   39

NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)



5. INVESTMENT TRANSACTIONS

The cost of security purchases and the proceeds from the sale of securities, other than temporary investments in short-term securities, for the six months ended July 31, 2007, were as follows for the Fixed Income Funds:
--------------------------------------------------------------------------------
                         Short-   Intermediate-                           Ultra
                       Duration        Duration                           Short
                     Government      Government            GNMA            Bond
                           Fund            Fund            Fund            Fund
                  ($ Thousands)   ($ Thousands)   ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
PURCHASES
U.S. Government   $      70,718   $      14,470   $     187,030   $      19,280
Other                        --              --              --          25,473

SALES
U.S. Government   $      89,682   $      36,100   $     192,195   $       7,081
Other                       172              --              --          48,062

6. FEDERAL TAX INFORMATION

It is each Fund's intention to continue to qualify as a regulated investment company for Federal income tax purposes and distribute all of its taxable income (including net capital gains). Accordingly, no provision for Federal income taxes is required.

Reclassification of components of net assets -- The timing and characterization of certain income and capital gain distributions are determined annually in accordance with Federal tax regulations which may differ from accounting principles generally accepted in the United States. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for the reporting period may differ from distributions during such period. These book/tax differences may be temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to Paid-in Capital, undistributed net investment income, or accumulated net realized gain, as appropriate, in the periods that the differences arise. These reclassifications, which have no impact on net asset value of the Fund, are primarily attributable to reclass of distributions and tax treatment of paydown gain (loss) on mortgage and asset-backed securities. Accordingly, the following permanent differences have been reclassified to/from the following accounts during the six months ended July 31, 2007:

---------------------------------------------------------------------------------------
                                                         Undistributed     Accumulated
                                                        Net Investment    Net Realized
                                      Paid-in Capital           Income     Gain (Loss)
                                        ($ Thousands)    ($ Thousands)   ($ Thousands)
---------------------------------------------------------------------------------------
Short-Duration Government Fund                  $  --           $  112          $ (112)
Intermediate-Duration Government Fund              --               33             (33)
GNMA Fund                                          --              126            (126)
Ultra Short Bond Fund                              --              (23)             23

The tax character of dividends and distributions during the last two fiscal years was as follows:

-----------------------------------------------------------------------------------------------
                                                       Ordinary       Long-term
                                                         Income    Capital Gain           Total
                                                  ($ Thousands)   ($ Thousands)   ($ Thousands)
-----------------------------------------------------------------------------------------------
Money Market Fund                          2007      $   60,356           $  --      $   60,356
                                           2006          27,014              --          27,014

Government Fund                            2007          36,529              --          36,529
                                           2006          19,694              --          19,694

Government II Fund                         2007          37,566              --          37,566
                                           2006          22,121              --          22,121

Prime Obligation Fund                      2007         233,756              --         233,756
                                           2006         129,961              --         129,961

Treasury Fund                              2007          33,879              --          33,879
                                           2006          18,770              --          18,770

Treasury II Fund                           2007          10,686              --          10,686
                                           2006           8,452              --           8,452

Short-Duration Government Fund             2007           6,236              --           6,236
                                           2006           6,742              --           6,742

Intermediate-Duration Government Fund      2007           3,175              --           3,175
                                           2006           3,755              --           3,755

GNMA Fund                                  2007           7,688              --           7,688
                                           2006           8,670              --           8,670

Ultra Short Bond Fund                      2007          15,345              --          15,345
                                           2006          11,854              --          11,854

As of January 31, 2007, the components of Distributable Earnings/(Accumulated Losses) on a tax basis were as follows:

------------------------------------------------------------------------------------------------------------------------------------
                                           Undistributed        Capital          Post-          Other                         Total
                                                Ordinary           Loss        October      Temporary     Unrealized    Accumulated
                                                  Income  Carryforwards         Losses    Differences   Depreciation         Losses
                                           ($ Thousands)  ($ Thousands)  ($ Thousands)  ($ Thousands)  ($ Thousands)  ($ Thousands)
------------------------------------------------------------------------------------------------------------------------------------
Money Market Fund                          $       4,873  $         (18) $          (9) $      (4,865) $          --  $         (19)
Government Fund                                    3,446            (68)           (11)        (3,445)            --            (78)
Government II Fund                                 3,594            (15)           (15)        (3,594)            --            (30)
Prime Obligation Fund                             23,218           (104)           (92)       (23,199)            --           (177)
Treasury Fund                                      3,258            (93)            --         (3,258)            --            (93)
Treasury II Fund                                     845            (27)            --           (845)            --            (27)
Short-Duration Government Fund                       456         (7,387)           (28)          (473)          (638)        (8,070)
Intermediate-Duration Government Fund                137         (3,375)            (3)          (179)          (540)        (3,960)
GNMA Fund                                            588        (11,576)          (105)          (609)        (1,758)       (13,460)
Ultra Short Bond Fund                                935         (4,780)           (41)          (967)          (398)        (5,251)

Amounts designated as "--" are $0 or have been rounded to $0.
--------------------------------------------------------------------------------
40                   SEI Daily Income Trust / Semi-Annual Report / July 31, 2007

At January 31, 2007, the following funds had capital loss carryforwards to offset future realized capital gains:
--------------------------------------------------------------------------------
                                                         Amount      Expiration
                                                  ($ Thousands)            Date
--------------------------------------------------------------------------------
Money Market Fund                                 $          16         1/31/14
                                                              2         1/31/15

Government Fund                                               5         1/31/10
                                                              5         1/31/11
                                                             54         1/31/13
                                                              4         1/31/14

Government II Fund                                            3         1/31/12
                                                              7         1/31/13
                                                              5         1/31/14

Prime Obligation Fund                                        27         1/31/10
                                                             43         1/31/11
                                                              2         1/31/12
                                                             14         1/31/13
                                                             18         1/31/14

Treasury Fund                                                65         1/31/11
                                                              1         1/31/12
                                                             22         1/31/13
                                                              5         1/31/14

Treasury II Fund                                             22         1/31/14
                                                              5         1/31/15

Short-Duration Government Fund                              899         1/31/12
                                                          1,326         1/31/13
                                                          2,377         1/31/14
                                                          2,785         1/31/15

Intermediate-Duration Government Fund                       301         1/31/13
                                                            883         1/31/14
                                                          2,191         1/31/15

GNMA Fund                                                   109         1/31/08
                                                          1,607         1/31/09
                                                            776         1/31/11
                                                          6,407         1/31/12
                                                          1,119         1/31/13
                                                              6         1/31/14
                                                          1,552         1/31/15

Ultra Short Bond Fund                                       557         1/31/11
                                                            442         1/31/12
                                                          1,020         1/31/13
                                                          1,045         1/31/14
                                                          1,716         1/31/15

For Federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. It is the Funds' intent that they will not distribute any realized gain distributions until the carryforwards have been offset or expired.

Post-October losses represent losses realized on investment transactions from November 1, 2006 through January 31, 2007 that, in accordance with Federal income tax regulations, the Funds may elect to defer and treat as having arisen in the following fiscal year.

At July 31, 2007, the Money Market Funds' cost of securities for Federal income tax purposes approximates the cost located in the Statements of Assets and Liabilities.

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Fixed Income Funds at July 31, 2007, were as follows:

--------------------------------------------------------------------------------------
                                                                                  Net
                              Federal     Appreciated     Depreciated      Unrealized
                             Tax Cost      Securities      Securities    Depreciation
                        ($ Thousands)   ($ Thousands)   ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------------
Short-Duration
   Government Fund      $     107,869             428         (1,035)           (607)
Intermediate-Duration
   Government Fund             29,958             254           (492)           (238)
GNMA Fund                     169,383             870         (2,626)         (1,756)
Ultra Short
   Bond Fund                  246,444             431         (1,136)           (705)

7. INVESTMENT RISKS

In the normal course of business, the Funds enter into contracts that provide general indemnifications by the Fund to the counterparty to the contract. The Funds' maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

8. OTHER

The Board approved a 5 for 1 reverse share split in the Ultra Short Bond Fund. The reverse share split occurred on May 6, 2005. This Fund is designed to be a low tracking error fund. The Fund experienced excess tracking error due to the impact of rounding on the Fund's net asset value ("NAV"). The reverse share split resulted in a higher NAV for the Fund, thus decreasing the level of tracking error resulting from NAV rounding.




--------------------------------------------------------------------------------
SEI Daily Income Trust / Semi-Annual Report / July 31, 2007                   41

NOTES TO FINANCIAL STATEMENTS (CONCLUDED) (UNAUDITED)



9. NEW ACCOUNTING PRONOUNCEMENTS

On July 13, 2006, the Financial Accounting Standards Board ("FASB") released FASB Interpretation No. 48, "Accounting for Uncertainty in Income Taxes" ("FIN 48"). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Funds' tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 was required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Based on its analysis, management has determined that the adoption of FIN 48 did not have a material impact to the Fund's financial statements upon adoption. However, management's conclusions regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance expected from the FASB, and on-going analyses of and changes to tax laws, regulations and interpretations thereof.

In September 2006, the FASB issued Statement on Financial Accounting Standards ("SFAS") No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of July 31, 2007, the Funds do not believe the adoption of SFAS No. 157 will impact the amounts reported in the financial statements, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain measurements reported in the financial statements for a fiscal period.




--------------------------------------------------------------------------------
42                   SEI Daily Income Trust / Semi-Annual Report / July 31, 2007

SEI DAILY INCOME TRUST -- JULY 31, 2007



Disclosure of Fund Expenses (Unaudited)

All mutual funds have operating expenses. As a shareholder of a Fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the Fund`s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the Fund's average net assets; this percentage is known as the Fund's expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the next page illustrates your Fund's costs in two ways:

o ACTUAL FUND RETURN. This section helps you to estimate the actual expenses that your Fund incurred over the period. The "Expenses Paid During Period" column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the "Ending Account Value" number is derived from deducting that expense cost from the fund's gross investment return.

You can use this information, together with the actual amount you invested in the fund, to estimate the expenses your Fund incurred over that period. Simply divide your actual starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under "Expenses Paid During Period."

o HYPOTHETICAL 5% RETURN. This section helps you compare your Fund's costs with those of other mutual funds. It assumes that the fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund's comparative cost by comparing the hypothetical result for your Fund in the "Expense Paid During Period" column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes -- NOT your Fund's actual return -- the account values shown do not apply to your specific investment.




--------------------------------------------------------------------------------
SEI Daily Income Trust / Semi-Annual Report / July 31, 2007                   43

DISCLOSURE OF FUND EXPENSES (UNAUDITED) (CONCLUDED)




                                   BEGINNING     ENDING                 EXPENSE
                                    ACCOUNT     ACCOUNT    ANNUALIZED    PAID
                                     VALUE       VALUE       EXPENSE    DURING
                                    2/01/07     7/31/07      RATIOS     PERIOD*
-------------------------------------------------------------------------------
MONEY MARKET FUND
-------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A Shares                     $1,000.00   $1,026.10      0.18%      $0.90
Class B Shares                      1,000.00    1,024.60      0.48%       2.41
Class C Shares                      1,000.00    1,023.50      0.68%       3.41
Sweep Class Shares                  1,000.00    1,022.30      0.93%       4.66

HYPOTHETICAL 5% RETURN
Class A Shares                     $1,000.00   $1,023.90      0.18%      $0.90
Class B Shares                      1,000.00    1,022.41      0.48%       2.41
Class C Shares                      1,000.00    1,021.42      0.68%       3.41
Sweep Class Shares                  1,000.00    1,020.18      0.93%       4.66
-------------------------------------------------------------------------------
GOVERNMENT FUND
-------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A Shares                     $1,000.00   $1,025.60      0.20%      $1.00
Class B Shares                      1,000.00    1,024.10      0.50%       2.51
Class C Shares                      1,000.00    1,023.00      0.70%       3.51
Sweep Class Shares                  1,000.00    1,021.80      0.95%       4.76

HYPOTHETICAL 5% RETURN
Class A Shares                     $1,000.00   $1,023.80      0.20%      $1.00
Class B Shares                      1,000.00    1,022.32      0.50%       2.51
Class C Shares                      1,000.00    1,021.32      0.70%       3.51
Sweep Class Shares                  1,000.00    1,020.08      0.95%       4.76
-------------------------------------------------------------------------------
GOVERNMENT II FUND
-------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A Shares                     $1,000.00   $1,025.40      0.20%      $1.00
Class B Shares                      1,000.00    1,023.90      0.50%       2.51
Class C Shares                      1,000.00    1,022.90      0.70%       3.51

HYPOTHETICAL 5% RETURN
Class A Shares                     $1,000.00   $1,023.80      0.20%      $1.00
Class B Shares                      1,000.00    1,022.32      0.50%       2.51
Class C Shares                      1,000.00    1,021.32      0.70%       3.51
-------------------------------------------------------------------------------
PRIME OBLIGATION FUND
-------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A Shares                     $1,000.00   $1,026.00      0.20%      $1.00
Class B Shares                      1,000.00    1,024.50      0.50%       2.51
Class C Shares                      1,000.00    1,023.50      0.70%       3.51
Class H Shares                      1,000.00    1,023.80      0.63%       3.16
Sweep Class Shares                  1,000.00    1,022.20      0.95%       4.76

HYPOTHETICAL 5% RETURN
Class A Shares                     $1,000.00   $1,023.80      0.20%      $1.00
Class B Shares                      1,000.00    1,022.32      0.50%       2.51
Class C Shares                      1,000.00    1,021.32      0.70%       3.51
Class H Shares                      1,000.00    1,021.67      0.63%       3.16
Sweep Class Shares                  1,000.00    1,020.08      0.95%       4.76
-------------------------------------------------------------------------------

                                   BEGINNING     ENDING                 EXPENSE
                                    ACCOUNT     ACCOUNT    ANNUALIZED    PAID
                                     VALUE       VALUE       EXPENSE    DURING
                                    2/01/07     7/31/07      RATIOS     PERIOD*
-------------------------------------------------------------------------------
TREASURY FUND
-------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A Shares                     $1,000.00   $1,025.20      0.20%      $1.00
Class B Shares                      1,000.00    1,023.70      0.50%       2.51
Class C Shares                      1,000.00    1,022.60      0.70%       3.51
Sweep Class Shares                  1,000.00    1,021.40      0.95%       4.76

HYPOTHETICAL 5% RETURN
Class A Shares                     $1,000.00   $1,023.80      0.20%      $1.00
Class B Shares                      1,000.00    1,022.32      0.50%       2.51
Class C Shares                      1,000.00    1,021.32      0.70%       3.51
Sweep Class Shares                  1,000.00    1,020.08      0.95%       4.76
-------------------------------------------------------------------------------
TREASURY II FUND
-------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A Shares                     $1,000.00   $1,023.40      0.22%      $1.10
Class B Shares                      1,000.00    1,022.00      0.52%       2.61
Class C Shares                      1,000.00    1,020.90      0.72%       3.61

HYPOTHETICAL 5% RETURN
Class A Shares                     $1,000.00   $1,023.70      0.22%      $1.10
Class B Shares                      1,000.00    1,022.22      0.52%       2.61
Class C Shares                      1,000.00    1,021.22      0.72%       3.61
-------------------------------------------------------------------------------
SHORT-DURATION GOVERNMENT FUND
-------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A Shares                     $1,000.00   $1,023.80      0.45%      $2.26

HYPOTHETICAL 5% RETURN
Class A Shares                     $1,000.00   $1,022.56      0.45%      $2.26
-------------------------------------------------------------------------------
INTERMEDIATE-DURATION GOVERNMENT FUND
-------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A Shares                     $1,000.00   $1,025.30      0.50%      $2.51

HYPOTHETICAL 5% RETURN
Class A Shares                     $1,000.00   $1,022.32      0.50%      $2.51
-------------------------------------------------------------------------------
GNMA FUND
-------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A Shares                     $1,000.00   $1,016.60      0.60%      $3.00

HYPOTHETICAL 5% RETURN
Class A Shares                     $1,000.00   $1,021.82      0.60%      $3.01
-------------------------------------------------------------------------------
ULTRA SHORT BOND FUND
-------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A Shares                     $1,000.00   $1,022.70      0.35%      $1.76

HYPOTHETICAL 5% RETURN
Class A Shares                     $1,000.00   $1,023.06      0.35%      $1.76

* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period shown).




--------------------------------------------------------------------------------
44                   SEI Daily Income Trust / Semi-Annual Report / July 31, 2007

Board of Trustees Considerations in Approving the Continuation of the Funds' Advisory and Sub-Advisory Agreements (Unaudited)


The SEI Daily Income Trust (the "Trust") and SEI Investments Management Corporation ("SIMC") have entered into an investment advisory agreement (the "Advisory Agreement"). Pursuant to the Advisory Agreement, SIMC oversees the investment advisory services provided to the series of the Trust (the "Funds") and may manage the cash portion of the Funds' assets. Pursuant to separate sub-advisory agreements (the "Sub-Advisory Agreements" and, together with the Advisory Agreement, the "Investment Advisory Agreements") with SIMC, and under the supervision of SIMC and the Trust's Board of Trustees (the "Board"), the Sub-Advisers are responsible for the day-to-day investment management of all or a discrete portion of the assets of the Funds. The Sub-Advisers also are responsible for managing their employees who provide services to these Funds. The Sub-Advisers are selected based primarily upon the research and recommendations of SIMC, which evaluates quantitatively and qualitatively the Sub-Advisers' skills and investment results in managing assets for specific asset classes, investment styles and strategies.

The Investment Company Act of 1940, as amended (the "1940 Act") requires that the initial approval of, as well as the continuation of, the Funds' Investment Advisory Agreements must be specifically approved: (i) by the vote of the Board of Trustees or by a vote of the shareholders of the Funds; and (ii) by the vote of a majority of the Trustees who are not parties to the Investment Advisory Agreements or "interested persons" of any party (the "Independent Trustees"), cast in person at a meeting called for the purpose of voting on such approval. In connection with their consideration of such approvals, the Funds' Trustees must request and evaluate, and SIMC and the Sub-Advisers are required to furnish, such information as may be reasonably necessary to evaluate the terms of the Investment Advisory Agreements. In addition, the Securities and Exchange Commission ("SEC") takes the position that, as part of their fiduciary duties with respect to a mutual fund's fees, mutual fund boards are required to evaluate the material factors applicable to a decision to approve an Investment Advisory Agreement.

Consistent with these responsibilities, the Trust's Board of Trustees calls and holds meetings each year that are dedicated to considering whether to renew the Investment Advisory Agreements between the Trust and SIMC and SIMC and the Sub-Advisers with respect to the Funds of the Trust. In preparation for these meetings, the Board requests and reviews a wide variety of materials provided by SIMC and the Sub-Advisers, including information about SIMC's and the Sub-Advisers' affiliates, personnel and operations. The Board also receives extensive data provided by third parties. This information is in addition to the detailed information about the Funds that the Board reviews during the course of each year, including information that relates to Fund operations and Fund performance. The Trustees also receive a memorandum from Fund counsel and independent counsel to the Independent Trustees regarding the responsibilities of Trustees in connection with their consideration of whether to approve the Trust's Investment Advisory Agreements. Finally, the Independent Trustees receive advice from independent counsel to the Independent Trustees, meet in executive session outside the presence of Fund management and participate in question and answer sessions with representatives of SIMC and the Sub-Advisers.

Specifically, the Board requested and received written materials from SIMC and the Sub-Advisers regarding: (a) the quality of SIMC's and the Sub-Advisers' investment management and other services; (b) SIMC's and the Sub-Advisers' investment management personnel; (c) SIMC's and the Sub-Advisers' operations and financial condition; (d) SIMC's and the Sub-Advisers' brokerage practices (including any soft dollar arrangements) and investment strategies; (e) the level of the advisory fees that SIMC and the Sub-Advisers charge the Funds compared with the fees each charge to comparable mutual funds; (f) the Funds' overall fees and operating expenses compared with similar mutual funds; (g) the level of SIMC's and the Sub-Advisers' profitability from their Fund-related operations; (h) SIMC's and the Sub-Advisers' compliance systems; (i) SIMC's and the Sub-Advisers' policies on and compliance procedures for personal securities transactions; (j) SIMC's and the Sub-Advisers' reputation, expertise and resources in domestic and/or international financial markets; and (k) the Funds' performance compared with similar mutual funds.

At the March 14-15, 2007 meetings of the Board of Trustees, the Trustees, including a majority of the Independent Trustees, approved the Investment Advisory Agreements and approved the selection of SIMC and the Sub-Advisers to act in their respective capacities for the Funds. The Board's approval was based on its consideration and evaluation of a variety of specific factors discussed at the meetings and at prior meetings, including:

o the nature, extent and quality of the services provided to the Funds under the Investment Advisory Agreements, including the resources of SIMC and the Sub-Advisers and their affiliates dedicated to the Funds;

o the Funds' investment performance and how it compared to that of other comparable mutual funds;

o the Funds' expenses under each Investment Advisory Agreement and how those expenses compared to those of other comparable mutual funds;

--------------------------------------------------------------------------------
SEI Daily Income Trust / Semi-Annual Report / July 31, 2007                   45

o the profitability of SIMC and the Sub-Advisers and their affiliates with respect to the Funds, including both direct and indirect benefits accruing to SIMC and the Sub-Advisers and their affiliates; and

o the extent to which economies of scale would be realized as the Funds grow and whether fee levels in the Investment Advisory Agreements reflect those economies of scale for the benefit of Fund investors.

NATURE, EXTENT AND QUALITY OF SERVICES. The Board of Trustees considered the nature, extent and quality of the services provided by SIMC and the Sub-Advisers to the Funds and the resources of SIMC and the Sub-Advisers and their affiliates dedicated to the Funds. In this regard, the Trustees evaluated, among other things, SIMC's and the Sub-Advisers' personnel, experience, track record and compliance program. The Trustees found the level of SIMC's professional staff and culture of compliance satisfactory. Following evaluation, the Board concluded that, within the context of its full deliberations, the nature, extent and quality of services provided by SIMC and the Sub-Advisers to the Funds and the resources of SIMC and the Sub-Advisers and their affiliates dedicated to the Funds supported renewal of the Investment Advisory Agreements.

FUND PERFORMANCE. The Board of Trustees considered Fund performance in determining whether to renew the Investment Advisory Agreements. Specifically, the Trustees considered the Funds' performance relative to their peer groups and appropriate indices/benchmarks, in light of total return, yield and market trends. As part of this review, the Trustees considered the composition of each peer group and selection criteria. In evaluating performance, the Trustees considered both market risk and shareholder risk expectations for the Funds. The Trustees found Fund performance satisfactory, and where performance was below the benchmark, the Trustees were satisfied that appropriate steps were being taken. Following evaluation, the Board concluded that, within the context of its full deliberations, the performance of the Funds supported renewal of the Investment Advisory Agreements.

FUND EXPENSES. With respect to the Funds' expenses under the Investment Advisory Agreements, the Trustees considered the rate of compensation called for by the Investment Advisory Agreements and the Funds' net operating expense ratio in comparison to those of other comparable mutual funds. The Trustees also considered information about average expense ratios of comparable mutual funds in the Funds' respective peer groups. The Trustees further considered the fact that the comparative fee analysis either showed that the various fees were below average or that there was a reasonable basis for the fee level. Finally, the Trustees considered the effects of SIMC's voluntary waiver of management and other fees and the Sub-Advisers' fees to prevent total Fund expenses from exceeding a specified cap and that SIMC and the Sub-Advisers, through waivers, have maintained the Funds' net operating expenses at competitive levels for their respective distribution channels. Following evaluation, the Board concluded that, within the context of its full deliberations, the expenses of the Funds are reasonable and supported renewal of the Investment Advisory Agreements.

PROFITABILITY. With regard to profitability, the Trustees considered all compensation flowing to SIMC and the Sub-Adviser and their affiliates, directly or indirectly. The Trustees considered whether the varied levels of compensation and profitability under the Investment Advisory Agreements and other service agreements were reasonable and justified in light of the quality of all services rendered to the Funds by SIMC and the Sub-Advisers and their affiliates. The Trustees found that profitability was reasonable and that the margin was not increasing despite growth in assets. When considering the profitability of the Sub-Advisers, the Board took into account the fact that the Sub-Advisers are compensated by SIMC, and not by the Funds directly, and such compensation with respect to any Sub-Adviser reflects an arms-length negotiation between the Sub-Adviser and SIMC. Based on this evaluation, the Board concluded that, within the context of its full deliberations, the profitability of SIMC and the Sub-Advisers are reasonable and supported renewal of the Investment Advisory Agreements.

ECONOMIES OF SCALE. The Trustees considered the existence of any economies of scale and whether those were passed along to the Funds' shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by SIMC and its affiliates. Based on this evaluation, the Board concluded that, within the context of its full deliberations, the Funds obtain reasonable benefit from economies of scale.

Based on the Trustees' deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, unanimously approved the continuation of the Investment Advisory Agreements and concluded that the compensation under the Investment Advisory Agreements is fair and reasonable in light of such services and expenses and such other matters as the Trustees considered to be relevant in the exercise of their reasonable judgment. In the course of their deliberations, the Trustees did not identify any particular information that was all-important or controlling.




--------------------------------------------------------------------------------
46                   SEI Daily Income Trust / Semi-Annual Report / July 31, 2007

Notes

Notes

Notes

Notes

Notes

Notes

SEI DAILY INCOME TRUST SEMI-ANNUAL REPORT JULY 31, 2007




Robert A. Nesher, CHAIRMAN

TRUSTEES
William M. Doran
F. Wendell Gooch
James M. Storey
George J. Sullivan, Jr.
Rosemarie B. Greco
Nina Lesavoy
James M. Williams
Mitchell A. Johnson

OFFICERS
Robert A. Nesher
PRESIDENT AND CHIEF EXECUTIVE OFFICER

Stephen F. Panner
CONTROLLER AND CHIEF FINANCIAL OFFICER

Russell Emery
CHIEF COMPLIANCE OFFICER

Timothy D. Barto
VICE PRESIDENT, SECRETARY

Sofia A. Rosala
VICE PRESIDENT, ASSISTANT SECRETARY

James Ndiaye
VICE PRESIDENT, ASSISTANT SECRETARY

Michael T. Pang
VICE PRESIDENT, ASSISTANT SECRETARY

John J. McCue
VICE PRESIDENT

Nicole Welch
ANTI-MONEY LAUNDERING COMPLIANCE OFFICER

INVESTMENT ADVISER
SEI Investments Management Corporation

ADMINISTRATOR
SEI Investments Global Funds Services

DISTRIBUTOR
SEI Investments Distribution Co.

LEGAL COUNSEL
Morgan, Lewis & Bockius LLP

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
KPMG LLP


This report and the financial statements contained herein are submitted for the general information of the shareholders of the Trust and must be preceded or accompanied by a current prospectus. Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, any bank. The shares are not federally insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other government agency. Investment in the shares involves risk, including the possible loss of principal.

FOR MORE INFORMATION CALL
1 800 DIAL SEI
(1 800 342 5734)

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[LOGO]
   SEI New Ways.
       New Answers.(R)
SEI Investments Distribution Co.
Oaks, PA 19456 1.800.DIAL.SEI (1.800.342.5734)









SEI-F-037 (7/07)

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ITEM 2.    CODE OF ETHICS.

Not applicable for semi-annual report.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual report.

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual report.

ITEM 5.    AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end management investment companies.

ITEM 6.    SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 8.    PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end management investment companies.

ITEM 10.   SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Trust has a standing Nominating Committee (the "Committee") currently consisting of the Independent Trustees. The Committee is responsible for evaluating and recommending nominees for election to the Trust's Board of Trustees (the "Board"). Pursuant to the Committee's Charter, adopted on June 18th 2004, the Committee will review all shareholder recommendations for nominations to fill vacancies on the Board if such recommendations are submitted in writing and addressed to the Committee at the Trust's office.

ITEM 11.   CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. Based on their evaluation, the certifying officers have concluded that the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.


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(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEMS 12.  EXHIBITS.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.


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                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                 SEI Daily Income Trust




By (Signature and Title)*                    /s/ Robert A. Nesher
                                             ---------------------------------
                                             Robert A. Nesher, President & CEO

Date:  September 28, 2007





Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                    /s/ Robert A. Nesher
                                             ---------------------------------
                                             Robert A. Nesher, President & CEO

Date:  September 28, 2007

By (Signature and Title)*                    /s/ Stephen F. Panner
                                             -----------------------------------
                                             Stephen F. Panner, Controller & CFO

Date:  September 28, 2007

* Print the name and title of each signing officer under his or her signature.